UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2025

Nuveen International Aggregate Bond ETF
NXUS/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen International Aggregate Bond ETF for the period of September 23, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen International Aggregate Bond ETF	$8	0.08%
* Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen International Aggregate Bond ETF’s total return at net asset value (NAV) was 0.43% for the abbreviated annual reporting period from the Fund’s launch on September 23, 2025, through December 31, 2025. The Fund’s index, the Bloomberg Global Aggregate ex‑USD Index (Hedged) Index, returned 0.65%.

•
The difference between the Fund’s total return at NAV and that of the index was driven by a limited investable universe relative to the index and transaction costs incurred during the Fund’s ramp‑up period. Both factors are expected to normalize going forward.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 23, 2025 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (9/23/25)

NAV	0.43%

Bloomberg Global Aggregate Bond Index	0.08%

Bloomberg Global Aggregate ex‑USD Index (Hedged)	0.65%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$2,535,933,488

Total number of portfolio holdings	2,792

Portfolio turnover (%)	2%

Total management fees paid for the year	$ 164,476

What did the Fund invest in? (as of December 31, 2025)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc.(“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P672_AR_1225 5093107

3

Annual Shareholder Report December 31, 2025

Nuveen Short-Term REIT ETF
NURE/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Short-Term REIT ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Short-Term REIT ETF	$35	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Short-Term REIT ETF’s total return at net asset value (NAV) was ‑7.53% for the 12 months ended December 31, 2025. The Fund’s custom index, the Dow Jones U.S. Select Short-Term REIT Index, returned ‑7.25%.

•
The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•
During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the Dow Jones U.S. Select REIT Index, which returned 3.67%.

•
Performance drivers between the Fund’s custom index and base index during the reporting period:

•
Top contributors to the custom index’s relative performance

•
An underweight to specialized REITs.

•
A lack of exposure to office REITs.

•
Top detractors from the custom index’s relative performance

•
An overweight allocation to residential REITs.

•
A lack of exposure to health care REITs.

•
An overweight allocation to hotel & resort REIT.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 19, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/19/16)

NAV	(7.53)%	4.14%	4.86%

S&P 500® Index	17.88%	14.42%	14.96%

Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.66%

Dow Jones U.S. Select Short-Term REIT Index	(7.25)%	4.51%	5.22%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.31 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$31,008,241

Total number of portfolio holdings	33

Portfolio turnover (%)	14%

Total management fees paid for the year	$ 140,548

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the December 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and the subsequent interim period through February 28, 2025, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P706_AR_1225 5093108

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended December 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended December 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025 (PwC)	$47,371	$0	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

December 31, 2024 (KPMG)	$20,000	$0	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended December 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended December 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended December 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended December 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025 (PwC)	$0	$0	$11,542,000	$11,542,000
December 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Terence J. Toth, Matthew Thornton III and Margaret L. Wolff.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen International Aggregate Bond ETF and
Nuveen Short-Term REIT ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (two of the funds constituting Nushares ETF Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Nuveen International Aggregate Bond ETF (1)
Nuveen Short-Term REIT ETF (2)
(1) Statement of operations, statement of changes in net assets and the financial highlights for the period September
23, 2025 (commencement of operations) through December 31, 2025
(2) Statement of operations, statement of changes in net assets and the financial highlights for the year ended
December 31, 2025
The financial statements of Nuveen Short-Term REIT ETF as of and for the year ended December 31, 2024 and the financial highlights for each of the periods ended on or prior to December 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated
February 28, 2025 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
(continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments December 31, 2025
NXUS
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.6%
CORPORATE BONDS - 0.2%
FINANCIALS - 0.2%
$ 300,000 Argenta Spaarbank NV, Reg S 0.500% 10/08/41 $ 212,959
300,000 BPCE SFH SA 3.000 02/20/29 356,517
300,000 Caisse de Refinancement de l'Habitat SA 3.375 06/28/32 356,963
300,000 CCF SFH SACA 2.500 04/09/29 350,329
500,000 Commerzbank AG 0.250 01/12/32 503,897
500,000 Credit Mutuel Home Loan SFH SA 3.000 02/03/31 587,609
300,000 DNB Boligkreditt AS 2.625 09/27/29 352,148
200,000 HYPO NOE Landesbank fuer Niederoesterreich und Wien AG 0.125 06/23/31 201,462
300,000 Iccrea Banca SpA, Reg S 3.500 03/04/32 358,369
300,000 Jyske Realkredit A/S, Reg S 2.500 01/01/29 352,127
600,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG 0.000 02/15/36 691,383
500,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 04/10/31 624,444
200,000 Prudential Funding Asia PLC 5.875 05/11/29 279,804
300,000 Societe Generale SFH SA 3.375 07/31/30 359,674
TOTAL FINANCIALS 5,587,685
TOTAL CORPORATE BONDS
(Cost $5,573,494) 5,587,685
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 19.9%
FINANCIALS - 12.1%
200,000 3i Group PLC , Reg S 3.750 06/05/40 214,412
72,000 (a) 407 International Inc , Reg S 2.590 05/25/32 49,482
200,000 Aareal Bank AG , Reg S 0.250 11/23/27 223,913
100,000 Aareal Bank AG , Reg S 2.375 09/14/29 116,002
550,000 Aareal Bank AG , Reg S 3.000 08/05/31 644,997
400,000 Abanca Corp Bancaria SA , Reg S 5.250 09/14/28 489,886
400,000 ABN AMRO Bank NV 2.375 04/07/28 469,878
300,000 ABN AMRO Bank NV , Reg S 4.375 10/20/28 367,146
200,000 ABN AMRO Bank NV , Reg S 2.500 10/02/29 234,019
200,000 ABN AMRO Bank NV , Reg S 4.250 02/21/30 245,062
400,000 ABN AMRO Bank NV , Reg S 3.875 01/15/32 480,657
500,000 ABN AMRO Bank NV , Reg S 1.250 01/20/34 491,244
500,000 ABN AMRO Bank NV , Reg S 4.500 11/21/34 622,908
200,000 Accent Capital PLC , Reg S 2.625 07/18/49 157,002
200,000 Achmea Bank NV , Reg S 2.750 09/15/32 231,266
400,000 Achmea BV , Reg S 6.750 12/26/43 542,351
100,000 Admiral Group PLC , Reg S 8.500 01/06/34 155,849
68,000 Aegon Ltd 6.125 12/15/31 97,599
500,000 Aeroports de Paris SA , Reg S 2.750 06/05/28 589,626
300,000 Affinity Sutton Capital Markets PLC 5.981 09/17/38 414,553
155,000 African Development Bank 2.875 03/23/28 184,247
100,000 Ageas SA/NV , Reg S 4.750 12/01/28 135,654
300,000 AIB Group PLC , Reg S 5.750 02/16/29 373,395
200,000 AIB Group PLC , Reg S 4.625 05/20/35 244,008
100,000 Aldermore Group PLC , Reg S 6.000 10/01/35 134,315
300,000 Allianz SE , Reg S 5.824 07/25/53 393,686
200,000 Allianz SE , Reg S 4.851 07/26/54 248,170
600,000 Allianz SE , Reg S 4.431 07/25/55 723,303
200,000 Altarea SCA , Reg S 1.750 01/16/30 217,074
100,000 American Express Co 3.433 05/20/32 118,071
300,000 Amplius Living , Reg S 3.250 05/15/43 283,151
300,000 Anchor Hanover Group , Reg S 2.000 07/21/51 193,119
500,000 ANZ New Zealand Int'l Ltd/London , Reg S 0.200 09/23/27 564,120
200,000 Argenta Spaarbank NV , Reg S 5.375 11/29/27 240,653
200,000 Argenta Spaarbank NV , Reg S 2.875 02/03/32 232,485
200,000 Arkea Home Loans SFH SA , Reg S 3.072 02/07/34 230,482
200,000 Arkea Public Sector SCF SA , Reg S 3.226 07/02/35 230,647

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 300,000 Aroundtown SA , Reg S 3.000% 10/16/29 $ 373,998
100,000 ASB Bank Ltd , Reg S 0.250 05/21/31 101,453
80,000 Asian Infrastructure Investment Bank/The , Reg S 3.000 02/14/28 95,090
74,000 Aspire Defence Finance PLC 4.674 03/31/40 95,008
74,000 Aspire Defence Finance PLC 4.674 03/31/40 95,008
300,000 ASR Nederland NV , Reg S 7.000 12/07/43 415,503
300,000 Assura Financing PLC , Reg S 1.625 06/30/33 311,783
200,000 Aster Treasury Plc , Reg S 1.405 01/27/36 186,505
500,000 Athene Global Funding , Reg S 0.625 01/12/28 561,226
100,000 Athene Global Funding , Reg S 5.146 11/01/29 135,717
200,000 Athene Global Funding , Reg S 5.858 09/19/35 270,415
200,000 Athora Holding Ltd , Reg S 5.875 09/10/34 249,753
200,000 Atradius Credito y Caucion SA de Seguros y Reaseguros , Reg S 5.000 04/17/34 247,671
200,000 Australia & New Zealand Banking Group Ltd 5.906 08/12/32 135,290
400,000 Australia & New Zealand Banking Group Ltd , Reg S 3.706 07/31/35 472,542
150,000 Australia & New Zealand Banking Group Ltd , Reg S 6.736 02/10/38 104,971
100,000 Australia & New Zealand Banking Group Ltd 6.124 07/25/39 67,220
500,000 Australia & New Zealand Banking Group Ltd 6.171 08/14/45 329,687
200,000 Aviva PLC , Reg S 4.000 10/02/30 145,180
400,000 Aviva PLC , Reg S 4.000 06/05/32 504,103
300,000 AXA Home Loan SFH SA , Reg S 0.050 07/05/27 340,166
200,000 AXA SA , Reg S 5.500 07/11/43 257,777
400,000 AXA SA , Reg S 4.375 07/24/55 477,344
500,000 AXA SA , Reg S 4.125 07/24/56 580,774
200,000 Ayvens SA , Reg S 3.875 01/24/28 240,633
300,000 Ayvens SA , Reg S 4.875 10/06/28 371,060
400,000 Banca Monte dei Paschi di Siena SpA , Reg S 3.500 05/28/31 473,021
100,000 Banca Transilvania SA , Reg S 7.250 12/07/28 125,488
300,000 Banco Bilbao Vizcaya Argentaria SA , Reg S 3.125 07/17/27 356,571
900,000 Banco Bilbao Vizcaya Argentaria SA , Reg S 3.625 06/07/30 1,086,313
400,000 Banco BPI SA , Reg S 2.625 04/08/31 464,534
675,000 Banco BPM SpA , Reg S 2.625 09/06/29 789,830
200,000 Banco BPM SpA , Reg S 3.125 10/23/31 232,064
400,000 Banco de Credito Social Cooperativo SA , Reg S 3.500 06/13/31 469,222
800,000 Banco de Sabadell SA , Reg S 3.250 06/05/34 939,421
300,000 Banco di Desio e della Brianza SpA , Reg S 3.250 01/24/31 350,680
500,000 Banco Santander SA , Reg S 3.250 04/02/29 592,483
200,000 Banco Santander SA , Reg S 2.375 07/14/29 233,010
1,000,000 Banco Santander SA , Reg S 3.375 01/11/30 1,205,719
200,000 Banco Santander SA , Reg S 5.375 01/17/31 277,935
700,000 Banco Santander SA , Reg S 4.875 10/18/31 884,668
100,000 Banco Santander SA , Reg S 2.875 07/14/33 115,605
200,000 Banco Santander SA , Reg S 3.750 01/09/34 238,336
500,000 Banco Santander SA , Reg S 3.500 02/17/35 577,354
200,000 Banco Santander Totta SA , Reg S 3.250 02/15/31 238,870
265,000 Bank Julius Baer & Co AG 2.375 04/04/31 354,210
100,000 Bank of America Corp , Reg S 4.134 06/12/28 121,369
200,000 Bank of America Corp , Reg S 1.667 06/02/29 253,028
250,000 Bank of America Corp , Reg S 3.261 01/28/31 294,902
200,000 Bank of America Corp , Reg S 3.584 04/27/31 259,307
500,000 Bank of America Corp , Reg S 2.984 10/30/31 578,310
800,000 Bank of America Corp , Reg S 3.485 03/10/34 933,059
100,000 Bank of Cyprus Pcl , Reg S 7.375 07/25/28 125,523
300,000 Bank of Ireland Group PLC , Reg S 3.625 05/19/32 355,778
200,000 Bank of Ireland Group PLC , Reg S 4.750 08/10/34 243,584
250,000 Bank of Montreal , Reg S 0.125 01/26/27 287,187
100,000 Bank of Montreal 4.309 06/01/27 74,251
200,000 Bank of Montreal 3.190 03/01/28 146,330
400,000 Bank of Montreal , Reg S 0.050 06/08/29 429,852
250,000 Bank of Montreal 3.731 06/03/31 183,277
900,000 Bank of Montreal 4.077 03/05/35 661,650
200,000 Bank of Nova Scotia/The , Reg S 3.250 01/18/28 238,892

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Bank of Nova Scotia/The 3.807% 11/15/28 $ 147,670
300,000 Bank of Nova Scotia/The 4.680 02/01/29 227,866
300,000 Bank of Nova Scotia/The , Reg S 3.500 04/17/29 359,465
400,000 Bank of Nova Scotia/The , Reg S 2.516 06/18/29 467,939
650,000 Bank of Nova Scotia/The 3.734 06/27/31 476,422
400,000 Bank of Nova Scotia/The 5.679 08/02/33 306,361
300,000 Bank of Nova Scotia/The 4.442 11/15/35 223,082
300,000 Bank of Queensland Ltd , Reg S 1.839 06/09/27 349,782
300,000 Bankinter SA , Reg S 3.500 09/10/32 355,718
200,000 Bankinter SA , Reg S 3.625 02/04/33 234,722
100,000 Banque Federative du Credit Mutuel SA , Reg S 4.125 03/13/29 121,724
100,000 Banque Federative du Credit Mutuel SA , Reg S 5.000 10/22/29 136,778
200,000 Banque Federative du Credit Mutuel SA , Reg S 3.000 05/07/30 233,148
300,000 Banque Federative du Credit Mutuel SA , Reg S 5.250 09/10/31 413,024
500,000 Banque Federative du Credit Mutuel SA , Reg S 3.250 10/17/31 582,992
200,000 Banque Federative du Credit Mutuel SA , Reg S 4.750 11/10/31 249,175
300,000 Banque Federative du Credit Mutuel SA , Reg S 5.125 01/13/33 377,353
200,000 Banque Federative du Credit Mutuel SA , Reg S 3.750 02/01/33 237,287
500,000 Banque Federative du Credit Mutuel SA , Reg S 4.125 06/14/33 606,863
300,000 Banque Federative du Credit Mutuel SA , Reg S 4.375 01/11/34 359,756
300,000 Banque Federative du Credit Mutuel SA , Reg S 3.750 02/03/34 353,460
500,000 Banque Federative du Credit Mutuel SA , Reg S 3.625 03/07/35 575,692
400,000 Barclays PLC , Reg S 6.369 01/31/31 569,047
200,000 Barclays PLC , Reg S 3.543 08/14/31 236,512
100,000 Barclays PLC 3.250 01/17/33 119,145
150,000 Barclays PLC , Reg S 4.506 01/31/33 184,614
100,000 Barclays PLC , Reg S 5.851 03/21/35 138,184
200,000 Barclays PLC , Reg S 3.941 01/31/36 234,443
300,000 Barclays PLC , Reg S 3.792 10/31/36 346,064
200,000 Barclays PLC , Reg S 4.616 03/26/37 241,920
150,000 Basler Kantonalbank 0.300 06/22/27 189,183
600,000 Bausparkasse Schwaebisch Hall AG 3.000 10/09/35 691,658
200,000 BAWAG Group AG , Reg S 6.750 02/24/34 255,170
400,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG , Reg S
3.125 01/12/29 477,389
500,000 BAWAG PSK Bank fuer Arbeit und Wirtschaft und
Oesterreichische Postsparkasse AG , Reg S
3.125 02/27/31 593,259
300,000 Bayerische Landesbank , Reg S 2.625 10/07/31 348,326
300,000 Bayerische Landesbank , Reg S 2.750 05/28/32 349,495
500,000 Bayerische Landesbank , Reg S 2.875 01/12/33 583,350
300,000 Belfius Bank SA , Reg S 3.625 10/18/28 362,597
800,000 Belfius Bank SA 4.125 09/12/29 978,495
500,000 Berkshire Hathaway Finance Corp 2.375 06/19/39 477,540
300,000 Berkshire Hathaway Inc 2.150 03/15/28 348,441
700,000 Berkshire Hathaway Inc 0.500 01/15/41 495,506
300,000 Beyond Housing Ltd , Reg S 2.125 05/17/51 201,384
300,000 Blackstone Property Partners Europe Holdings Sarl , Reg S 4.875 04/29/32 392,608
200,000 Blend Funding PLC , Reg S 5.260 06/11/32 274,288
400,000 BNP Paribas Fortis SA , Reg S 0.875 03/22/28 453,681
300,000 BNP Paribas Home Loan SFH SA , Reg S 3.000 01/31/30 355,084
100,000 BNP Paribas SA , Reg S 3.583 01/15/31 118,731
100,000 BNP Paribas SA , Reg S 1.250 07/13/31 111,237
200,000 BNP Paribas SA , Reg S 4.750 11/13/32 248,932
200,000 BNP Paribas SA , Reg S 4.125 05/24/33 244,216
1,100,000 BNP Paribas SA , Reg S 3.494 09/17/33 1,275,026
400,000 BNP Paribas SA , Reg S 4.095 02/13/34 479,900
200,000 BNP Paribas SA , Reg S 4.199 07/16/35 238,805
200,000 BNP Paribas SA , Reg S 6.318 11/15/35 280,871
800,000 BNP Paribas SA , Reg S 3.979 05/06/36 941,629
300,000 BNP Paribas SA , Reg S 2.000 09/13/36 293,002
200,000 BNP Paribas SA , Reg S 3.945 02/18/37 235,310
250,000 BNZ International Funding Ltd/London , Reg S 0.111 07/24/28 312,109

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 BP Capital Markets PLC , Reg S 5.773% 05/25/38 $ 277,970
200,000 BPCE Assurances SA , Reg S 4.125 10/22/35 235,247
200,000 BPCE SA , Reg S 3.500 01/25/28 238,992
200,000 BPCE SA , Reg S 4.625 03/02/30 245,799
200,000 BPCE SA , Reg S 4.875 10/22/30 271,908
100,000 BPCE SA , Reg S 5.250 10/22/30 136,433
200,000 BPCE SA , Reg S 4.000 11/29/32 241,699
300,000 BPCE SA , Reg S 3.625 10/01/33 348,862
200,000 BPCE SA , Reg S 4.000 01/20/34 237,611
200,000 BPCE SA , Reg S 4.250 01/11/35 241,396
300,000 BPCE SA , Reg S 3.875 01/25/36 353,292
500,000 BPCE SA , Reg S 3.875 02/26/36 581,947
100,000 BPCE SFH SA , Reg S 0.000 11/08/26 115,373
300,000 BPCE SFH SA , Reg S 3.250 04/12/28 358,338
500,000 BPCE SFH SA , Reg S 2.625 07/24/30 580,926
400,000 BPCE SFH SA , Reg S 3.000 01/15/31 470,980
500,000 BPCE SFH SA , Reg S 3.125 01/20/33 584,506
300,000 BPCE SFH SA , Reg S 3.125 05/22/34 347,224
600,000 BPER Banca SPA , Reg S 3.250 01/22/31 713,310
200,000 BPHA Finance PLC , Reg S 4.816 04/11/44 237,121
200,000 Broadgate Financing PLC , Reg S 4.821 07/05/33 265,058
300,000 BSK 1818 AG , Reg S 2.625 10/22/32 343,912
100,000 Caisse de Refinancement de l'Habitat SA , Reg S 0.000 10/08/29 106,142
300,000 Caisse de Refinancement de l'Habitat SA , Reg S 2.625 06/20/30 349,324
300,000 Caisse de Refinancement de l'Habitat SA , Reg S 2.750 02/20/32 346,159
400,000 Caisse de Refinancement de l'Habitat SA , Reg S 3.125 06/03/36 450,680
700,000 CaixaBank SA , Reg S 5.000 07/19/29 864,338
800,000 CaixaBank SA , Reg S 5.375 11/14/30 1,017,080
225,000 Cambridgeshire Housing Capital Plc , Reg S 4.250 09/15/45 248,846
100,000 Canadian Imperial Bank of Commerce 2.250 01/07/27 72,586
300,000 Canadian Imperial Bank of Commerce , Reg S 1.910 07/14/28 392,283
750,000 Canadian Imperial Bank of Commerce 3.650 12/10/28 552,650
300,000 Canadian Imperial Bank of Commerce 3.800 12/10/30 221,139
300,000 Canadian Imperial Bank of Commerce 3.900 06/20/31 221,301
52,000 Canary Wharf Finance II PLC , Reg S 5.952 01/22/35 73,190
300,000 Carmila SA , Reg S 3.750 01/13/33 344,904
300,000 CCF SFH SACA , Reg S 2.625 09/07/32 339,751
200,000 Cepsa Finance SA , Reg S 0.750 02/12/28 224,684
400,000 Ceska sporitelna AS , Reg S 3.743 09/09/32 470,063
150,000 Chesnara PLC , Reg S 4.750 08/04/32 187,403
500,000 Chubb INA Holdings LLC 2.500 03/15/38 509,732
200,000 Church Commissioners for England , Reg S 3.625 07/14/52 196,162
200,000 Cie de Financement Foncier SA , Reg S 5.500 01/26/27 272,318
100,000 Cie de Financement Foncier SA , Reg S 0.875 09/11/28 112,324
200,000 Cie de Financement Foncier SA , Reg S 3.125 05/17/29 238,317
400,000 Cie de Financement Foncier SA , Reg S 3.125 06/06/30 475,084
500,000 Cie de Financement Foncier SA , Reg S 3.375 09/16/31 595,927
200,000 Cie de Financement Foncier SA , Reg S 1.250 11/15/32 206,992
600,000 Cie de Financement Foncier SA , Reg S 3.000 03/10/33 693,417
200,000 Citigroup Inc , Reg S 3.750 05/14/32 238,414
500,000 Citigroup Inc 3.493 10/22/34 575,957
350,000 Citigroup Inc 4.550 06/03/35 259,060
100,000 Citigroup Inc 4.113 04/29/36 119,366
400,000 Citigroup Inc 4.296 07/23/36 473,769
400,000 Citizen Treasury PLC , Reg S 4.625 12/03/42 461,967
200,000 Close Brothers Finance PLC , Reg S 1.625 12/03/30 227,456
200,000 Coface SA , Reg S 6.000 09/22/32 260,454
400,000 Colonial SFL Socimi SA , Reg S 1.350 10/14/28 453,306
550,000 Commerzbank AG 0.000 03/11/30 578,539
500,000 Commerzbank AG , Reg S 4.625 01/17/31 617,184
425,000 Commerzbank AG , Reg S 2.250 09/01/32 479,270
300,000 Commerzbank AG , Reg S 3.125 06/13/33 355,591

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 600,000 Commerzbank AG 1.250% 01/09/34 $ 614,771
400,000 Commonwealth Bank of Australia 4.266 06/04/34 483,927
600,000 Commonwealth Bank of Australia , Reg S 3.788 08/26/37 700,557
200,000 Commonwealth Bank of Australia 6.704 03/15/38 140,200
600,000 Commonwealth Bank of Australia 6.152 11/27/39 405,179
200,000 Cooperatieve Rabobank UA , Reg S 5.250 09/14/27 272,322
250,000 Cooperatieve Rabobank UA/Australia 5.051 02/26/29 167,666
100,000 Co-Operative Bank Holdings PLC/The , Reg S 9.500 05/24/28 143,650
200,000 Corebridge Global Funding , Reg S 5.125 12/09/29 273,645
400,000 Coventry Building Society , Reg S 2.625 10/01/29 467,508
100,000 Credit Agricole Assurances SA , Reg S 2.625 01/29/48 116,311
200,000 Credit Agricole Home Loan SFH SA , Reg S 3.375 09/04/28 239,809
300,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 12/01/30 354,315
500,000 Credit Agricole Home Loan SFH SA , Reg S 2.625 02/17/31 579,838
500,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 07/09/32 583,731
200,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 12/11/32 232,489
200,000 Credit Agricole Home Loan SFH SA , Reg S 3.000 08/29/33 231,610
500,000 Credit Agricole Home Loan SFH SA , Reg S 2.875 01/12/34 570,643
200,000 Credit Agricole Italia SpA , Reg S 3.500 01/15/30 241,435
500,000 Credit Agricole Italia SpA , Reg S 3.250 02/15/34 581,502
100,000 Credit Agricole Italia SpA , Reg S 3.500 03/11/36 116,806
100,000 Credit Agricole Public Sector SCF SA 0.000 09/13/28 109,675
300,000 Credit Agricole SA , Reg S 4.875 10/23/29 408,469
300,000 Credit Agricole SA , Reg S 3.875 04/20/31 363,169
400,000 Credit Agricole SA , Reg S 5.500 07/31/32 552,772
300,000 Credit Agricole SA , Reg S 4.375 11/27/33 367,564
500,000 Credit Agricole SA , Reg S 3.750 01/22/34 591,795
300,000 Credit Agricole SA , Reg S 3.500 09/26/34 344,777
600,000 Credit Agricole SA , Reg S 3.750 05/27/35 697,893
500,000 Credit Agricole SA , Reg S 4.125 02/26/36 597,232
200,000 Credit Agricole SA , Reg S 4.375 04/15/36 240,933
100,000 Credit Mutuel Arkea SA , Reg S 1.125 05/23/29 110,651
400,000 Credit Mutuel Arkea SA , Reg S 3.307 05/06/32 466,990
400,000 Credit Mutuel Arkea SA , Reg S 3.625 10/03/33 469,925
300,000 Credit Mutuel Arkea SA , Reg S 3.635 07/17/35 348,249
200,000 Credit Mutuel Home Loan SFH SA , Reg S 1.000 04/30/28 227,089
500,000 Credit Mutuel Home Loan SFH SA 2.625 06/06/30 582,575
500,000 Credit Mutuel Home Loan SFH SA , Reg S 3.000 07/29/32 582,446
500,000 Credito Emiliano SpA , Reg S 5.625 05/30/29 622,860
300,000 Crelan Home Loan SCF , Reg S 2.500 07/09/30 347,002
300,000 CTP NV , Reg S 3.625 04/13/32 346,972
300,000 CTP NV , Reg S 3.875 11/21/32 349,668
200,000 Dali Capital PLC 4.799 12/21/37 245,057
400,000 Danske Bank A/S , Reg S 4.125 01/10/31 489,542
2,000,000 Danske Hypotek AB , Reg S 3.250 12/19/29 221,478
2,000,000 Danske Hypotek AB , Reg S 3.000 12/18/30 218,526
100,000 Danske Kiinnitysluottopankki Oyj , Reg S 0.000 11/24/26 115,292
400,000 Danske Kiinnitysluottopankki Oyj , Reg S 3.500 01/29/29 483,331
400,000 DBS Bank Ltd/London , Reg S 2.429 01/03/29 467,376
1,300,000 Deutsche Bahn AG , Reg S 1.500 12/08/32 1,384,555
100,000 Deutsche Bank AG , Reg S 5.375 01/11/29 122,952
400,000 Deutsche Bank AG , Reg S 3.000 06/16/29 469,392
400,000 Deutsche Bank AG , Reg S 3.750 01/15/30 480,474
200,000 Deutsche Bank AG , Reg S 6.125 12/12/30 282,001
600,000 Deutsche Bank AG , Reg S 3.375 02/13/31 704,504
500,000 Deutsche Bank AG , Reg S 4.500 07/12/35 613,868
300,000 Deutsche Kreditbank AG , Reg S 0.500 03/19/27 345,376
50,000 Deutsche Pfandbriefbank AG , Reg S 3.000 01/25/27 59,094
200,000 Deutsche Pfandbriefbank AG , Reg S 2.875 01/24/28 236,309
500,000 Deutsche Pfandbriefbank AG , Reg S 3.250 09/01/28 582,916
400,000 Digital Dutch Finco BV , Reg S 3.875 07/15/34 460,892
200,000 Digital Intrepid Holding BV , Reg S 0.625 07/15/31 199,367

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Digital Stout Holding LLC , Reg S 3.750% 10/17/30 $ 256,663
700,000 DLR Kredit A/S 1.000 04/01/27 108,678
500,000 DLR Kredit A/S 1.000 04/01/28 76,499
900,000 DLR Kredit A/S 1.000 04/01/30 132,602
100,000 DNB Bank ASA , Reg S 4.000 03/14/29 120,818
500,000 DNB Bank ASA , Reg S 3.750 07/02/35 593,286
300,000 DNB Boligkreditt AS , Reg S 2.625 01/28/30 351,829
300,000 DNB Boligkreditt AS 2.375 06/10/30 347,591
200,000 DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH ,
Reg S
4.875 08/21/30 239,405
950,000 DZ HYP AG , Reg S 0.000 04/20/29 1,027,740
1,000,000 DZ HYP AG 2.750 02/27/32 1,166,028
400,000 Eika Boligkreditt AS , Reg S 2.750 05/26/32 464,494
500,000 Electricite de France SA , Reg S 4.000 05/07/37 581,404
500,000 Electricite de France SA , Reg S 4.750 06/17/44 582,717
400,000 ELM BV for Julius Baer Group Ltd , Reg S 3.875 09/13/29 478,257
200,000 EMH Treasury PLC 4.500 01/29/44 228,980
500,000 EnBW International Finance BV , Reg S 0.250 10/19/30 517,664
500,000 Enexis Holding NV , Reg S 3.500 05/30/36 576,251
300,000 Equitable Bank , Reg S 2.375 09/28/28 349,753
200,000 Equitable Financial Life Global Funding , Reg S 6.375 06/02/28 280,426
100,000 Erste Group Bank AG , Reg S 0.625 01/18/27 115,548
100,000 Erste Group Bank AG , Reg S 3.250 01/10/29 119,775
300,000 Erste Group Bank AG , Reg S 2.875 01/09/31 353,727
100,000 Erste Group Bank AG , Reg S 3.000 04/20/32 117,713
200,000 Erste Group Bank AG , Reg S 3.250 01/14/33 233,643
300,000 Erste Group Bank AG , Reg S 3.125 12/12/33 353,111
300,000 Erste Group Bank AG , Reg S 3.100 05/28/35 348,074
2,660,000 European Financial Stability Facility , Reg S 3.000 07/10/30 3,173,872
3,180,000 European Financial Stability Facility , Reg S 2.875 05/28/31 3,762,947
731,000 European Investment Bank , Reg S 2.250 08/14/28 857,803
900,000 European Investment Bank , Reg S 0.000 09/28/28 993,352
65,000 European Investment Bank 3.300 05/25/29 41,744
2,000,000 European Investment Bank , Reg S 2.500 02/17/31 2,332,795
110,000 European Investment Bank 4.550 06/02/33 70,793
950,000 European Investment Bank , Reg S 2.875 06/18/35 1,097,756
300,000 EXOR NV , Reg S 3.750 02/14/33 353,809
200,000 Fairfax Financial Holdings Ltd , Reg S 2.750 03/29/28 233,152
200,000 Federation des Caisses Desjardins du Quebec 3.804 09/24/29 147,883
200,000 Federation des Caisses Desjardins du Quebec , Reg S 4.875 10/08/30 272,517
500,000 Federation des Caisses Desjardins du Quebec , Reg S 4.264 01/24/35 370,469
300,000 First Capital Real Estate Investment Trust 4.461 02/15/34 215,477
200,000 Folio Residential Finance NO 1 PLC , Reg S 1.246 10/31/27 253,399
200,000 Freshwater Finance PLC , Reg S 4.607 10/17/36 239,939
300,000 Futures Treasury PLC , Reg S 3.375 02/08/44 291,980
400,000 GA Global Funding Trust , Reg S 4.133 09/16/35 460,221
100,000 GB Social Housing PLC , Reg S 5.193 02/12/38 127,734
300,000 Gecina SA , Reg S 2.000 06/30/32 322,658
200,000 Gecina SA , Reg S 3.375 08/04/35 226,627
700,000 Generali , Reg S 4.250 12/14/47 841,870
75,000 Goldman Sachs Group Inc/The , Reg S 3.125 07/25/29 96,660
275,000 Goldman Sachs Group Inc/The , Reg S 1.875 12/16/30 328,034
400,000 Goldman Sachs Group Inc/The , Reg S 0.750 03/23/32 401,841
700,000 Goldman Sachs Group Inc/The , Reg S 3.500 01/23/33 822,280
105,000 Goldman Sachs Group Inc/The 6.875 01/18/38 154,035
200,000 Gothaer Allgemeine Versicherung AG , Reg S 5.000 06/20/45 241,616
200,000 Grainger PLC , Reg S 3.000 07/03/30 247,685
200,000 Great-West Lifeco Inc , Reg S 4.700 11/16/29 249,259
200,000 Greensquareaccord Ltd , Reg S 5.250 11/30/47 239,181
400,000 Guinness Partnership Ltd/The , Reg S 2.000 04/22/55 244,289
500,000 Hamburg Commercial Bank AG , Reg S 0.100 11/02/28 546,063
300,000 Hamburger Sparkasse AG , Reg S 4.375 02/12/29 369,160

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Hastoe Capital PLC 5.600% 03/27/42 $ 257,903
600,000 Heimstaden Bostad Treasury BV , Reg S 1.625 10/13/31 619,491
300,000 Hiscox Ltd , Reg S 6.000 09/22/27 412,276
300,000 Home Group Ltd , Reg S 3.125 03/27/43 280,577
200,000 HOOPP Realty Finance Trust 3.922 11/27/32 145,485
200,000 Housing & Care 21 , Reg S 3.288 11/08/49 179,491
48,000 (b) HSBC Bank Capital Funding Sterling 1 LP , Reg S 5.844 N/A 67,679
1,000,000 HSBC Holdings PLC , Reg S 3.755 05/20/29 1,197,864
300,000 HSBC Holdings PLC 3.000 05/29/30 384,671
400,000 HSBC Holdings PLC 6.800 09/14/31 585,226
1,000,000 HSBC UK Bank PLC , Reg S 2.625 05/25/30 1,163,200
200,000 Hyde Housing Association Ltd , Reg S 1.750 08/18/55 112,097
400,000 Hypo Vorarlberg Bank AG , Reg S 2.750 05/13/32 461,631
500,000 ICADE , Reg S 1.625 02/28/28 572,767
200,000 Iccrea Banca SpA , Reg S 2.625 11/07/30 232,158
200,000 Iccrea Banca SpA , Reg S 3.500 06/05/34 236,230
300,000 Immobiliare Grande Distribuzione SIIQ SpA , Reg S 4.450 11/04/30 353,254
300,000 Incommunities Treasury PLC , Reg S 3.250 03/21/49 259,752
500,000 ING Belgium SA , Reg S 2.750 08/25/32 578,318
100,000 ING Groep NV , Reg S 1.125 12/07/28 126,759
500,000 ING Groep NV , Reg S 4.500 05/23/29 608,977
200,000 ING Groep NV , Reg S 4.875 10/02/29 272,256
200,000 ING Groep NV , Reg S 1.750 02/16/31 222,106
200,000 ING Groep NV , Reg S 3.000 08/17/31 232,608
300,000 ING Groep NV , Reg S 3.375 11/19/32 351,526
500,000 ING Groep NV , Reg S 5.250 11/14/33 647,323
700,000 ING Groep NV , Reg S 4.750 05/23/34 880,323
200,000 ING Groep NV , Reg S 4.000 02/12/35 240,759
600,000 ING Groep NV , Reg S 3.500 08/17/36 686,927
100,000 ING-DiBa AG , Reg S 0.125 05/23/27 114,128
600,000 ING-DiBa AG , Reg S 3.250 02/15/28 717,705
70,000 International Bank for Reconstruction & Development 0.000 04/24/28 78,064
22,000,000 International Bank for Reconstruction & Development 2.250 01/19/29 3,188,447
150,000 International Bank for Reconstruction & Development 2.900 02/14/34 174,828
42,000,000 International Bank for Reconstruction & Development 2.750 07/26/34 6,282,896
137,000 International Development Association , Reg S 0.750 09/21/28 169,811
600,000 International Development Association , Reg S 3.500 06/12/45 672,385
1,000,000 Intesa Sanpaolo SpA , Reg S 1.250 01/15/30 1,108,433
600,000 Intesa Sanpaolo SpA , Reg S 3.850 09/16/32 716,608
100,000 Investec PLC , Reg S 1.875 07/16/28 129,156
250,000 Investec PLC , Reg S 9.125 03/06/33 362,418
250,000 Jackson National Life Global Funding , Reg S 0.125 07/14/28 309,369
200,000 Jigsaw Funding PLC , Reg S 3.375 05/05/52 178,173
600,000 JPMorgan Chase & Co , Reg S 4.457 11/13/31 743,245
300,000 JPMorgan Chase & Co , Reg S 1.895 04/28/33 344,649
700,000 JPMorgan Chase & Co , Reg S 3.761 03/21/34 831,407
400,000 JPMorgan Chase & Co , Reg S 3.588 01/23/36 463,609
100,000 Just Group PLC , Reg S 6.875 03/30/35 139,286
157,000 Juturna European Loan Conduit No 16 PLC , Reg S 5.064 08/10/33 214,175
550,000 Jyske Bank A/S , Reg S 0.250 02/17/28 630,346
4,200,000 Jyske Realkredit A/S 1.000 04/01/30 619,360
300,000 Jyske Realkredit A/S , Reg S 2.750 10/01/32 346,936
200,000 Karbon Homes Ltd , Reg S 3.375 11/15/47 185,312
400,000 KBC Group NV , Reg S 4.375 04/19/30 489,695
400,000 KBC Group NV , Reg S 4.750 04/17/35 491,904
200,000 Klepierre SA , Reg S 0.875 02/17/31 208,940
300,000 Klepierre SA , Reg S 3.750 09/30/37 348,365
400,000 Komercni Banka AS , Reg S 2.750 10/15/30 466,251
700,000 Kreditanstalt fuer Wiederaufbau , Reg S 4.375 01/31/28 952,133
2,000,000 Kreditanstalt fuer Wiederaufbau , Reg S 0.750 01/15/29 2,237,075
1,200,000 Kreditanstalt fuer Wiederaufbau , Reg S 0.000 09/17/30 1,251,068
3,000,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.500 10/15/31 3,481,628

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 1,310,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.750% 02/14/33 $ 1,527,507
1,800,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.875 06/07/33 2,107,895
1,800,000 Kreditanstalt fuer Wiederaufbau , Reg S 2.625 01/10/34 2,062,829
200,000 La Banque Postale Home Loan SFH SA , Reg S 2.750 10/30/30 233,622
500,000 La Banque Postale Home Loan SFH SA , Reg S 3.000 01/31/31 589,368
200,000 La Banque Postale Home Loan SFH SA , Reg S 2.750 06/12/32 230,949
200,000 La Mondiale SAM , Reg S 4.375 10/20/35 235,442
600,000 La Poste SA , Reg S 4.000 06/12/35 723,014
300,000 Land Securities Capital Markets PLC , Reg S 4.750 09/18/31 404,988
116,000 Landesbank Baden-Wuerttemberg , Reg S 3.250 11/04/26 137,512
50,000 Landesbank Baden-Wuerttemberg , Reg S 2.625 02/05/29 58,922
150,000 Landesbank Baden-Wuerttemberg , Reg S 0.375 05/29/29 163,774
100,000 Landesbank Baden-Wuerttemberg , Reg S 0.125 07/24/29 107,827
150,000 Landesbank Baden-Wuerttemberg 0.125 01/18/30 159,218
100,000 Landesbank Baden-Wuerttemberg , Reg S 3.000 09/26/31 118,322
500,000 Landesbank Hessen-Thueringen Girozentrale 0.000 09/26/29 534,208
2,000,000 Landshypotek Bank AB , Reg S 3.600 04/25/28 222,171
2,000,000 Landshypotek Bank AB , Reg S 3.250 08/04/28 220,769
2,000,000 Landwirtschaftliche Rentenbank , Reg S 2.625 07/08/32 2,316,539
1,050,000 Landwirtschaftliche Rentenbank , Reg S 2.750 01/17/33 1,219,449
2,800,000 Lansforsakringar Hypotek AB , Reg S 0.500 09/20/28 288,285
2,000,000 Lansforsakringar Hypotek AB , Reg S 3.000 09/19/29 219,633
4,000,000 Lansforsakringar Hypotek AB , Reg S 3.750 09/30/30 451,689
2,000,000 Lansforsakringar Hypotek AB , Reg S 3.000 09/23/32 215,723
500,000 LEG Immobilien SE , Reg S 3.875 01/20/35 573,823
80,000 Legal & General Finance PLC 5.875 12/11/31 114,205
200,000 Legal & General Group PLC , Reg S 6.625 04/01/55 282,460
100,000 LHV Group AS , Reg S 5.375 05/24/28 120,194
700,000 LHV Pank AS , Reg S 2.625 06/11/29 819,311
200,000 LiveWest Treasury PLC , Reg S 2.250 10/10/43 163,253
700,000 Lloyds Bank PLC , Reg S 6.500 09/17/40 1,031,833
550,000 London & Quadrant Housing Trust , Reg S 2.000 10/20/38 488,169
100,000 Luminor Bank AS/Estonia , Reg S 4.042 09/10/28 119,129
500,000 Luminor Bank AS/Estonia , Reg S 3.551 06/12/29 590,700
200,000 Luminor Bank AS/Estonia , Reg S 2.653 09/10/29 233,943
200,000 Manulife Financial Corp 5.054 02/23/34 152,435
400,000 Manulife Financial Corp 2.818 05/13/35 282,129
200,000 Martlet Homes Ltd , Reg S 3.000 05/09/52 160,748
100,000 MassMutual Global Funding II , Reg S 4.625 10/05/29 135,441
200,000 MassMutual Global Funding II , Reg S 5.000 09/29/32 272,277
80,000 Meadowhall Finance PLC , Reg S 4.986 01/12/32 106,141
100,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 2.625 08/05/30 116,169
100,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.000 01/15/31 116,387
300,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.125 08/22/31 349,098
400,000 Mediobanca Banca di Credito Finanziario SpA , Reg S 3.000 09/04/31 468,691
200,000 Mercialys SA , Reg S 4.000 09/10/31 237,694
300,000 Metropolitan Funding PLC , Reg S 4.125 04/05/48 308,774
100,000 Metropolitan Life Global Funding I , Reg S 5.000 01/10/30 137,444
500,000 Metropolitan Life Global Funding I , Reg S 4.750 05/30/30 326,906
200,000 Metropolitan Life Global Funding I , Reg S 4.750 08/27/31 270,969
400,000 Metropolitan Life Global Funding I , Reg S 4.149 06/06/33 294,315
200,000 Mitsubishi UFJ Financial Group Inc , Reg S 3.556 09/05/32 237,146
200,000 Mitsubishi UFJ Financial Group Inc , Reg S 3.870 06/10/36 235,799
200,000 Mizuho Financial Group Inc , Reg S 3.295 05/13/33 232,364
200,000 Mizuho Financial Group Inc , Reg S 3.980 05/21/34 239,341
600,000 Mizuho Financial Group Inc , Reg S 3.688 08/26/35 696,433
100,000 Moat Homes Finance PLC 5.000 09/23/41 123,515
200,000 Morgan Stanley 3.521 05/22/31 237,470
300,000 Morgan Stanley 3.149 11/07/31 349,186
200,000 Morgan Stanley 5.789 11/18/33 282,785
550,000 Morgan Stanley 3.955 03/21/35 654,669
300,000 Morgan Stanley 5.213 10/24/35 402,534

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 300,000 Morgan Stanley 4.099% 05/22/36 $ 358,325
500,000 Morgan Stanley 3.749 11/07/36 577,712
200,000 Morhomes PLC , Reg S 3.400 02/19/38 211,773
1,100,000 Muenchener Hypothekenbank eG 3.375 04/11/35 1,254,005
700,000 Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
, Reg S
1.000 05/26/42 706,360
300,000 Myriad Capital Plc , Reg S 4.750 12/20/43 348,344
200,000 National Australia Bank Ltd 2.900 02/25/27 131,136
200,000 National Australia Bank Ltd 4.850 03/22/29 133,713
500,000 National Australia Bank Ltd , Reg S 6.342 06/06/39 341,470
500,000 National Australia Bank Ltd , Reg S 5.774 07/30/40 328,330
600,000 National Bank of Canada 3.441 10/21/31 433,107
200,000 National Bank of Canada 4.260 02/15/35 148,066
100,000 Nationale-Nederlanden Bank NV/The Netherlands 0.500 09/21/28 110,436
500,000 Nationwide Building Society , Reg S 0.250 09/14/28 550,780
750,000 Nationwide Building Society , Reg S 1.375 06/29/32 795,657
300,000 Nationwide Building Society , Reg S 2.250 05/16/37 310,092
1,500,000 NatWest Group PLC , Reg S 0.670 09/14/29 1,663,608
500,000 NatWest Group PLC , Reg S 5.642 10/17/34 687,928
300,000 NBN Co Ltd , Reg S 3.375 11/29/32 352,453
100,000 NBN Co Ltd , Reg S 3.750 03/22/34 118,734
200,000 NE Property BV , Reg S 3.875 09/30/33 233,333
100,000 New York Life Global Funding , Reg S 0.750 12/14/28 122,016
600,000 New York Life Global Funding , Reg S 4.450 09/05/30 387,578
200,000 New York Life Global Funding , Reg S 4.875 04/30/31 274,772
400,000 New York Life Global Funding , Reg S 4.000 06/17/32 292,806
100,000 NewRiver REIT PLC , Reg S 3.500 03/07/28 130,470
500,000 NIBC Bank NV , Reg S 0.125 11/25/30 514,029
200,000 NIE Finance PLC , Reg S 5.750 12/07/35 276,423
400,000 Nippon Life Insurance Co , Reg S 4.165 09/02/55 464,001
500,000 NN Group NV , Reg S 6.000 11/03/43 660,360
100,000 Norddeutsche Landesbank-Girozentrale 0.250 10/28/26 115,684
700,000 Norddeutsche Landesbank-Girozentrale , Reg S 2.625 10/20/28 824,986
450,000 Nordea Bank Abp , Reg S 3.375 06/11/29 538,652
2,000,000 Nordea Hypotek AB , Reg S 1.000 06/16/27 213,233
4,000,000 Nordea Hypotek AB , Reg S 3.500 09/20/28 445,482
4,000,000 Nordea Hypotek AB , Reg S 3.500 10/26/29 446,926
8,000,000 Nordea Hypotek AB , Reg S 3.000 11/26/30 874,592
200,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.625 10/26/28 242,301
400,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 01/31/31 474,460
200,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 04/12/34 233,343
450,000 Nordea Kiinnitysluottopankki Oyj , Reg S 3.000 08/28/35 518,597
500,000 Nordea Kredit Realkreditaktieselskab 1.000 10/01/27 77,138
1,000,000 Nordea Kredit Realkreditaktieselskab , Reg S 1.000 04/01/28 153,175
1,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/29 150,481
2,000,000 Nordea Kredit Realkreditaktieselskab 1.000 04/01/30 295,156
100,000 Nordic Investment Bank , Reg S 2.375 09/11/29 116,664
200,000 Northwestern Mutual Global Funding , Reg S 4.700 10/28/30 271,302
500,000 Notting Hill Genesis , Reg S 3.250 10/12/48 433,545
200,000 Novo Banco SA , Reg S 2.500 05/20/29 233,444
500,000 Novo Banco SA , Reg S 2.750 02/04/30 586,531
1,800,000 Nykredit Realkredit AS , Reg S 1.000 07/01/27 278,786
1,600,000 Nykredit Realkredit AS , Reg S 1.000 01/01/28 246,047
1,500,000 Nykredit Realkredit AS , Reg S 1.000 07/01/28 228,816
200,000 Nykredit Realkredit AS , Reg S 4.000 07/17/28 241,547
200,000 Nykredit Realkredit AS , Reg S 4.625 01/19/29 246,000
1,500,000 Nykredit Realkredit AS , Reg S 1.000 07/01/29 224,764
4,000,000 Nykredit Realkredit AS , Reg S 1.000 01/01/30 593,600
4,000,000 Nykredit Realkredit AS , Reg S 1.000 07/01/30 586,810
200,000 Nykredit Realkredit AS , Reg S 3.625 07/24/30 238,043
6,000,000 Nykredit Realkredit AS , Reg S 1.000 01/01/31 870,639
100,000 Nykredit Realkredit AS , Reg S 4.000 04/24/35 118,822

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Oesterreichische Kontrollbank AG , Reg S 3.125% 11/15/28 $ 239,208
200,000 Oesterreichische Kontrollbank AG , Reg S 4.500 10/22/29 273,394
400,000 Onward Homes Ltd , Reg S 2.125 03/25/53 261,308
750,000 OP Mortgage Bank , Reg S 0.625 02/15/29 830,027
200,000 Optivo Finance PLC , Reg S 3.283 03/22/48 177,287
300,000 Orbit Capital PLC , Reg S 3.375 06/14/48 272,310
200,000 OSB Group PLC , Reg S 8.875 01/16/30 299,176
200,000 OTP Banka dd , Reg S 4.750 04/03/28 240,614
400,000 Oxford Properties Group Trust 3.602 11/13/30 290,095
500,000 Pacific Life Global Funding II , Reg S 5.375 11/30/28 692,376
300,000 Paradigm Homes Charitable Housing Association Ltd , Reg S 2.250 05/20/51 209,494
300,000 Paragon Treasury Plc , Reg S 2.000 05/07/36 287,390
300,000 Peabody Capital PLC , Reg S 5.250 03/17/43 370,664
300,000 Penarian Housing Finance PLC , Reg S 3.212 06/07/52 270,192
400,000 Pension Insurance Corp PLC , Reg S 6.875 11/15/34 563,358
275,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 0.125 02/19/29 344,390
975,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.750 03/22/29 1,284,212
525,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.000 09/06/30 677,241
350,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.875 01/15/31 470,728
1,000,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.500 09/06/33 1,332,741
300,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 03/15/34 404,013
500,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG 1.625 01/28/39 676,207
1,200,000 Pfandbriefbank schweizerischer Hypothekarinstitute AG , Reg S 1.750 12/23/43 1,658,263
200,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.350 08/02/27 253,001
1,300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.400 01/16/32 1,713,510
450,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.650 12/21/32 604,099
800,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.450 12/07/33 1,062,705
300,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
0.900 10/26/35 379,223
500,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.070 03/01/40 630,313
900,000 Pfandbriefzentrale der schweizerischen Kantonalbanken AG , Reg
S
1.450 03/14/42 1,191,161
300,000 Phoenix Group Holdings PLC , Reg S 5.625 04/28/31 407,354
200,000 Places For People Treasury PLC , Reg S 6.250 12/06/41 270,322
100,000 Platform HG Financing PLC , Reg S 1.926 09/15/41 82,474
200,000 Platform HG Financing PLC , Reg S 1.625 08/10/55 109,208
100,000 Poplar HARCA Ltd Via Poplar HARCA Capital PLC , Reg S 4.843 09/30/43 119,416
100,000 Praemia Healthcare SACA , Reg S 0.875 11/04/29 107,207
400,000 Programa Cedulas TDA Fondo de Titulizacion de Activos 4.250 03/28/27 480,233
1,200,000 Prologis Euro Finance LLC 1.500 09/10/49 802,523
125,000 Prologis International Funding II SA , Reg S 1.750 03/15/28 144,259
200,000 Prologis International Funding II SA , Reg S 2.750 02/22/32 239,243
200,000 Prologis LP 2.250 06/30/29 251,840
100,000 Protective Life Global Funding , Reg S 4.803 11/01/30 135,408
400,000 Public Storage Operating Co 3.500 01/20/34 462,373
100,000 QBE Insurance Group Ltd , Reg S 2.500 09/13/38 127,518
100,000 Raiffeisen Bank International AG , Reg S 6.000 09/15/28 123,347
500,000 Raiffeisen Bank International AG , Reg S 3.875 01/03/30 600,063
400,000 Raiffeisenlandesbank Niederoesterreich-Wien AG , Reg S 3.375 07/24/28 478,963
4,750,000 Realkredit Danmark A/S , Reg S 1.000 01/01/30 704,900
4,000,000 Realkredit Danmark A/S , Reg S 1.000 01/01/32 566,821
2,000,000 Realkredit Danmark A/S , Reg S 1.000 04/01/34 273,797
400,000 Realty Income Corp 6.000 12/05/39 546,750
300,000 RHP Finance PLC , Reg S 3.250 02/05/48 275,993
100,000 Riverside Finance Plc , Reg S 6.625 09/11/50 137,530
100,000 RL Finance Bonds NO 4 PLC , Reg S 4.875 10/07/49 113,941
100,000 Rothesay Life PLC , Reg S 7.019 12/10/34 144,054

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Royal Bank of Canada 4.632% 05/01/28 $ 150,779
500,000 Royal Bank of Canada , Reg S 3.500 07/25/28 601,758
400,000 Royal Bank of Canada , Reg S 2.750 02/04/30 470,063
400,000 Royal Bank of Canada , Reg S 0.000 01/27/31 406,716
450,000 Royal Bank of Canada 3.985 07/22/31 333,510
350,000 Royal Bank of Canada 5.096 04/03/34 266,758
500,000 Royal Bank of Canada 4.279 02/04/35 370,987
500,000 Royal Bank of Canada 4.464 10/17/35 373,055
1,000,000 RTE Reseau de Transport d'Electricite SADIR , Reg S 3.750 07/04/35 1,177,977
100,000 Saltaire Finance PLC , Reg S 4.815 12/06/36 132,865
500,000 Saltaire Finance PLC , Reg S 4.809 03/14/53 607,036
200,000 Sanctuary Capital PLC , Reg S 2.375 04/14/50 144,850
200,000 Santander Bank Polska SA , Reg S 3.500 10/07/31 233,109
400,000 Santander Consumer Finance SA , Reg S 3.750 01/17/29 481,944
100,000 Santander UK Group Holdings PLC , Reg S 7.098 11/16/27 137,814
100,000 Santander UK PLC , Reg S 0.050 01/12/27 114,851
300,000 Santander UK PLC , Reg S 2.625 04/12/28 352,965
600,000 Santander UK PLC , Reg S 3.125 05/12/31 710,062
300,000 Saxon Weald Capital PLC , Reg S 5.375 06/06/42 393,063
200,000 Scentre Group Trust 1 / Scentre Group Trust 2 , Reg S 1.750 04/11/28 230,452
400,000 Scottish Widows Ltd , Reg S 7.000 06/16/43 565,432
100,000 Segro PLC 5.750 06/20/35 140,012
100,000 Sirius Real Estate Ltd , Reg S 1.750 11/24/28 112,665
1,850,000 Skandinaviska Enskilda Banken AB , Reg S 3.875 05/09/28 2,234,920
4,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 11/06/28 439,742
4,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 12/06/29 439,059
4,000,000 Skandinaviska Enskilda Banken AB , Reg S 3.000 12/17/30 437,168
200,000 Slovenska Sporitelna AS , Reg S 3.875 09/30/27 240,549
100,000 Societe Generale SA , Reg S 4.125 11/21/28 122,022
200,000 Societe Generale SA , Reg S 3.375 05/14/30 236,013
200,000 Societe Generale SA , Reg S 4.875 11/21/31 249,492
200,000 Societe Generale SA , Reg S 5.625 06/02/33 257,964
300,000 Societe Generale SA , Reg S 6.250 06/22/33 433,715
1,000,000 Societe Generale SA , Reg S 3.750 09/02/33 1,167,813
100,000 Societe Generale SA , Reg S 3.750 05/17/35 117,560
400,000 Societe Generale SA , Reg S 4.125 05/14/36 473,136
200,000 Societe Generale SFH SA 0.000 12/02/26 230,391
300,000 Societe Generale SFH SA , Reg S 3.125 02/24/32 352,666
300,000 Societe Generale SFH SA , Reg S 3.125 02/01/36 340,741
300,000 Society of Lloyd's , Reg S 4.875 02/07/47 404,392
100,000 Sovereign Housing Capital PLC , Reg S 2.375 11/04/48 73,788
300,000 Sovereign Housing Capital PLC , Reg S 5.500 01/24/57 372,311
100,000 SpareBank 1 Boligkreditt AS , Reg S 0.050 11/03/28 109,783
200,000 SpareBank 1 Boligkreditt AS , Reg S 2.375 02/13/30 231,911
200,000 SpareBank 1 Boligkreditt AS , Reg S 3.000 05/19/30 237,774
200,000 SpareBank 1 Boligkreditt AS , Reg S 2.750 08/27/32 231,449
300,000 SpareBank 1 Boligkreditt AS , Reg S 3.000 05/15/34 348,958
2,000,000 Sparebanken Norge 4.550 10/23/30 196,505
400,000 Sparebanken Norge Boligkreditt AS , Reg S 3.000 07/31/29 476,006
200,000 Sparkasse Pforzheim Calw , Reg S 3.000 01/22/31 235,839
4,000,000 Stadshypotek AB , Reg S 2.500 12/01/27 435,272
4,000,000 Stadshypotek AB , Reg S 2.000 09/01/28 428,856
2,000,000 Stadshypotek AB , Reg S 4.000 05/02/29 226,667
6,000,000 Stadshypotek AB , Reg S 2.500 02/01/30 645,721
12,000,000 Stadshypotek AB , Reg S 2.500 12/02/30 1,281,973
300,000 Standard Chartered PLC , Reg S 3.864 03/17/33 357,065
300,000 Stedin Holding NV , Reg S 3.625 06/20/31 360,975
300,000 Stonewater Funding PLC , Reg S 1.625 09/10/36 279,226
200,000 Sumitomo Mitsui Financial Group Inc , Reg S 0.303 10/28/27 225,750
200,000 Sumitomo Mitsui Financial Group Inc , Reg S 3.686 10/06/36 231,671
400,000 Sumitomo Mitsui Trust Bank Ltd , Reg S 0.000 10/15/27 449,077
200,000 Sun Life Financial Inc 2.800 11/21/33 143,713

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 500,000 Sun Life Financial Inc 4.140% 09/13/37 $ 363,531
300,000 Supermarket Income Reit PLC , Reg S 5.125 07/30/31 406,226
800,000 Svenska Handelsbanken AB , Reg S 0.500 02/18/30 847,261
700,000 Svenska Handelsbanken AB , Reg S 5.000 08/16/34 867,691
2,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 0.250 06/09/27 211,067
2,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 3.500 06/14/28 222,360
4,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 4.000 05/23/29 453,517
4,000,000 Sveriges Sakerstallda Obligationer AB , Reg S 1.000 06/12/30 402,462
600,000 Swedbank AB , Reg S 0.200 01/12/28 671,316
100,000 Swedbank AB , Reg S 4.875 10/11/30 136,842
300,000 Swedbank Hypotek AB , Reg S 1.375 05/31/27 348,514
4,000,000 Swedbank Hypotek AB , Reg S 3.000 03/28/29 439,713
5,200,000 Swedbank Hypotek AB , Reg S 3.000 12/27/29 570,546
9,600,000 Swedbank Hypotek AB , Reg S 3.000 10/29/30 1,049,920
100,000 Swiss Life Finance I AG , Reg S 3.250 08/31/29 118,675
200,000 Talanx AG , Reg S 2.250 12/05/47 231,749
100,000 Telereal Securitisation PLC , Reg S 3.563 12/10/31 125,319
300,000 Temasek Financial I Ltd , Reg S 5.125 07/26/40 403,742
43,000 Tesco Property Finance 3 PLC , Reg S 5.744 04/13/40 58,000
255,000 Tesco Property Finance 6 PLC , Reg S 5.411 07/13/44 333,211
200,000 THFC Funding No 3 PLC , Reg S 5.200 10/11/43 250,156
300,000 Together Housing Finance PLC , Reg S 4.500 12/17/42 338,129
200,000 Toronto-Dominion Bank/The , Reg S 2.875 04/05/27 264,666
250,000 Toronto-Dominion Bank/The 4.210 06/01/27 185,610
200,000 Toronto-Dominion Bank/The , Reg S 2.442 09/08/28 234,435
400,000 Toronto-Dominion Bank/The 4.002 10/31/30 297,043
500,000 Toronto-Dominion Bank/The , Reg S 3.563 04/16/31 593,213
700,000 Toronto-Dominion Bank/The 3.605 09/10/31 509,699
400,000 Toronto-Dominion Bank/The , Reg S 2.973 09/09/32 467,740
300,000 Toronto-Dominion Bank/The , Reg S 3.357 09/22/32 348,499
200,000 Toronto-Dominion Bank/The 4.133 01/09/33 147,782
200,000 Toronto-Dominion Bank/The , Reg S 3.247 02/16/34 235,345
300,000 Toronto-Dominion Bank/The 4.423 10/31/35 222,863
100,000 TP ICAP Finance PLC , Reg S 2.625 11/18/28 126,070
300,000 Tritax Big Box REIT PLC , Reg S 1.500 11/27/33 311,257
600,000 UBS Group AG , Reg S 0.435 11/09/28 753,298
400,000 UBS Group AG , Reg S 4.375 01/11/31 491,026
300,000 UBS Group AG , Reg S 0.875 11/03/31 307,064
200,000 UBS Group AG , Reg S 0.625 01/18/33 192,329
300,000 UBS Group AG , Reg S 7.375 09/07/33 457,096
500,000 UBS Group AG , Reg S 3.250 02/12/34 573,247
300,000 UBS Group AG , Reg S 3.757 08/11/36 349,958
350,000 UBS Switzerland AG , Reg S 2.583 09/23/27 412,156
1,100,000 Unibail-Rodamco-Westfield SE , Reg S 1.750 02/27/34 1,096,187
200,000 UniCredit Bank Austria AG , Reg S 3.125 09/21/29 238,712
300,000 UniCredit Bank Austria AG , Reg S 0.050 09/21/35 254,351
150,000 UniCredit Bank GmbH , Reg S 2.625 02/19/30 175,706
850,000 UniCredit Bank GmbH , Reg S 2.625 11/22/30 991,257
400,000 UniCredit Bank GmbH 0.375 01/17/33 390,233
150,000 UniCredit SpA , Reg S 3.100 06/10/31 175,777
500,000 UniCredit SpA , Reg S 3.200 09/22/31 582,555
150,000 UniCredit SpA , Reg S 4.000 03/05/34 180,409
500,000 UniCredit SpA , Reg S 4.200 06/11/34 602,490
300,000 UniCredit SpA , Reg S 3.725 06/10/35 351,408
200,000 Unipol Assicurazioni SpA , Reg S 4.900 05/23/34 246,115
100,000 UNITE Group PLC/The , Reg S 5.625 06/25/32 137,701
100,000 US Bancorp 4.009 05/21/32 120,488
100,000 VGP NV , Reg S 1.500 04/08/29 110,952
300,000 Volksbank Wien AG , Reg S 3.625 09/09/31 354,582
1,000,000 Vonovia SE , Reg S 1.500 06/14/41 773,677
800,000 Vonovia SE , Reg S 1.625 09/01/51 500,103
200,000 Warehouses De Pauw CVA , Reg S 3.125 01/15/31 231,367

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 200,000 Wellcome Trust Finance PLC , Reg S 4.625% 07/25/36 $ 262,392
200,000 Wellcome Trust Ltd/The , Reg S 2.517 02/07/18 124,888
180,000 Wells Fargo & Co , Reg S 2.500 05/02/29 228,151
100,000 Wells Fargo & Co , Reg S 2.766 07/23/29 117,094
500,000 Wells Fargo & Co , Reg S 2.125 09/24/31 589,542
300,000 Wells Fargo & Co , Reg S 3.900 07/22/32 360,713
500,000 Wells Fargo & Co , Reg S 3.866 07/23/36 586,228
100,000 Welltower OP LLC 4.800 11/20/28 135,529
300,000 Westfield America Management Ltd , Reg S 2.625 03/30/29 379,198
1,000,000 Westpac Banking Corp , Reg S 0.000 09/22/28 1,099,562
100,000 Westpac Banking Corp 5.000 01/15/29 67,148
300,000 Westpac Banking Corp 5.100 05/14/29 201,953
700,000 Westpac Banking Corp , Reg S 5.815 06/04/40 460,777
200,000 Westpac Securities NZ Ltd/London , Reg S 3.750 04/20/28 241,445
300,000 Wheatley Group Capital PLC , Reg S 4.375 11/28/44 335,823
300,000 WHG Treasury PLC , Reg S 4.250 10/06/45 328,927
134,000 White City Property Finance PLC , Reg S 5.120 04/17/35 183,229
275,000 Workspace Group PLC , Reg S 2.250 03/11/28 347,099
225,000 Wrekin Housing Group Ltd/The , Reg S 2.500 10/22/48 171,294
500,000 Wuestenrot & Wuerttembergische AG , Reg S 2.125 09/10/41 523,354
100,000 Yorkshire Building Society , Reg S 3.511 10/11/30 129,705
300,000 Yorkshire Housing Finance PLC , Reg S 4.125 10/31/44 315,494
TOTAL FINANCIALS 306,039,811
INDUSTRIAL - 5.9%
100,000 AA Bond Co Ltd , Reg S 7.375 07/31/29 142,893
100,000 AA Bond Co Ltd , Reg S 6.850 07/31/31 143,594
600,000 AbbVie Inc 1.250 11/18/31 634,708
500,000 Abertis France SAS , Reg S 0.625 09/14/28 553,140
800,000 Abertis Infraestructuras SA , Reg S 1.125 03/26/28 905,947
400,000 AGCO International Holdings BV , Reg S 0.800 10/06/28 443,503
200,000 Air Liquide Finance SA , Reg S 1.250 06/13/28 227,352
200,000 Air Liquide Finance SA , Reg S 3.375 05/29/34 234,434
300,000 Air Liquide Finance SA , Reg S 3.500 03/21/35 353,037
300,000 Air Products and Chemicals Inc 3.450 02/14/37 336,012
300,000 Alimentation Couche-Tard Inc , Reg S 4.011 02/12/36 352,660
200,000 Alphabet Inc 2.500 05/06/29 233,690
100,000 Alphabet Inc 3.000 05/06/33 115,564
200,000 Alphabet Inc 4.000 11/06/44 228,189
400,000 Alphabet Inc 4.000 05/06/54 435,731
400,000 Alphabet Inc 4.375 11/06/64 447,454
100,000 Alstom SA , Reg S 0.000 01/11/29 107,826
300,000 Altrad Investment Authority SAS , Reg S 4.429 06/23/32 354,937
500,000 Amcor UK Finance PLC 3.750 02/20/33 581,085
100,000 America Movil SAB de CV 5.750 06/28/30 140,461
100,000 America Movil SAB de CV 4.375 08/07/41 113,440
100,000 American Honda Finance Corp 1.500 10/19/27 128,111
325,000 American Honda Finance Corp 5.050 08/20/31 441,303
300,000 American Medical Systems Europe BV 3.500 03/08/32 355,753
200,000 American Tower Corp 3.625 05/30/32 236,344
300,000 American Tower Corp 4.100 05/16/34 357,865
300,000 Amgen Inc , Reg S 4.000 09/13/29 398,559
400,000 Anglo American Capital PLC , Reg S 4.125 03/15/32 483,794
600,000 Anheuser-Busch InBev SA/NV , Reg S 3.375 05/19/33 703,557
700,000 Anheuser-Busch InBev SA/NV , Reg S 3.875 05/19/38 811,446
800,000 Anheuser-Busch InBev SA/NV , Reg S 3.950 03/22/44 891,234
575,000 Apple Inc 3.600 07/31/42 630,418
200,000 APRR SA , Reg S 3.125 01/24/30 235,873
500,000 APRR SA , Reg S 3.125 01/06/34 569,316
400,000 (b) Arkema SA , Reg S 4.800 N/A 479,750
500,000 Asahi Group Holdings Ltd , Reg S 3.464 04/16/32 585,782
400,000 Associated British Foods PLC , Reg S 2.500 06/16/34 453,845
300,000 Astrazeneca Finance LLC , Reg S 3.121 08/05/30 355,284

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
200,000 Astrazeneca Finance LLC , Reg S 3.278% 08/05/33 $ 234,389
300,000 AT&T Inc 3.150 06/01/30 352,865
300,000 AT&T Inc 3.950 04/30/31 363,935
300,000 AT&T Inc 3.600 06/01/33 351,659
250,000 AT&T Inc 4.300 11/18/34 304,176
150,000 AT&T Inc 7.000 04/30/40 221,283
600,000 AT&T Inc 4.875 06/01/44 692,180
300,000 Australia Pacific Airports Melbourne Pty Ltd , Reg S 4.000 06/07/34 357,854
300,000 Autoliv Inc , Reg S 3.000 10/29/30 347,473
500,000 Autoroutes du Sud de la France SA , Reg S 1.375 02/21/31 539,802
735,000 Autostrade per l'Italia SpA , Reg S 1.625 01/25/28 845,417
400,000 Avery Dennison Corp 3.750 11/04/34 463,422
300,000 Barry Callebaut Services NV , Reg S 3.750 02/19/28 357,950
300,000 BASF SE , Reg S 1.500 03/17/31 325,583
500,000 BASF SE , Reg S 1.625 11/15/37 461,123
350,000 BAT Netherlands Finance BV , Reg S 3.125 04/07/28 415,395
700,000 Bayer AG , Reg S 4.625 05/26/33 873,679
500,000 Becton Dickinson & Co 3.828 06/07/32 598,419
150,000 Bell Telephone Co of Canada or Bell Canada 3.800 08/21/28 110,676
200,000 Bell Telephone Co of Canada or Bell Canada 5.850 11/10/32 160,123
200,000 Bell Telephone Co of Canada or Bell Canada 5.150 08/24/34 153,243
600,000 Bell Telephone Co of Canada or Bell Canada 5.250 08/14/55 434,823
300,000 Berkeley Group PLC/The , Reg S 2.500 08/11/31 348,433
500,000 Blackrock Inc 3.750 07/18/35 593,699
400,000 Blackstone Holdings Finance Co LLC , Reg S 3.500 06/01/34 464,925
400,000 BMS Ireland Capital Funding Designated Activity Co 4.581 11/10/55 458,408
100,000 BMW Finance NV , Reg S 2.625 05/20/28 117,530
700,000 BMW International Investment BV , Reg S 3.125 07/22/29 828,472
500,000 BMW US Capital LLC , Reg S 3.375 02/02/34 577,643
100,000 Booking Holdings Inc 4.500 11/15/31 124,394
100,000 Booking Holdings Inc 4.125 05/12/33 121,739
300,000 Booking Holdings Inc 4.750 11/15/34 378,151
300,000 Booking Holdings Inc 3.625 11/07/35 344,990
400,000 Booking Holdings Inc 4.500 05/09/46 459,776
275,000 Boston Scientific Corp 0.625 12/01/27 311,811
200,000 Bouygues SA , Reg S 3.875 07/17/31 242,473
300,000 Bouygues SA , Reg S 4.625 06/07/32 376,178
100,000 Bouygues SA , Reg S 5.375 06/30/42 129,638
300,000 BPCE SFH SA , Reg S 3.000 03/24/32 349,909
200,000 Bristol-Myers Squibb Co 1.750 05/15/35 200,169
400,000 (b) British American Tobacco PLC , Reg S 4.750 N/A 474,482
800,000 British Telecommunications PLC , Reg S 2.125 09/26/28 926,434
300,000 British Telecommunications PLC , Reg S 5.750 12/07/28 421,090
200,000 Bromford Flagship Ltd , Reg S 3.125 05/03/48 177,902
300,000 Brown-Forman Corp 2.600 07/07/28 388,789
200,000 Canadian National Railway Co 4.200 06/10/35 145,866
500,000 Canadian National Railway Co 4.700 05/10/53 353,941
300,000 Capgemini SE , Reg S 3.125 09/25/31 347,903
200,000 Capgemini SE , Reg S 3.500 09/25/34 229,337
300,000 Cardiff University , Reg S 3.000 12/07/55 245,057
300,000 Carrefour SA , Reg S 3.250 06/24/30 353,609
300,000 Carrefour SA , Reg S 3.750 05/24/33 353,008
500,000 Carrier Global Corp 3.625 01/15/37 559,948
200,000 Caterpillar Financial Services Corp , Reg S 4.620 02/28/28 272,210
300,000 Cellnex Finance Co SA , Reg S 1.250 01/15/29 335,270
400,000 Cellnex Finance Co SA , Reg S 2.000 02/15/33 419,426
300,000 Chancellor Masters & Scholars of The University of Cambridge/
The , Reg S
2.350 06/27/78 193,299
200,000 Channel Link Enterprises Finance PLC , Reg S 3.848 06/30/50 183,640
500,000 Cie de Saint-Gobain SA , Reg S 2.375 10/04/27 586,443
150,000 Cie de Saint-Gobain SA , Reg S 4.625 10/09/29 203,630
200,000 Cie Generale des Etablissements Michelin SCA , Reg S 3.125 05/16/31 235,151

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
200,000 Cie Generale des Etablissements Michelin SCA , Reg S 3.375% 05/16/36 $ 229,533
300,000 CK Hutchison Finance 16 Ltd , Reg S 2.000 04/06/28 345,676
200,000 CK HUTCHISON GROUP TELECOM FINANCE SA , Reg S 2.000 10/17/27 257,200
400,000 Coca-Cola Co/The , Reg S 1.000 10/02/28 511,680
700,000 Coca-Cola Europacific Partners PLC , Reg S 3.125 06/03/31 819,831
500,000 Cofiroute SA , Reg S 3.125 03/06/33 574,671
400,000 Colgate-Palmolive Co 1.375 03/06/34 405,115
180,000 Comcast Corp 1.500 02/20/29 222,606
400,000 Comcast Corp 3.250 09/26/32 463,436
300,000 Comcast Corp 3.550 09/26/36 342,787
200,000 Comcast Corp 5.250 09/26/40 253,850
237,000 Connect Plus M25 Issuer PLC , Reg S 2.607 03/31/39 267,378
300,000 Continental AG , Reg S 4.000 06/01/28 361,017
200,000 Continental AG , Reg S 3.500 10/01/29 238,114
100,000 CPUK Finance Ltd , Reg S 5.876 08/28/27 137,037
450,000 Daimler Truck Finance Canada Inc 4.540 09/27/29 339,525
300,000 Danone SA , Reg S 1.208 11/03/28 339,493
200,000 Danone SA , Reg S 3.200 09/12/31 236,214
200,000 Danone SA , Reg S 3.438 04/07/33 235,649
2,000,000 Danske Hypotek AB , Reg S 3.500 12/20/28 222,935
200,000 Derwent London PLC , Reg S 1.875 11/17/31 227,217
500,000 Deutsche Boerse AG , Reg S 3.875 09/28/33 605,667
200,000 Deutsche Lufthansa AG , Reg S 4.000 05/21/30 243,068
300,000 Deutsche Lufthansa AG , Reg S 4.125 09/03/32 366,426
400,000 Deutsche Post AG , Reg S 3.125 06/05/32 469,118
400,000 Deutsche Post AG , Reg S 3.500 03/25/36 466,183
200,000 Deutsche Telekom AG , Reg S 3.250 06/04/35 231,041
300,000 Deutsche Telekom AG , Reg S 3.250 03/20/36 342,432
600,000 Deutsche Telekom AG , Reg S 3.625 02/03/45 647,526
500,000 DH Europe Finance II Sarl 0.750 09/18/31 515,099
700,000 Diageo Finance PLC , Reg S 3.125 02/28/31 822,248
300,000 Diageo Finance PLC , Reg S 2.750 06/08/38 306,991
140,000 Dover Corp 0.750 11/04/27 159,155
300,000 Dover Corp 3.500 11/12/33 347,076
300,000 DSV Finance BV , Reg S 3.375 11/06/32 351,922
300,000 DSV Finance BV , Reg S 3.375 11/06/34 344,903
500,000 East Japan Railway Co , Reg S 3.727 09/02/37 581,745
400,000 East Japan Railway Co , Reg S 5.562 09/04/54 517,857
300,000 Edenred SE , Reg S 1.875 03/30/27 349,730
500,000 Eli Lilly & Co 0.500 09/14/33 482,993
200,000 Eli Lilly & Co 1.625 09/14/43 150,651
300,000 Elis SA , Reg S 3.375 09/02/31 348,956
225,000 Emirates Telecommunications Group Co PJSC , Reg S 0.875 05/17/33 221,931
300,000 EQT AB , Reg S 0.875 05/14/31 309,546
250,000 Equinix Asia Financing Corp Pte Ltd , Reg S 2.900 09/15/32 189,416
200,000 Equinix Canada Financing Ltd 4.000 11/15/32 143,692
700,000 Equinix Inc 1.000 03/15/33 681,420
400,000 EssilorLuxottica SA , Reg S 2.875 03/05/29 471,616
300,000 EssilorLuxottica SA , Reg S 2.625 01/10/30 349,213
100,000 Euroclear Holding NV , Reg S 2.625 04/11/48 115,976
200,000 Euroclear Holding NV , Reg S 1.375 06/16/51 206,425
500,000 Eurofins Scientific SE , Reg S 4.000 07/06/29 602,599
204,000 Eversholt Funding PLC , Reg S 6.697 02/22/35 290,452
500,000 Experian Europe DAC , Reg S 1.560 05/16/31 542,200
400,000 FedEx Corp 0.950 05/04/33 384,281
450,000 Fidelity National Information Services Inc 2.950 05/21/39 460,593
200,000 Fiserv Funding ULC 4.000 06/15/36 229,582
300,000 Fiserv Inc 4.500 05/24/31 363,960
300,000 Fiserv Inc 3.000 07/01/31 362,166
250,000 Flughafen Zurich AG , Reg S 0.625 05/24/29 315,927
300,000 Flutter Treasury DAC , Reg S 6.125 06/04/31 406,334
250,000 Ford Credit Canada Co/Canada 4.819 09/11/28 184,793

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 Ford Motor Credit Co LLC 4.867% 08/03/27 $ 120,899
300,000 Ford Motor Credit Co LLC 3.622 07/27/28 354,832
200,000 Ford Motor Credit Co LLC 4.445 02/14/30 240,204
300,000 Ford Motor Credit Co LLC 6.184 08/29/31 410,255
300,000 Foxconn Singapore Pte Ltd , Reg S 3.125 11/04/31 344,831
600,000 Fresenius Finance Ireland PLC , Reg S 0.875 10/01/31 619,249
400,000 Fresenius Medical Care AG , Reg S 3.750 04/08/32 474,817
300,000 Fresenius SE & Co KGaA , Reg S 3.500 03/15/34 346,858
400,000 Gatwick Funding Ltd , Reg S 3.250 02/26/48 353,258
300,000 GE Capital UK Funding Unlimited Co 5.875 01/18/33 428,733
300,000 General Mills Inc 3.650 10/23/30 359,754
200,000 General Motors Financial Co Inc , Reg S 3.100 08/04/29 235,106
125,000 General Motors Financial Co Inc , Reg S 5.500 01/12/30 172,104
400,000 General Motors Financial Co Inc , Reg S 3.700 07/14/31 474,432
400,000 GlaxoSmithKline Capital PLC , Reg S 4.250 12/18/45 444,192
450,000 Glencore Finance Canada Ltd 4.045 10/10/32 323,452
400,000 Global Switch Finance BV , Reg S 1.375 10/07/30 439,348
500,000 GSK Capital BV , Reg S 3.250 11/19/36 565,375
200,000 GXO Logistics Capital BV 3.750 11/24/30 234,360
300,000 Haleon Netherlands Capital BV , Reg S 2.125 03/29/34 317,003
300,000 Haleon UK Capital PLC , Reg S 3.375 03/29/38 331,023
500,000 Heathrow Funding Ltd , Reg S 1.500 02/11/30 550,584
250,000 Heathrow Funding Ltd , Reg S 6.450 12/10/31 361,319
350,000 Heathrow Funding Ltd 4.900 08/06/37 260,492
200,000 Heathrow Funding Ltd , Reg S 6.250 10/03/42 273,286
200,000 Henkel AG & Co KGaA , Reg S 0.500 11/17/32 196,714
200,000 High Speed Rail Finance 1 PLC , Reg S 4.375 11/01/38 250,509
125,000 Highland Holdings Sarl 2.875 11/19/27 147,373
500,000 Honeywell International Inc 0.750 03/10/32 503,605
400,000 Hyundai Capital America , Reg S 2.875 06/26/28 470,887
300,000 IDS Financing PLC , Reg S 4.000 10/01/32 346,898
200,000 IG Group Holdings PLC , Reg S 3.125 11/18/28 256,363
500,000 IHG Finance LLC , Reg S 3.625 09/27/31 588,883
200,000 Illinois Tool Works Inc 3.250 05/17/28 238,597
300,000 Illinois Tool Works Inc 3.375 05/17/32 353,868
300,000 Imerys SA , Reg S 1.875 03/31/28 343,926
200,000 Indigo Group SAS , Reg S 1.625 04/19/28 228,548
100,000 International Business Machines Corp 3.625 02/06/31 119,901
400,000 International Business Machines Corp 3.150 02/10/33 462,033
100,000 International Business Machines Corp 3.750 02/06/35 118,486
200,000 International Business Machines Corp 3.450 02/10/37 225,743
200,000 International Business Machines Corp 4.875 02/06/38 252,544
400,000 International Business Machines Corp 4.000 02/06/43 451,822
200,000 ITM Entreprises SASU , Reg S 4.125 01/29/30 239,707
300,000 JAB Holdings BV , Reg S 2.000 05/18/28 346,357
400,000 JAB Holdings BV , Reg S 2.500 06/25/29 460,563
200,000 John Deere Bank SA , Reg S 5.125 10/18/28 276,565
600,000 John Deere Capital Corp , Reg S 3.450 07/16/32 713,044
300,000 Johnson & Johnson 3.350 02/26/37 344,450
200,000 Johnson & Johnson 3.550 06/01/44 220,820
300,000 Johnson & Johnson 3.700 02/26/55 319,854
200,000 JT International Financial Services BV , Reg S 2.750 09/28/33 228,922
250,000 JT International Financial Services BV , Reg S 4.125 06/17/35 295,423
200,000 K+S AG , Reg S 4.250 06/19/29 243,317
300,000 Kering SA , Reg S 3.625 09/05/31 357,667
400,000 Kering SA , Reg S 3.375 03/11/32 469,327
300,000 Kering SA , Reg S 3.875 09/05/35 352,928
500,000 Koninklijke Philips NV , Reg S 3.250 05/23/30 591,019
200,000 Kraft Heinz Foods Co , Reg S 4.125 07/01/27 267,727
600,000 Legrand SA , Reg S 3.625 03/19/35 704,828
200,000 Linde PLC , Reg S 2.625 02/18/29 234,258
100,000 Linde PLC , Reg S 3.375 06/04/30 119,278

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
100,000 Linde PLC , Reg S 1.375% 03/31/31 $ 107,749
800,000 Linde PLC , Reg S 3.625 06/12/34 947,324
100,000 London Stock Exchange Group PLC , Reg S 1.625 04/06/30 120,884
500,000 Lonza Finance International NV , Reg S 3.875 04/24/36 584,767
700,000 L'Oreal SA , Reg S 2.875 05/19/28 830,997
200,000 LSEG Finance PLC , Reg S 4.875 09/19/32 269,888
200,000 Lseg Netherlands BV , Reg S 4.231 09/29/30 246,057
300,000 Lseg Netherlands BV , Reg S 3.000 11/06/31 347,157
100,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 1.125 02/11/27 130,516
100,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.250 09/07/29 119,648
500,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.000 03/07/32 584,770
400,000 LVMH Moet Hennessy Louis Vuitton SE , Reg S 3.500 09/07/33 478,613
200,000 Magna International Inc 3.625 05/21/31 237,277
200,000 Magna International Inc 4.375 03/17/32 246,694
200,000 Manchester Airport Group Funding PLC , Reg S 4.750 03/31/34 264,075
800,000 McDonald's Corp , Reg S 3.500 05/21/32 944,467
100,000 McDonald's Corp , Reg S 3.750 05/31/38 113,317
100,000 McDonald's Corp , Reg S 4.125 06/11/54 99,518
200,000 McKesson Corp 3.125 02/17/29 260,204
300,000 Medtronic Global Holdings SCA 0.750 10/15/32 298,111
200,000 Medtronic Global Holdings SCA 1.500 07/02/39 175,184
200,000 Medtronic Global Holdings SCA 1.375 10/15/40 164,567
300,000 Medtronic Inc 4.200 10/15/45 342,479
400,000 Medtronic Inc 4.150 10/15/53 437,928
100,000 Mercedes-Benz Finance Canada Inc , Reg S 3.000 02/23/27 118,159
1,350,000 Mercedes-Benz Group AG , Reg S 1.375 05/11/28 1,533,291
300,000 MMS USA Holdings Inc , Reg S 1.750 06/13/31 324,649
200,000 Mondelez International Inc 0.750 03/17/33 193,879
300,000 Mondelez International Inc 2.375 03/06/35 313,901
450,000 Mondi Finance Europe GmbH , Reg S 2.375 04/01/28 523,586
300,000 Montreal Gateway Terminals Partnership 4.563 12/31/32 222,469
200,000 Motability Operations Group PLC , Reg S 3.875 01/24/34 235,382
500,000 Motability Operations Group PLC , Reg S 4.250 06/17/35 598,367
300,000 Motability Operations Group PLC , Reg S 5.750 06/17/51 380,855
300,000 Motability Operations Group PLC , Reg S 5.625 01/24/54 374,250
100,000 MSD Netherlands Capital BV 3.700 05/30/44 110,289
300,000 MSD Netherlands Capital BV 3.750 05/30/54 308,751
200,000 Nats En Route PLC , Reg S 1.750 09/30/33 215,266
400,000 Nestle Capital Corp , Reg S 4.750 03/22/36 525,751
150,000 Nestle Capital Markets SA , Reg S 2.125 07/15/30 200,602
500,000 Nestle Capital Markets SA 2.125 06/28/38 685,686
1,500,000 Nestle Finance International Ltd , Reg S 0.375 05/12/32 1,504,345
400,000 Netflix Inc , Reg S 3.625 06/15/30 480,325
200,000 Next Group PLC , Reg S 3.625 05/18/28 265,430
400,000 Novartis Finance SA , Reg S 0.000 09/23/28 438,348
700,000 Novo Nordisk Finance Netherlands BV , Reg S 3.250 01/21/31 830,553
300,000 Novo Nordisk Finance Netherlands BV , Reg S 3.375 05/21/34 350,070
200,000 NTT Finance Corp , Reg S 2.906 03/16/29 235,130
250,000 NTT Finance Corp , Reg S 3.678 07/16/33 295,237
400,000 NTT Finance Corp , Reg S 4.091 07/16/37 475,487
300,000 Omnicom Capital Holdings PLC 2.250 11/22/33 324,380
500,000 Orange SA , Reg S 3.250 01/15/32 621,966
1,000,000 Orange SA , Reg S 3.750 09/04/37 1,152,907
700,000 (b) Orange SA , Reg S 5.375 N/A 871,515
200,000 Pearson Funding PLC , Reg S 3.750 06/04/30 259,305
200,000 PepsiCo Inc 3.550 07/22/34 249,369
500,000 PepsiCo Inc 4.050 07/28/55 548,619
300,000 Pernod Ricard SA , Reg S 3.250 03/03/32 349,508
200,000 Pernod Ricard SA , Reg S 3.250 02/04/33 230,482
200,000 Pernod Ricard SA , Reg S 3.625 05/07/34 233,923
300,000 Pfizer Inc , Reg S 2.735 06/15/43 271,492
500,000 Pfizer Netherlands International Finance BV 3.250 05/19/32 587,907

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
600,000 Philip Morris International Inc 1.450% 08/01/39 $ 497,663
200,000 Pluxee NV , Reg S 3.500 09/04/28 238,038
500,000 PPG Industries Inc 3.250 03/04/32 578,142
200,000 Procter & Gamble Co/The 1.800 05/03/29 251,799
500,000 Procter & Gamble Co/The 2.900 11/03/33 574,439
300,000 Procter & Gamble Co/The 3.650 11/03/45 337,838
200,000 Prosegur Cash SA 3.380 10/09/30 230,944
500,000 Prosus NV , Reg S 1.288 07/13/29 548,316
250,000 Prosus NV , Reg S 2.778 01/19/34 268,305
500,000 Proximus SADP , Reg S 0.750 11/17/36 439,962
300,000 RCI Banque SA , Reg S 3.500 01/17/28 356,130
500,000 RCI Banque SA , Reg S 3.625 11/03/32 576,506
200,000 Reckitt Benckiser Treasury Services PLC , Reg S 1.750 05/19/32 227,478
300,000 Reckitt Benckiser Treasury Services PLC , Reg S 3.875 09/14/33 361,540
300,000 RELX Finance BV , Reg S 3.375 03/20/33 349,926
100,000 Richemont International Holding SA , Reg S 1.500 03/26/30 110,926
100,000 Richemont International Holding SA , Reg S 1.125 05/26/32 104,103
450,000 Richemont International Holding SA , Reg S 2.000 03/26/38 439,617
400,000 Rio Tinto Finance PLC , Reg S 4.000 12/11/29 531,825
100,000 Robert Bosch Finance LLC , Reg S 2.750 05/28/28 117,383
300,000 Robert Bosch GmbH , Reg S 3.625 06/02/30 360,123
200,000 Robert Bosch GmbH , Reg S 4.000 06/02/35 238,052
200,000 Robert Bosch GmbH , Reg S 4.375 06/02/43 231,048
300,000 Roche Finance Europe BV , Reg S 3.586 12/04/36 352,709
100,000 Roche Kapitalmarkt AG , Reg S 0.750 02/25/31 126,233
200,000 Roche Kapitalmarkt AG , Reg S 1.098 09/06/34 254,086
100,000 Rogers Communications Inc 5.700 09/21/28 77,191
100,000 Rogers Communications Inc 3.750 04/15/29 73,507
400,000 Rogers Communications Inc 5.900 09/21/33 321,039
300,000 Rogers Communications Inc 5.250 04/15/52 217,705
400,000 Rolls-Royce PLC , Reg S 5.750 10/15/27 549,510
200,000 Sandoz Group AG , Reg S 2.125 11/17/26 255,952
800,000 Sanofi SA , Reg S 1.125 04/05/28 910,438
400,000 SAP SE , Reg S 1.625 03/10/31 440,488
200,000 Sartorius Finance BV , Reg S 4.875 09/14/35 248,225
1,000,000 Schneider Electric SE , Reg S 3.624 09/02/37 1,164,376
100,000 Schroders PLC , Reg S 6.346 07/18/34 139,945
900,000 Siemens Financieringsmaatschappij NV , Reg S 0.125 09/05/29 972,541
700,000 Siemens Financieringsmaatschappij NV , Reg S 1.375 09/06/30 782,047
100,000 Sika Capital BV , Reg S 3.750 11/03/26 118,653
200,000 Silfin NV , Reg S 5.125 07/17/30 247,979
300,000 Smurfit Kappa Treasury ULC , Reg S 0.500 09/22/29 322,822
200,000 Smurfit Kappa Treasury ULC 3.489 11/24/31 234,659
200,000 Sodexo SA , Reg S 1.750 06/26/28 253,075
600,000 Stellantis NV , Reg S 4.250 06/16/31 718,223
300,000 Stellantis NV , Reg S 3.750 03/19/36 330,667
300,000 Stryker Corp 3.375 12/11/28 358,438
300,000 Sydney Airport Finance Co Pty Ltd , Reg S 4.375 05/03/33 368,230
100,000 Syensqo SA , Reg S 3.375 05/28/31 116,949
200,000 Syensqo SA , Reg S 4.000 05/28/35 234,120
200,000 Takeda Pharmaceutical Co Ltd 1.375 07/09/32 207,432
300,000 Takeda Pharmaceutical Co Ltd 2.000 07/09/40 268,026
1,100,000 Telefonica Emisiones SA , Reg S 3.724 01/23/34 1,276,295
300,000 Teleperformance SE , Reg S 0.250 11/26/27 336,083
500,000 Telstra Group Ltd 5.650 03/06/34 338,626
100,000 TELUS Corp 2.350 01/27/28 71,834
400,000 TELUS Corp 3.300 05/02/29 290,772
400,000 TELUS Corp 5.250 11/15/32 309,749
100,000 Tesco Corporate Treasury Services PLC , Reg S 2.750 04/27/30 125,192
200,000 Tesco Corporate Treasury Services PLC , Reg S 3.500 10/13/33 232,123
300,000 Thales SA , Reg S 4.250 10/18/31 372,302
700,000 Thermo Fisher Scientific Finance I BV 3.628 12/01/35 819,096

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
300,000 Thermo Fisher Scientific Inc , Reg S 1.418% 03/07/33 $ 383,722
250,000 Thermo Fisher Scientific Inc 2.038 03/07/36 332,868
200,000 Time Warner Cable LLC 5.250 07/15/42 225,976
100,000 Timken Co/The 4.125 05/23/34 118,186
100,000 T-Mobile USA Inc 3.150 02/11/32 116,160
300,000 T-Mobile USA Inc 3.500 02/11/37 336,956
400,000 Toyota Credit Canada Inc 3.650 08/19/30 292,727
200,000 Toyota Motor Credit Corp , Reg S 0.750 11/19/26 261,931
300,000 Toyota Motor Credit Corp , Reg S 4.050 09/13/29 365,721
300,000 Toyota Motor Credit Corp , Reg S 3.625 07/15/31 359,750
300,000 Toyota Motor Finance Netherlands BV , Reg S 3.125 07/11/29 354,668
300,000 Transurban Finance Co Pty Ltd , Reg S 4.143 04/17/35 359,795
100,000 Transurban Finance Co Pty Ltd , Reg S 3.974 03/12/36 117,522
200,000 Traton Finance Luxembourg SA , Reg S 5.625 01/16/29 274,745
500,000 Unilever Capital Corp , Reg S 3.500 10/31/37 573,291
200,000 Unilever PLC , Reg S 1.875 09/15/29 250,598
750,000 Unilever PLC , Reg S 1.500 06/11/39 674,193
400,000 United Parcel Service Inc , Reg S 5.125 02/12/50 492,418
100,000 University College London , Reg S 1.625 06/04/61 52,790
100,000 University of Leeds , Reg S 3.125 12/19/50 87,738
500,000 University of Liverpool , Reg S 3.375 06/25/55 450,173
400,000 University of Manchester , Reg S 4.250 07/04/53 422,756
100,000 University of Southampton , Reg S 2.250 04/11/57 67,169
300,000 Utmost Group PLC , Reg S 4.000 12/15/31 366,754
200,000 Verizon Communications Inc , Reg S 2.350 03/23/28 126,444
200,000 Verizon Communications Inc 2.500 05/16/30 139,913
200,000 Verizon Communications Inc , Reg S 0.555 03/24/31 246,860
200,000 Verizon Communications Inc 3.500 06/28/32 235,938
300,000 Verizon Communications Inc 3.250 10/29/32 347,512
300,000 Verizon Communications Inc 3.750 02/28/36 348,096
100,000 Verizon Communications Inc 3.375 10/27/36 111,476
600,000 Verizon Communications Inc 3.750 08/06/37 685,183
500,000 Verizon Communications Inc 1.875 11/03/38 441,571
200,000 Vinci SA , Reg S 2.750 09/15/34 231,154
100,000 Visa Inc 2.250 05/15/28 116,616
300,000 Visa Inc 3.125 05/15/33 349,600
600,000 Vodafone Group PLC , Reg S 5.125 12/02/52 690,921
300,000 Vodafone International Financing DAC , Reg S 3.375 08/01/33 347,428
200,000 Vodafone International Financing DAC , Reg S 3.750 12/02/34 235,958
300,000 Volkswagen Bank GmbH , Reg S 4.375 05/03/28 363,931
500,000 Volkswagen Bank GmbH , Reg S 3.500 06/19/31 586,195
500,000 Volkswagen Financial Services AG , Reg S 3.625 05/19/29 594,588
200,000 Volkswagen Financial Services NV , Reg S 2.125 01/18/28 256,854
400,000 (b) Volkswagen International Finance NV , Reg S 7.500 N/A 511,955
500,000 (b) Volkswagen International Finance NV , Reg S 7.875 N/A 676,769
500,000 Volkswagen Leasing GmbH , Reg S 3.875 10/11/28 601,088
130,000 Wabtec Transportation Netherlands BV 1.250 12/03/27 149,073
50,000 Walmart Inc , Reg S 5.625 03/27/34 71,796
600,000 Walmart Inc 5.250 09/28/35 838,380
200,000 Werfen SA/Spain , Reg S 3.625 02/12/32 234,008
300,000 Wesfarmers Ltd , Reg S 3.277 06/10/32 349,169
200,000 Wolters Kluwer NV , Reg S 3.250 03/18/29 238,116
200,000 Wolters Kluwer NV , Reg S 3.375 03/20/32 234,893
200,000 Woolworths Group Ltd , Reg S 3.750 10/25/32 235,474
600,000 WPP Finance 2013 , Reg S 3.625 09/12/29 711,722
TOTAL INDUSTRIAL 149,144,876
UTILITY - 1.9%
300,000 Affinity Water Finance PLC , Reg S 4.500 03/31/36 369,686
200,000 Air Products and Chemicals Inc 3.250 06/16/32 232,537
300,000 AltaGas Ltd 3.025 11/10/27 218,276
1,460,000 Ameren Illinois Co , Reg S 5.550 07/01/54 1,750,848
700,000 Amprion GmbH , Reg S 4.000 09/30/40 799,392

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
UTILITY (continued)
300,000 Anglian Water Osprey Financing PLC , Reg S 6.750% 08/27/31 $ 410,315
500,000 Anglian Water Services Financing PLC , Reg S 6.250 09/12/44 646,736
500,000 AusNet Services Holdings Pty Ltd , Reg S 5.981 05/16/34 338,022
300,000 Bazalgette Finance Plc , Reg S 2.375 11/29/27 387,447
400,000 BP Capital Markets PLC , Reg S 2.519 04/07/28 468,891
250,000 BP Capital Markets PLC , Reg S 4.751 08/28/29 165,232
300,000 BP Capital Markets PLC , Reg S 1.231 05/08/31 318,986
300,000 BP Capital Markets PLC , Reg S 2.822 04/07/32 341,759
100,000 (b) BP Capital Markets PLC , Reg S 4.250 N/A 133,139
400,000 Cadent Finance PLC , Reg S 5.750 03/14/34 551,390
200,000 Canadian Utilities Ltd 5.450 12/22/55 145,943
300,000 Capital Power Corp 4.231 01/14/33 216,786
300,000 Cenovus Energy Inc 4.600 11/20/35 217,495
500,000 Coastal Gaslink Pipeline LP 5.857 03/30/49 404,158
300,000 Contact Energy Ltd , Reg S 3.537 11/03/32 348,580
900,000 CU Inc 4.085 09/02/44 600,969
200,000 Dolomiti Energia Holding SpA/Rovereto 3.500 10/09/30 236,639
350,000 DWR Cymru Financing UK PLC , Reg S 2.500 03/31/36 354,765
200,000 E.ON SE , Reg S 3.500 04/16/33 235,844
300,000 E.ON SE , Reg S 3.875 01/12/35 361,007
700,000 E.ON SE , Reg S 4.000 01/16/40 815,676
500,000 E.ON SE , Reg S 4.125 03/25/44 577,810
200,000 Eastern Power Networks PLC , Reg S 5.375 10/02/39 262,043
400,000 EDP Finance BV , Reg S 1.875 09/21/29 453,345
400,000 EDP Servicios Financieros Espana SA , Reg S 3.125 12/03/31 464,019
500,000 Elia Transmission Belgium SA , Reg S 3.500 10/08/35 576,891
200,000 Enbridge Gas Inc 4.160 09/12/35 144,756
300,000 Enbridge Gas Inc 3.200 09/15/51 163,389
200,000 Enbridge Gas Inc 4.840 09/12/55 144,257
150,000 Enbridge Inc 4.900 05/26/28 113,314
500,000 Enbridge Inc 5.320 08/22/54 367,999
400,000 Enbridge Inc 5.150 12/17/55 291,890
100,000 Enel Finance International NV , Reg S 2.625 02/24/28 117,623
600,000 Enel Finance International NV , Reg S 3.000 02/24/31 698,767
750,000 Enel Finance International NV , Reg S 3.875 01/23/35 890,000
400,000 Enel Finance International NV , Reg S 3.500 02/24/36 455,945
100,000 Engie SA , Reg S 3.625 01/11/30 120,351
500,000 Engie SA , Reg S 3.875 12/06/33 599,382
500,000 Engie SA , Reg S 4.000 01/11/35 599,341
600,000 Engie SA , Reg S 4.500 09/06/42 703,783
200,000 Engie SA , Reg S 5.000 10/01/60 225,613
400,000 (b) Engie SA , Reg S 5.125 N/A 494,633
1,100,000 Eni SpA , Reg S 3.625 01/29/29 1,322,450
200,000 ENW Finance PLC , Reg S 4.893 11/24/32 269,756
500,000 Eurogrid GmbH , Reg S 3.732 10/18/35 578,812
500,000 Eurogrid GmbH , Reg S 4.165 10/16/40 579,063
100,000 FCC Aqualia SA , Reg S 2.629 06/08/27 117,458
500,000 FLUVIUS System Operator CV , Reg S 3.500 03/12/35 573,603
800,000 Fortis Inc/Canada 5.100 12/04/55 584,865
57,000 Gwynt y Mor OFTO PLC , Reg S 2.778 02/17/34 68,371
150,000 Hydro One Inc 4.910 01/27/28 113,533
600,000 Hydro One Inc 4.250 01/04/35 442,698
300,000 Hydro One Inc 3.630 06/25/49 181,996
250,000 Hydro One Inc 4.850 11/30/54 182,364
700,000 Iberdrola Finanzas SA , Reg S 2.625 03/30/28 822,718
700,000 Iberdrola Finanzas SA , Reg S 3.375 11/22/32 827,595
400,000 Inter Pipeline Ltd/AB 6.590 02/09/34 328,976
500,000 Italgas Reti SpA , Reg S 0.579 01/29/31 516,419
500,000 Italgas Reti SpA , Reg S 4.375 06/06/33 613,543
200,000 National Gas Transmission PLC , Reg S 5.500 02/04/34 273,794
450,000 National Grid Electricity Transmission PLC , Reg S 2.000 09/16/38 404,523
200,000 National Grid Electricity Transmission PLC , Reg S 5.272 01/18/43 247,477

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
UTILITY (continued)
1,050,000 National Grid North America Inc , Reg S 3.917% 06/03/35 $ 1,235,507
600,000 Neste Oyj , Reg S 0.750 03/25/28 673,646
300,000 NextEra Energy Capital Holdings Inc 4.670 06/12/35 222,504
500,000 NextEra Energy Capital Holdings Inc 4.496 05/15/56 584,936
200,000 Nortegas Energia Grupo SL , Reg S 0.905 01/22/31 203,503
400,000 North West Redwater Partnership / NWR Financing Co Ltd , Reg S 2.800 06/01/31 278,502
200,000 North West Redwater Partnership / NWR Financing Co Ltd , Reg S 4.050 07/22/44 131,427
100,000 Northern Gas Networks Finance PLC , Reg S 4.875 11/15/35 127,457
300,000 Northern Gas Networks Finance PLC 5.625 03/23/40 387,863
100,000 Northern Powergrid Northeast PLC , Reg S 3.250 04/01/52 87,594
200,000 Northern Powergrid Yorkshire PLC , Reg S 5.625 11/14/33 281,201
300,000 NORTHRIVER MIDSTR PI/NRM 4.866 03/10/39 214,974
100,000 Northumbrian Water Finance PLC , Reg S 4.500 02/14/31 131,367
300,000 Northumbrian Water Finance PLC , Reg S 5.375 07/22/32 405,201
100,000 Northumbrian Water Finance PLC , Reg S 6.375 10/28/34 141,584
800,000 OMV AG , Reg S 2.375 04/09/32 906,719
37,000 Ontario Power Generation Inc 2.977 09/13/29 26,687
600,000 Pembina Pipeline Corp , Reg S 4.020 03/27/28 444,011
200,000 Quadgas Finance PLC , Reg S 3.375 09/17/29 252,525
500,000 Redeia Corp SA , Reg S 3.375 07/09/32 585,306
600,000 (b) Repsol International Finance BV , Reg S 4.247 N/A 719,855
500,000 RWE AG , Reg S 3.625 01/10/32 598,402
750,000 Scottish Hydro Electric Transmission PLC , Reg S 3.375 09/04/32 878,382
200,000 Scottish Hydro Electric Transmission PLC , Reg S 5.500 01/15/44 255,667
100,000 Severn Trent Utilities Finance PLC , Reg S 6.250 06/07/29 141,969
450,000 Severn Trent Utilities Finance PLC , Reg S 5.250 04/04/36 592,662
1,000,000 Shell International Finance BV , Reg S 0.875 11/08/39 775,954
800,000 Snam SpA , Reg S 0.750 06/17/30 853,938
100,000 South Eastern Power Networks PLC , Reg S 1.750 09/30/34 103,489
100,000 South West Water Finance PLC , Reg S 5.750 12/11/32 139,232
100,000 Southern Gas Networks PLC , Reg S 1.250 12/02/31 110,052
100,000 Southern Gas Networks PLC , Reg S 3.100 09/15/36 107,024
500,000 Suez SACA , Reg S 4.500 11/13/33 613,852
100,000 Suez SACA , Reg S 6.625 10/05/43 140,646
500,000 Suncor Energy Inc 3.550 11/14/30 360,759
300,000 SW Finance I PLC , Reg S 6.875 08/07/32 418,675
200,000 SW Finance I PLC , Reg S 3.000 05/28/37 192,776
80,000 TC Dudgeon Ofto PLC , Reg S 3.158 11/12/38 93,797
200,000 Terega SA , Reg S 4.000 09/17/34 234,467
300,000 TotalEnergies Capital International SA , Reg S 3.647 07/01/35 349,362
500,000 TotalEnergies Capital International SA , Reg S 4.060 07/01/40 574,008
500,000 TotalEnergies Capital International SA , Reg S 3.852 03/03/45 538,086
300,000 (b) TotalEnergies SE , Reg S 4.500 N/A 356,388
200,000 (b) TotalEnergies SE , Reg S 4.120 N/A 239,406
200,000 TransCanada PipeLines Ltd 3.800 04/05/27 146,972
200,000 TransCanada PipeLines Ltd , Reg S 5.277 07/15/30 155,381
200,000 TransCanada PipeLines Ltd 4.575 02/20/35 147,573
500,000 TransCanada PipeLines Ltd , Reg S 4.340 10/15/49 320,131
650,000 United Utilities Water Finance PLC , Reg S 1.750 02/10/38 571,488
100,000 Veolia Environnement SA 5.375 12/02/30 139,600
300,000 Veolia Environnement SA , Reg S 3.324 06/17/32 349,938
500,000 Veolia Environnement SA , Reg S 3.795 06/17/37 573,679
200,000 Wales & West Utilities Finance PLC 5.750 03/29/30 280,578
200,000 Wessex Water Services Finance PLC , Reg S 6.125 09/19/34 276,039
300,000 Wintershall Dea Finance BV , Reg S 4.357 10/03/32 352,062
300,000 Yorkshire Water Finance PLC , Reg S 6.375 11/18/34 417,163
TOTAL UTILITY 49,027,649
TOTAL CORPORATE DEBT
(Cost $500,223,509) 504,212,336

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 78.5%
SOVEREIGN DEBT - 78.5%
$ 200,000 407 International Inc 4.110% 10/03/35 $ 144,731
500,000 407 International Inc 2.840 03/07/50 259,606
300,000 Aargauische Kantonalbank 0.625 04/13/28 380,145
100,000 Action Logement Services , Reg S 3.750 11/25/35 116,526
200,000 Action Logement Services , Reg S 4.125 10/03/38 235,967
500,000 Action Logement Services , Reg S 3.625 05/25/43 534,729
500,000 Adif Alta Velocidad , Reg S 3.125 01/31/30 592,456
300,000 Adif Alta Velocidad , Reg S 3.625 04/30/35 353,044
400,000 African Development Bank 2.500 05/29/30 467,233
400,000 Agence Francaise de Developpement EPIC , Reg S 2.750 09/30/30 463,736
400,000 Agence Francaise de Developpement EPIC , Reg S 3.375 05/25/33 465,343
300,000 Agence Francaise de Developpement EPIC , Reg S 3.000 01/17/34 338,711
300,000 Agence Francaise de Developpement EPIC , Reg S 3.625 01/20/35 349,979
900,000 Agence Francaise de Developpement EPIC , Reg S 3.875 04/03/40 1,027,870
300,000 Agence France Locale , Reg S 3.000 03/20/30 353,843
300,000 Agence France Locale , Reg S 3.125 03/20/34 342,118
500,000 Alliander NV , Reg S 4.125 N/A 584,437
10,000,000 Asian Development Bank 2.500 02/15/27 1,443,735
700,000 Asian Development Bank 2.800 01/15/32 820,834
200,000 Asian Development Bank 2.875 03/06/35 229,789
600,000 Auckland Council , Reg S 2.950 09/28/50 215,084
1,500,000 Australia Government Bond , Reg S 4.750 04/21/27 1,009,516
4,000,000 Australia Government Bond , Reg S 2.750 11/21/27 2,604,819
4,000,000 Australia Government Bond , Reg S 2.250 05/21/28 2,556,699
9,000,000 Australia Government Bond , Reg S 2.750 11/21/28 5,776,699
7,000,000 Australia Government Bond , Reg S 3.250 04/21/29 4,534,673
3,500,000 Australia Government Bond , Reg S 2.750 11/21/29 2,212,651
2,800,000 Australia Government Bond 2.500 05/21/30 1,737,688
7,700,000 Australia Government Bond , Reg S 1.000 12/21/30 4,384,398
6,720,000 Australia Government Bond , Reg S 1.500 06/21/31 3,864,160
3,545,000 Australia Government Bond , Reg S 1.000 11/21/31 1,950,330
3,669,000 Australia Government Bond 1.250 05/21/32 2,015,321
3,475,000 Australia Government Bond , Reg S 1.750 11/21/32 1,941,828
5,595,000 Australia Government Bond , Reg S 4.500 04/21/33 3,721,953
2,571,000 Australia Government Bond , Reg S 3.000 11/21/33 1,534,775
500,000 Australia Government Bond , Reg S 3.750 05/21/34 312,872
2,000,000 Australia Government Bond , Reg S 4.250 06/21/34 1,297,035
1,500,000 Australia Government Bond , Reg S 3.500 12/21/34 913,700
1,000,000 Australia Government Bond , Reg S 4.250 12/21/35 640,675
1,500,000 Australia Government Bond , Reg S 4.250 03/21/36 958,842
2,000,000 Australia Government Bond , Reg S 4.250 10/21/36 1,273,028
220,000 Australia Government Bond 3.250 06/21/39 122,604
1,550,000 Australia Government Bond 2.750 05/21/41 785,589
600,000 Australia Government Bond , Reg S 3.000 03/21/47 288,527
675,000 Australia Government Bond , Reg S 1.750 06/21/51 230,148
600,000 Australia Government Bond , Reg S 4.750 06/21/54 372,250
500,000 Australian Capital Territory , Reg S 2.250 05/22/29 309,838
400,000 Australian Capital Territory 5.000 10/23/35 256,742
150,000 Australian Capital Territory , Reg S 5.250 10/23/36 97,144
800,000 Autobahnen- und Schnell- strassen-Finanzierungs AG , Reg S 0.100 07/16/35 697,801
200,000 Autonomous Community of Madrid Spain , Reg S 3.596 04/30/33 242,652
700,000 Autonomous Community of Madrid Spain , Reg S 3.462 04/30/34 837,244
200,000 Autonomous Community of Madrid Spain , Reg S 3.137 04/30/35 231,740
200,000 Bank Gospodarstwa Krajowego , Reg S 3.875 03/13/35 236,775
300,000 Bank Gospodarstwa Krajowego , Reg S 4.250 03/18/37 357,417
300,000 Bank Gospodarstwa Krajowego , Reg S 4.375 03/13/39 354,807
100,000 Bank of Montreal 2.038 04/27/28 130,828
300,000 Banque Ouest Africaine de Developpement , Reg S 6.250 10/14/40 345,078
200,000 Basque Government , Reg S 0.450 04/30/32 201,691
500,000 Basque Government , Reg S 3.250 04/30/35 585,787
200,000 Bayerische Landesbodenkreditanstalt , Reg S 3.250 03/15/35 235,978

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 BNG Bank NV , Reg S 4.500% 01/31/28 $ 272,478
200,000 BNG Bank NV , Reg S 3.300 07/17/28 129,527
150,000 BNG Bank NV , Reg S 3.300 04/26/29 96,004
500,000 BNG Bank NV 2.450 07/21/32 283,984
4,500,000 BNG Bank NV , Reg S 0.000 10/05/32 4,341,365
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 2.300 10/01/28 628,833
400,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.000 10/01/28 452,896
600,000,000 Bonos de la Tesoreria de la Republica en pesos 0.000 04/01/29 572,132
1,400,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.800 10/01/29 1,618,834
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 4.700 09/01/30 664,837
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 6.000 04/01/33 703,635
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 7.000 05/01/34 623,853
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.800 10/01/34 698,311
450,000,000 Bonos de la Tesoreria de la Republica en pesos 5.000 03/01/35 496,431
500,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 5.300 11/01/37 557,968
600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos , Reg S 6.200 10/01/40 731,121
410,000,000 Bonos de la Tesoreria de la Republica en pesos 6.100 04/01/56 501,873
100,000 Bpifrance SACA , Reg S 2.750 02/25/29 117,551
200,000 Bpifrance SACA , Reg S 2.875 11/25/31 231,297
400,000 Bpifrance SACA , Reg S 3.000 05/25/32 462,687
500,000 Bpifrance SACA , Reg S 3.125 07/01/33 576,549
600,000 Bpifrance SACA , Reg S 3.375 05/25/34 694,785
600,000 Bpifrance SACA , Reg S 3.250 05/25/35 681,029
250,000 British Columbia Investment Management Corp 3.400 06/02/30 184,266
650,000 British Columbia Investment Management Corp 4.000 06/02/35 478,385
70,000 Bulgaria Government International Bond , Reg S 0.375 09/23/30 73,259
200,000 Bulgaria Government International Bond , Reg S 3.625 09/05/32 241,478
300,000 Bulgaria Government International Bond , Reg S 4.500 01/27/33 378,494
300,000 Bulgaria Government International Bond , Reg S 3.500 05/07/34 354,421
300,000 Bulgaria Government International Bond , Reg S 3.375 07/18/35 346,540
100,000 Bulgaria Government International Bond , Reg S 4.125 05/07/38 118,866
200,000 Bulgaria Government International Bond , Reg S 4.250 09/05/44 233,209
100,000 Bulgaria Government International Bond , Reg S 4.125 07/18/45 112,874
1,050,000 Bundesobligation , Reg S 1.300 10/15/27 1,216,831
1,150,000 Bundesobligation , Reg S 1.300 10/15/27 1,332,577
1,500,000 Bundesobligation , Reg S 2.200 04/13/28 1,764,141
1,550,000 Bundesobligation , Reg S 2.400 10/19/28 1,829,847
3,000,000 Bundesobligation , Reg S 2.100 04/12/29 3,503,981
1,500,000 Bundesobligation , Reg S 2.100 04/12/29 1,752,163
3,000,000 Bundesobligation , Reg S 2.500 10/11/29 3,544,528
4,250,000 Bundesobligation , Reg S 2.400 04/18/30 4,992,380
2,900,000 Bundesobligation , Reg S 2.200 10/10/30 3,367,857
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.500 08/15/27 2,290,572
4,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 11/15/27 4,520,847
2,150,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 5.625 01/04/28 2,697,790
3,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.500 02/15/28 3,975,743
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/28 2,496,371
1,550,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.250 08/15/28 1,733,096
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 11/15/28 2,207,996
1,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.250 02/15/29 1,657,861
1,500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/29 1,623,078
3,750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.100 11/15/29 4,366,015
1,200,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 6.250 01/04/30 1,617,656
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/30 1,067,136
800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/30 842,505
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/30 526,713
3,050,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.400 11/15/30 3,573,733
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 5.500 01/04/31 1,340,638
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/31 518,876
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/31 767,388
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/31 1,022,897
800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 02/15/32 805,305

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.700% 08/15/32 $ 889,232
2,690,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 11/15/32 3,130,992
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.300 02/15/33 862,131
950,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.300 02/15/33 1,090,391
2,800,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 08/15/33 3,265,305
1,080,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.200 02/15/34 1,218,024
1,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/34 1,351,450
765,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 08/15/34 885,623
1,025,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 02/15/35 1,173,093
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 02/15/35 572,856
410,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 05/15/35 369,421
2,945,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 08/15/35 3,385,401
630,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 05/15/36 547,160
480,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.000 01/04/37 618,048
520,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.000 05/15/38 480,678
750,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.250 07/04/39 989,835
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 4.750 07/04/40 694,102
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.600 05/15/41 542,149
2,000,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 07/04/44 2,081,754
500,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 08/15/46 511,296
65,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/50 32,803
55,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 0.000 08/15/52 25,933
180,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.800 08/15/53 149,230
170,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 1.800 08/15/53 141,239
175,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.500 08/15/54 169,414
305,000 Bundesrepublik Deutschland Bundesanleihe , Reg S 2.900 08/15/56 319,470
200,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.000 11/25/26 230,364
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.000 05/25/28 475,923
300,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.375 09/24/28 351,323
300,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.750 02/25/29 354,220
500,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.600 11/25/29 542,134
700,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.125 03/01/30 834,286
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.875 05/25/30 471,637
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 3.000 11/25/31 468,648
400,000 Caisse d'Amortissement de la Dette Sociale , Reg S 0.450 01/19/32 403,491
500,000 Caisse d'Amortissement de la Dette Sociale , Reg S 1.500 05/25/32 533,157
1,000,000 Caisse d'Amortissement de la Dette Sociale , Reg S 2.750 11/25/32 1,142,670
400,000 Caisse des Depots et Consignations , Reg S 4.000 01/17/29 536,170
300,000 Caisse des Depots et Consignations , Reg S 3.125 05/25/33 347,974
200,000 Caisse des Depots et Consignations , Reg S 3.125 05/25/35 226,639
200,000 Caisse Francaise de Financement Local SA , Reg S 2.750 10/03/31 230,696
200,000 Caisse Francaise de Financement Local SA , Reg S 2.875 09/08/32 230,139
500,000 Caisse Francaise de Financement Local SA , Reg S 3.000 05/24/33 574,030
300,000 Caisse Francaise de Financement Local SA , Reg S 3.125 07/20/33 347,538
600,000 Caisse Francaise de Financement Local SA , Reg S 3.125 11/24/33 694,384
600,000 Caisse Francaise de Financement Local SA , Reg S 3.250 04/17/35 689,116
100,000 Caisse Francaise de Financement Local SA , Reg S 0.125 02/15/36 83,335
100,000 Caixa Geral de Depositos SA , Reg S 5.750 10/31/28 123,927
100,000 Caixa Geral de Depositos SA , Reg S 3.000 10/07/31 116,402
500,000 (a) Canada Housing Trust No 1 2.350 06/15/27 363,775
800,000 (a) Canada Housing Trust No 1 3.600 12/15/27 594,063
70,000 (a) Canada Housing Trust No 1 2.650 12/15/28 50,835
1,060,000 (a) Canada Housing Trust No 1 4.250 12/15/28 804,664
1,045,000 (a) Canada Housing Trust No 1 3.700 06/15/29 782,559
1,600,000 (a) Canada Housing Trust No 1 2.900 12/15/29 1,164,781
750,000 (a) Canada Housing Trust No 1 1.750 06/15/30 518,300
1,000,000 (a) Canada Housing Trust No 1 2.850 06/15/30 724,063
1,000,000 Canada Housing Trust No 1 2.850 12/15/30 721,342
445,000 (a) Canada Housing Trust No 1 2.450 12/15/31 311,148
1,395,000 (a) Canada Housing Trust No 1 3.550 09/15/32 1,031,572
122,000 (a) Canada Housing Trust No 1 3.650 06/15/33 90,532
1,500,000 (a) Canada Housing Trust No 1 4.250 03/15/34 1,154,018

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 400,000 (a) Canada Housing Trust No 1 3.500% 12/15/34 $ 290,904
1,000,000 Canada Housing Trust No 1 3.450 03/15/35 723,794
1,800,000 Canada Housing Trust No 1 3.600 09/15/35 1,313,268
1,500,000 Canada Housing Trust No 1 3.500 03/15/36 1,082,024
1,300,000 Canadian Government Bond 1.250 03/01/27 935,327
500,000 Canadian Government Bond 2.750 05/01/27 365,982
2,000,000 Canadian Government Bond 1.000 06/01/27 1,428,751
1,870,000 Canadian Government Bond 2.500 08/01/27 1,363,221
3,000,000 Canadian Government Bond 2.750 09/01/27 2,194,798
4,000,000 Canadian Government Bond 2.500 11/01/27 2,913,733
3,000,000 Canadian Government Bond 2.250 02/01/28 2,171,862
6,000,000 Canadian Government Bond 3.500 03/01/28 4,455,867
3,000,000 Canadian Government Bond 2.000 06/01/28 2,155,864
5,500,000 Canadian Government Bond 3.250 09/01/28 4,068,134
8,500,000 Canadian Government Bond 4.000 03/01/29 6,429,863
1,000,000 Canadian Government Bond 2.250 06/01/29 716,783
7,600,000 Canadian Government Bond 3.500 09/01/29 5,671,211
6,600,000 Canadian Government Bond 2.750 03/01/30 4,785,608
3,000,000 Canadian Government Bond 1.250 06/01/30 2,036,848
1,580,000 Canadian Government Bond 2.750 09/01/30 1,141,819
1,500,000 Canadian Government Bond 0.500 12/01/30 970,385
1,500,000 Canadian Government Bond 2.750 03/01/31 1,080,000
5,000,000 Canadian Government Bond 1.500 06/01/31 3,366,442
2,750,000 Canadian Government Bond 2.500 12/01/32 1,920,095
2,000,000 Canadian Government Bond 2.750 06/01/33 1,412,745
3,500,000 Canadian Government Bond 3.250 12/01/33 2,549,568
3,300,000 Canadian Government Bond 3.000 06/01/34 2,352,792
1,740,000 Canadian Government Bond 3.250 12/01/34 1,259,756
2,750,000 Canadian Government Bond 3.250 06/01/35 1,984,233
1,750,000 Canadian Government Bond 3.250 12/01/35 1,258,034
1,500,000 Canadian Government Bond 2.000 12/01/51 763,684
2,500,000 Canadian Government Bond 1.750 12/01/53 1,170,582
2,230,000 Canadian Government Bond 2.750 12/01/55 1,309,660
1,750,000 Canadian Government Bond 3.500 12/01/57 1,194,698
400,000 Canton of Zurich , Reg S 2.000 07/29/38 567,954
500,000 Cassa Depositi e Prestiti SpA , Reg S 3.375 02/11/32 591,240
500,000 Cassa Depositi e Prestiti SpA , Reg S 3.500 10/27/35 576,229
600,000 CDP Financial Inc , Reg S 4.100 06/13/30 388,970
500,000 CDP Financial Inc , Reg S 3.650 06/02/34 362,433
100,000 Ceske Drahy AS , Reg S 5.625 10/12/27 122,456
500,000 Chile Government International Bond 3.875 07/09/31 601,593
400,000 Chile Government International Bond 3.750 01/14/32 476,800
250,000 Chile Government International Bond 3.800 07/01/35 293,957
200,000 China Government International Bond , Reg S 0.125 11/17/28 219,929
800,000 China Government International Bond , Reg S 0.250 11/25/30 835,639
200,000 China Government International Bond , Reg S 0.625 11/25/35 190,062
500,000 City of Montreal Canada 3.500 12/01/38 332,209
500,000 City of Montreal Canada 4.400 12/01/43 350,421
2,000,000 City of Stockholm Sweden 3.800 03/12/29 224,782
2,000,000 City of Stockholm Sweden , Reg S 3.170 04/23/30 220,384
300,000 City of Toronto Canada 3.500 06/02/36 209,174
600,000 City of Toronto Canada 4.500 03/11/55 418,943
800,000 CNP Assurances SA , Reg S 4.875 07/16/54 981,454
500,000 Corp Andina de Fomento , Reg S 3.625 02/13/30 602,480
500,000 CPPIB Capital Inc , Reg S 3.600 06/02/29 372,482
250,000 CPPIB Capital Inc , Reg S 3.125 06/11/29 298,871
250,000 CPPIB Capital Inc , Reg S 1.125 12/14/29 301,386
500,000 CPPIB Capital Inc , Reg S 3.350 12/02/30 367,726
250,000 CPPIB Capital Inc , Reg S 2.875 01/30/32 291,634
500,000 CPPIB Capital Inc , Reg S 4.300 06/02/34 380,850
500,000 CPPIB Capital Inc , Reg S 4.000 06/02/35 369,860
500,000 CPPIB Capital Inc , Reg S 3.250 08/27/35 581,431

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 150,000 Croatia Government International Bond , Reg S 3.000% 03/20/27 $ 177,771
1,400,000 Croatia Government International Bond , Reg S 2.700 06/15/28 1,653,936
1,300,000 Croatia Government International Bond , Reg S 1.125 06/19/29 1,457,028
1,500,000 Croatia Government International Bond , Reg S 2.750 01/27/30 1,770,488
1,450,000 Croatia Government International Bond , Reg S 1.500 06/17/31 1,586,454
910,000 Croatia Government International Bond , Reg S 2.875 04/22/32 1,062,025
300,000 Croatia Government International Bond , Reg S 1.125 03/04/33 309,425
210,000 Croatia Government International Bond , Reg S 3.375 03/12/34 251,420
300,000 Croatia Government International Bond , Reg S 4.000 06/14/35 375,588
1,050,000 Croatia Government International Bond , Reg S 3.250 02/11/37 1,192,882
1,500,000 Croatia Government International Bond , Reg S 1.750 03/04/41 1,363,299
100,000 Cyprus Government International Bond , Reg S 1.500 04/16/27 116,330
1,400,000 Cyprus Government International Bond , Reg S 2.375 09/25/28 1,652,509
1,000,000 Cyprus Government International Bond , Reg S 0.625 01/21/30 1,088,953
1,600,000 Cyprus Government International Bond , Reg S 0.950 01/20/32 1,684,216
1,010,000 Cyprus Government International Bond , Reg S 4.125 04/13/33 1,269,225
700,000 Cyprus Government International Bond , Reg S 2.750 02/26/34 801,846
850,000 Cyprus Government International Bond , Reg S 1.250 01/21/40 748,256
400,000 Cyprus Government International Bond , Reg S 2.750 05/03/49 389,157
600,000 Cyprus Government International Bond , Reg S 2.250 04/16/50 523,560
300,000 Czech Gas Networks Investments Sarl , Reg S 0.875 03/31/31 309,126
2,880,000 Czech Republic Government Bond 0.250 02/10/27 135,154
13,000,000 Czech Republic Government Bond , Reg S 2.500 08/25/28 613,047
10,000,000 Czech Republic Government Bond 5.500 12/12/28 508,984
13,000,000 Czech Republic Government Bond 5.750 03/29/29 667,982
18,000,000 Czech Republic Government Bond 2.750 07/23/29 841,615
12,000,000 Czech Republic Government Bond 0.050 11/29/29 502,321
21,500,000 Czech Republic Government Bond , Reg S 0.950 05/15/30 919,270
18,000,000 Czech Republic Government Bond 5.000 09/30/30 910,427
10,000,000 Czech Republic Government Bond 1.200 03/13/31 420,666
10,000,000 Czech Republic Government Bond 1.750 06/23/32 417,607
14,000,000 Czech Republic Government Bond 4.500 11/11/32 686,411
20,000,000 Czech Republic Government Bond 2.000 10/13/33 816,751
18,000,000 Czech Republic Government Bond 4.900 04/14/34 899,145
12,000,000 Czech Republic Government Bond 3.500 05/30/35 537,860
10,500,000 Czech Republic Government Bond 3.600 06/03/36 466,883
5,000,000 Czech Republic Government Bond , Reg S 4.200 12/04/36 234,182
7,000,000 Czech Republic Government Bond 1.950 07/30/37 257,464
9,000,000 Czech Republic Government Bond 1.500 04/24/40 287,078
7,430,000 Czech Republic Government Bond 4.000 04/04/44 318,192
5,000,000 Czech Republic Government Bond , Reg S 4.850 11/26/57 228,969
300,000 DAA Finance PLC , Reg S 1.554 06/07/28 342,771
1,349,000 Denmark Government Bond 2.250 11/15/26 213,082
11,500,000 Denmark Government Bond 0.500 11/15/27 1,764,743
15,300,000 Denmark Government Bond 0.500 11/15/29 2,260,551
8,122,000 Denmark Government Bond 0.000 11/15/31 1,115,824
9,335,000 Denmark Government Bond 0.000 11/15/31 1,281,251
3,845,000 Denmark Government Bond 2.250 11/15/33 590,508
4,719,000 Denmark Government Bond 2.250 11/15/33 725,072
3,500,000 Denmark Government Bond , Reg S 2.250 11/15/35 526,677
6,600,000 Denmark Government Bond 2.250 11/15/35 993,082
11,600,000 Denmark Government Bond 4.500 11/15/39 2,145,767
3,614,000 Denmark Government Bond 0.250 11/15/52 276,035
2,000,000 Deutsche Bahn AG , Reg S 2.740 10/21/30 182,440
300,000 Deutsche Kreditbank AG 2.875 02/12/31 348,813
100,000 DP World Ltd/United Arab Emirates , Reg S 4.250 09/25/30 131,155
300,000 Electricite de France SA , Reg S 4.125 06/17/31 366,924
400,000 Electricite de France SA , Reg S 5.500 10/17/41 495,483
500,000 Electricite de France SA , Reg S 4.625 01/25/43 575,371
500,000 Electricite de France SA , Reg S 5.125 09/22/50 553,417
600,000 EnBW International Finance BV , Reg S 1.875 10/31/33 634,155
400,000 EnBW International Finance BV , Reg S 6.048 10/30/34 270,031

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 500,000 Equinor ASA 6.125% 11/27/28 $ 706,674
4,900,000 Estonia Government International Bond , Reg S 0.125 06/10/30 5,084,951
4,750,000 Estonia Government International Bond , Reg S 4.000 10/12/32 5,845,641
2,000,000 Estonia Government International Bond , Reg S 3.250 01/17/34 2,326,515
200,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial , Reg S
3.350 05/21/29 127,847
600,000 Eurofima Europaeische Gesellschaft fuer die Finanzierung von
Eisenbahnmaterial , Reg S
0.150 10/10/34 539,150
54,000,000 European Bank for Reconstruction & Development 2.750 04/27/32 8,087,680
3,700,000 European Financial Stability Facility , Reg S 2.875 02/13/34 4,284,076
400,000 European Investment Bank , Reg S 2.750 07/28/28 475,285
500,000 European Investment Bank , Reg S 4.500 06/07/29 685,065
2,000,000 European Investment Bank , Reg S 3.000 11/25/29 528,844
500,000 European Investment Bank , Reg S 2.250 12/14/29 582,280
300,000 European Investment Bank , Reg S 2.250 03/15/30 349,024
300,000 European Investment Bank , Reg S 2.750 07/30/30 355,396
1,400,000 European Investment Bank , Reg S 2.500 05/14/32 1,619,707
600,000 European Investment Bank , Reg S 1.500 06/15/32 652,083
196,000 European Investment Bank , Reg S 3.000 10/14/33 231,516
150,000 European Investment Bank , Reg S 2.750 01/16/34 173,479
1,000,000 European Investment Bank , Reg S 2.625 09/04/34 1,139,560
1,200,000 European Investment Bank , Reg S 2.875 01/15/35 1,388,268
1,400,000 European Investment Bank 0.200 03/17/36 1,221,886
600,000 European Investment Bank , Reg S 1.125 09/15/36 572,250
600,000 European Investment Bank , Reg S 3.125 05/15/37 696,024
500,000 European Investment Bank , Reg S 3.875 06/08/37 624,107
500,000 European Investment Bank 0.500 11/13/37 427,203
1,100,000 European Investment Bank , Reg S 3.000 02/15/39 1,246,534
12,500,000 European Union , Reg S 2.500 10/14/30 14,595,948
12,000,000 European Union , Reg S 3.625 12/12/40 14,042,827
11,000,000 European Union , Reg S 4.000 10/12/55 12,741,156
150,000 Export Development Canada 4.500 08/08/29 99,932
1,000,000 Export Development Canada 3.875 08/08/30 574,614
500,000 Export Development Canada 4.000 09/04/30 323,769
350,000 Export-Import Bank of Korea 3.625 09/18/27 419,752
200,000 Export-Import Bank of Korea , Reg S 4.125 10/22/28 269,221
300,000 Ferrovie dello Stato Italiane SpA , Reg S 4.125 05/23/29 365,685
300,000 Ferrovie dello Stato Italiane SpA , Reg S 4.500 05/23/33 375,697
320,000 (a) Finland Government Bond , Reg S 1.375 04/15/27 372,585
650,000 (a) Finland Government Bond , Reg S 0.500 09/15/27 742,562
1,000,000 (a) Finland Government Bond , Reg S 2.750 07/04/28 1,189,963
3,500,000 (a) Finland Government Bond , Reg S 0.500 09/15/28 3,919,773
5,640,000 (a) Finland Government Bond , Reg S 2.875 04/15/29 6,723,760
1,100,000 (a) Finland Government Bond , Reg S 0.500 09/15/29 1,203,884
2,740,000 (a) Finland Government Bond , Reg S 2.500 04/15/30 3,213,675
1,050,000 (a) Finland Government Bond , Reg S 0.000 09/15/30 1,092,332
2,500,000 (a) Finland Government Bond , Reg S 0.750 04/15/31 2,657,758
3,250,000 (a) Finland Government Bond , Reg S 0.125 09/15/31 3,293,586
2,080,000 (a) Finland Government Bond , Reg S 2.625 04/15/32 2,417,014
1,900,000 (a) Finland Government Bond , Reg S 1.500 09/15/32 2,048,896
1,340,000 (a) Finland Government Bond , Reg S 3.000 09/15/33 1,577,236
1,050,000 (a) Finland Government Bond , Reg S 1.125 04/15/34 1,062,613
350,000 (a) Finland Government Bond , Reg S 3.000 09/15/34 408,884
850,000 (a) Finland Government Bond , Reg S 3.000 09/15/35 984,709
500,000 (a) Finland Government Bond , Reg S 0.125 04/15/36 427,253
1,440,000 (a) Finland Government Bond , Reg S 2.750 04/15/38 1,577,880
200,000 (a) Finland Government Bond , Reg S 0.250 09/15/40 146,905
200,000 (a) Finland Government Bond , Reg S 2.625 07/04/42 206,601
300,000 (a) Finland Government Bond , Reg S 0.500 04/15/43 210,643
740,000 Finland Government Bond , Reg S 3.200 04/15/45 810,667
1,500,000 (a) Finland Government Bond , Reg S 1.375 04/15/47 1,152,385
400,000 (a) Finland Government Bond , Reg S 0.125 04/15/52 183,783

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 (a) Finland Government Bond , Reg S 2.950% 04/15/55 $ 196,620
750,000 Finnvera Oyj , Reg S 2.875 08/30/29 886,053
40,000 Free and Hanseatic City of Hamburg 0.000 11/05/35 34,330
100,000 Free and Hanseatic City of Hamburg , Reg S 0.300 09/16/50 49,801
500,000 Free State of Bavaria 2.375 01/17/33 566,454
500,000 Free State of Saxony , Reg S 2.875 05/15/34 577,464
390,000 (a) French Republic Government Bond OAT , Reg S 0.000 02/25/27 446,985
340,000 (a) French Republic Government Bond OAT , Reg S 1.000 05/25/27 392,820
2,980,000 (a) French Republic Government Bond OAT , Reg S 2.500 09/24/27 3,515,445
3,940,000 (a) French Republic Government Bond OAT , Reg S 2.750 10/25/27 4,667,761
4,910,000 (a) French Republic Government Bond OAT , Reg S 0.750 02/25/28 5,579,354
4,050,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/28 4,580,268
2,920,000 (a) French Republic Government Bond OAT , Reg S 2.400 09/24/28 3,427,291
3,000,000 (a) French Republic Government Bond OAT , Reg S 0.750 11/25/28 3,358,097
4,520,000 French Republic Government Bond OAT , Reg S 2.750 02/25/29 5,348,031
3,050,000 (a) French Republic Government Bond OAT , Reg S 5.500 04/25/29 3,916,291
3,800,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/29 4,169,530
2,250,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/29 2,388,653
2,540,000 (a) French Republic Government Bond OAT , Reg S 2.750 02/25/30 2,990,978
2,900,000 (a) French Republic Government Bond OAT , Reg S 2.500 05/25/30 3,377,618
2,120,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/30 2,174,707
2,240,000 (a) French Republic Government Bond OAT , Reg S 2.700 02/25/31 2,612,149
675,000 (a) French Republic Government Bond OAT , Reg S 1.500 05/25/31 738,681
745,000 (a) French Republic Government Bond OAT , Reg S 0.000 11/25/31 736,355
1,240,000 (a) French Republic Government Bond OAT , Reg S 0.000 05/25/32 1,201,626
3,580,000 (a) French Republic Government Bond OAT , Reg S 5.750 10/25/32 4,883,619
695,000 (a) French Republic Government Bond OAT , Reg S 2.000 11/25/32 759,487
2,015,000 (a) French Republic Government Bond OAT , Reg S 3.000 05/25/33 2,333,586
1,890,000 (a) French Republic Government Bond OAT , Reg S 3.500 11/25/33 2,252,080
200,000 (a) French Republic Government Bond OAT , Reg S 1.250 05/25/34 198,951
1,390,000 (a) French Republic Government Bond OAT , Reg S 3.000 11/25/34 1,579,973
1,680,000 (a) French Republic Government Bond OAT , Reg S 4.750 04/25/35 2,171,968
330,000 (a) French Republic Government Bond OAT , Reg S 3.200 05/25/35 378,670
3,855,000 (a) French Republic Government Bond OAT , Reg S 3.500 11/25/35 4,505,333
1,245,000 French Republic Government Bond OAT 1.250 05/05/36 1,165,150
1,235,000 (a) French Republic Government Bond OAT , Reg S 1.250 05/25/38 1,085,966
2,250,000 (a) French Republic Government Bond OAT , Reg S 4.000 10/25/38 2,694,118
100,000 (a) French Republic Government Bond OAT , Reg S 1.750 06/25/39 91,676
725,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/40 531,687
1,300,000 (a) French Republic Government Bond OAT , Reg S 4.500 04/25/41 1,617,980
2,240,000 (a) French Republic Government Bond OAT , Reg S 3.600 05/25/42 2,485,578
2,200,000 (a) French Republic Government Bond OAT , Reg S 2.500 05/25/43 2,073,801
500,000 (a) French Republic Government Bond OAT , Reg S 0.500 06/25/44 314,862
1,750,000 (a) French Republic Government Bond OAT , Reg S 3.250 05/25/45 1,809,871
300,000 (a) French Republic Government Bond OAT , Reg S 2.000 05/25/48 237,809
1,210,000 (a) French Republic Government Bond OAT , Reg S 3.000 06/25/49 1,152,793
7,440,000 (a) French Republic Government Bond OAT , Reg S 1.500 05/25/50 5,039,168
1,300,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/52 667,664
1,950,000 (a) French Republic Government Bond OAT , Reg S 0.750 05/25/53 969,300
1,320,000 (a) French Republic Government Bond OAT , Reg S 3.000 05/25/54 1,193,934
500,000 (a) French Republic Government Bond OAT , Reg S 4.000 04/25/55 546,193
1,410,000 (a) French Republic Government Bond OAT , Reg S 3.250 05/25/55 1,333,249
1,820,000 (a) French Republic Government Bond OAT , Reg S 3.750 05/25/56 1,881,723
1,300,000 (a) French Republic Government Bond OAT , Reg S 4.000 04/25/60 1,393,241
1,500,000 (a) French Republic Government Bond OAT , Reg S 1.750 05/25/66 860,417
450,000 (a) French Republic Government Bond OAT , Reg S 0.500 05/25/72 130,889
300,000 Gaci First Investment Co , Reg S 3.375 10/14/32 347,857
300,000 Gaci First Investment Co , Reg S 5.625 06/11/39 394,960
1,200,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SH , Reg S 3.000 09/11/35 1,387,147
100,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH , Reg
S
2.625 02/27/30 117,117

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 300,000 Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH , Reg
S
2.500% 10/24/31 $ 345,314
100,000 Gemeinsame Deutsche Bundeslaender HB HH RP SL SH , Reg S 0.100 10/07/26 115,655
500,000 Gestion Securite de Stocks Securite SA , Reg S 3.375 06/29/30 598,020
637,000 Government of Newfoundland and Labrador 2.850 06/02/29 463,004
1,000,000 Government of Newfoundland and Labrador 3.300 10/17/46 588,459
300,000 Government of Newfoundland and Labrador 2.650 10/17/50 151,071
300,000 (a) Hellenic Republic Government Bond , Reg S 2.000 04/22/27 353,035
2,740,000 Hellenic Republic Government Bond , Reg S 3.750 01/30/28 3,318,051
2,120,000 (a) Hellenic Republic Government Bond , Reg S 3.875 06/15/28 2,581,423
3,800,000 (a) Hellenic Republic Government Bond , Reg S 3.875 03/12/29 4,657,560
1,000,000 (a) Hellenic Republic Government Bond , Reg S 1.500 06/18/30 1,119,587
1,200,000 (a) Hellenic Republic Government Bond , Reg S 0.750 06/18/31 1,262,321
1,800,000 (a) Hellenic Republic Government Bond , Reg S 1.750 06/18/32 1,960,691
3,000,000 Hellenic Republic Government Bond , Reg S 3.900 01/30/33 3,692,195
1,340,000 (a) Hellenic Republic Government Bond , Reg S 4.250 06/15/33 1,684,781
340,000 (a) Hellenic Republic Government Bond , Reg S 3.375 06/15/34 401,535
1,800,000 (a) Hellenic Republic Government Bond , Reg S 1.875 02/04/35 1,865,522
900,000 (a) Hellenic Republic Government Bond , Reg S 3.625 06/15/35 1,072,981
700,000 Hellenic Republic Government Bond , Reg S 4.000 01/30/37 854,178
300,000 (a) Hellenic Republic Government Bond , Reg S 4.375 07/18/38 376,890
1,200,000 Hellenic Republic Government Bond , Reg S 4.200 01/30/42 1,464,666
775,000 (a) Hellenic Republic Government Bond 1.875 01/24/52 585,891
800,000 (a) Hellenic Republic Government Bond , Reg S 4.125 06/15/54 916,825
700,000 Hong Kong Government International Bond , Reg S 3.125 06/10/33 835,760
120,000 Housing New Zealand Ltd , Reg S 2.247 10/05/26 68,776
400,000 Housing New Zealand Ltd , Reg S 3.420 10/18/28 229,755
200,000 Housing New Zealand Ltd , Reg S 2.183 04/24/30 107,514
12,270,000 Hungary Government Bond 9.500 10/21/26 38,452
100,000,000 Hungary Government Bond 3.000 10/27/27 289,756
400,000,000 Hungary Government Bond 4.500 03/23/28 1,180,328
230,000,000 Hungary Government Bond 6.750 10/22/28 712,077
100,000,000 Hungary Government Bond 2.000 05/23/29 266,950
500,000,000 Hungary Government Bond 6.000 11/28/29 1,514,619
380,000,000 Hungary Government Bond 3.000 08/21/30 1,008,206
100,000,000 Hungary Government Bond 6.750 07/23/31 310,237
270,000,000 Hungary Government Bond 3.250 10/22/31 701,647
150,000,000 Hungary Government Bond 4.500 05/27/32 409,786
120,000,000 Hungary Government Bond 4.750 11/24/32 330,357
100,000,000 Hungary Government Bond 2.250 04/20/33 229,662
100,000,000 Hungary Government Bond 2.250 06/22/34 218,863
230,000,000 Hungary Government Bond 7.000 10/24/35 712,714
100,000,000 Hungary Government Bond 3.000 10/27/38 202,238
100,780,000 Hungary Government Bond 3.000 04/25/41 189,603
200,000,000 Hungary Government Bond 4.000 04/28/51 376,862
300,000 Hungary Government International Bond , Reg S 4.000 07/25/29 361,707
160,000 Hungary Government International Bond , Reg S 0.500 11/18/30 164,290
100,000 Hungary Government International Bond , Reg S 5.375 09/12/33 125,794
400,000 Hungary Government International Bond , Reg S 4.500 06/16/34 473,774
200,000 Hungary Government International Bond , Reg S 4.875 03/22/40 233,887
600,000 Hydro-Quebec 3.400 09/01/29 443,486
300,000 Hydro-Quebec 3.550 09/01/32 219,335
100,000 Hydro-Quebec 6.500 02/15/35 87,478
500,000 Hydro-Quebec 5.000 02/15/45 380,952
500,000 Hydro-Quebec 4.000 02/15/55 324,045
400,000 Hydro-Quebec 2.100 02/15/60 164,523
800,000 Hydro-Quebec 4.000 02/15/63 514,171
900,000 Hydro-Quebec 4.000 02/15/65 577,293
400,000 Ile-de-France Mobilites , Reg S 3.800 05/25/45 440,293
200,000 Ile-de-France Mobilites , Reg S 3.450 06/25/49 201,693
400,000 Indonesia Government International Bond 1.400 10/30/31 418,527
300,000 Indonesia Government International Bond 3.650 09/10/32 353,132

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 100,000 Indonesia Government International Bond 4.125% 01/15/37 $ 117,476
2,500,000,000 Indonesia Treasury Bond 7.000 05/15/27 153,343
20,000,000,000 Indonesia Treasury Bond 6.375 08/15/28 1,228,290
25,000,000,000 Indonesia Treasury Bond 9.000 03/15/29 1,655,577
50,000,000,000 Indonesia Treasury Bond 6.875 04/15/29 3,124,262
90,000,000,000 Indonesia Treasury Bond 6.500 07/15/30 5,608,390
7,000,000,000 Indonesia Treasury Bond 10.500 08/15/30 502,124
26,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,641,007
68,000,000,000 Indonesia Treasury Bond 5.875 03/15/31 4,137,207
10,000,000,000 Indonesia Treasury Bond 6.375 04/15/32 611,408
10,000,000,000 Indonesia Treasury Bond 7.500 08/15/32 645,891
35,000,000,000 Indonesia Treasury Bond 6.625 02/15/34 2,167,206
46,000,000,000 Indonesia Treasury Bond 6.750 07/15/35 2,896,855
15,000,000,000 Indonesia Treasury Bond 6.500 04/15/36 925,203
10,000,000,000 Indonesia Treasury Bond 7.500 04/15/40 654,584
19,000,000,000 Indonesia Treasury Bond 7.125 08/15/40 1,221,412
4,000,000,000 Indonesia Treasury Bond 7.125 06/15/42 253,917
9,000,000,000 Indonesia Treasury Bond 7.125 06/15/43 571,043
30,100,000,000 Indonesia Treasury Bond 7.125 08/15/45 1,933,927
3,500,000,000 Indonesia Treasury Bond 7.375 05/15/48 224,525
8,800,000,000 Indonesia Treasury Bond 6.875 08/15/51 535,134
41,200,000,000 Indonesia Treasury Bond 6.875 07/15/54 2,520,235
200,000 Industrial Bank of Korea , Reg S 4.826 02/27/30 132,536
500,000 Instituto de Credito Oficial , Reg S 3.800 05/31/29 611,866
200,000 Instituto de Credito Oficial , Reg S 3.050 04/30/31 238,279
100,000 Inter-American Development Bank 4.750 10/05/29 138,121
12,000,000 International Bank for Reconstruction & Development 1.750 01/24/28 1,716,947
300,000 International Bank for Reconstruction & Development 3.450 09/13/38 352,684
100,000 International Development Association , Reg S 0.000 10/19/26 115,491
300,000 International Development Association , Reg S 2.750 09/03/32 348,469
200,000 International Development Association , Reg S 2.500 01/15/38 213,131
600,000 International Development Association , Reg S 3.625 10/28/50 666,692
500,000 International Finance Corp 1.500 04/15/35 242,103
300,000 Investitionsbank Berlin , Reg S 2.500 05/20/30 349,164
700,000 Investitionsbank Berlin , Reg S 3.125 03/01/33 826,166
500,000 Investitionsbank Schleswig-Holstein , Reg S 2.750 02/19/35 566,246
920,000 Ireland Government Bond , Reg S 0.200 05/15/27 1,054,349
3,020,000 Ireland Government Bond , Reg S 0.900 05/15/28 3,444,451
4,000,000 Ireland Government Bond , Reg S 1.100 05/15/29 4,510,720
2,290,000 Ireland Government Bond , Reg S 2.400 05/15/30 2,679,472
3,000,000 Ireland Government Bond 0.200 10/18/30 3,155,239
1,220,000 Ireland Government Bond , Reg S 1.350 03/18/31 1,350,245
1,400,000 Ireland Government Bond , Reg S 0.000 10/18/31 1,411,454
2,620,000 Ireland Government Bond , Reg S 0.350 10/18/32 2,620,074
2,340,000 Ireland Government Bond , Reg S 1.300 05/15/33 2,470,513
200,000 Ireland Government Bond 2.600 10/18/34 227,512
320,000 Ireland Government Bond , Reg S 0.400 05/15/35 294,292
1,265,000 Ireland Government Bond , Reg S 1.700 05/15/37 1,270,912
300,000 Ireland Government Bond , Reg S 0.550 04/22/41 232,051
1,300,000 Ireland Government Bond , Reg S 3.000 10/18/43 1,428,463
450,000 Ireland Government Bond , Reg S 2.000 02/18/45 416,620
770,000 Ireland Government Bond , Reg S 1.500 05/15/50 591,482
600,000 Ireland Government Bond , Reg S 3.150 10/18/55 627,727
2,550,000 Israel Government Bond - Fixed 3.750 09/30/27 800,137
5,500,000 Israel Government Bond - Fixed 4.100 07/31/28 1,740,139
8,000,000 Israel Government Bond - Fixed 2.250 09/28/28 2,414,401
6,000,000 Israel Government Bond - Fixed 3.750 02/28/29 1,883,265
3,500,000 Israel Government Bond - Fixed 4.600 08/31/29 1,130,242
4,250,000 Israel Government Bond - Fixed 1.000 03/31/30 1,193,534
3,000,000 Israel Government Bond - Fixed 1.300 04/30/32 811,432
3,500,000 Israel Government Bond - Fixed 4.000 03/30/35 1,105,703
4,250,000 Israel Government Bond - Fixed 4.150 10/31/35 1,353,971

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 4,000,000 Israel Government Bond - Fixed 1.500% 05/31/37 $ 967,606
1,500,000 Israel Government Bond - Fixed 5.500 01/31/42 543,278
3,450,000 Israel Government Bond - Fixed 3.750 03/31/47 998,319
3,800,000 Israel Government Bond - Fixed 2.800 11/29/52 888,918
250,000 Israel Government International Bond , Reg S 5.000 10/30/26 298,861
300,000 Israel Government International Bond , Reg S 0.625 01/18/32 298,948
500,000 Israel Government International Bond , Reg S 2.500 01/16/49 410,145
150,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.850 01/15/27 174,029
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.050 08/01/27 586,450
520,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.100 08/26/27 609,750
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 09/15/27 575,676
3,640,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.700 10/15/27 4,309,334
2,200,000 Italy Buoni Poliennali Del Tesoro , Reg S 6.500 11/01/27 2,781,207
2,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.650 12/01/27 2,366,946
3,250,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.000 02/01/28 3,799,003
3,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.250 03/15/28 3,371,887
3,020,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.400 04/01/28 3,630,590
3,520,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.650 06/15/28 4,160,988
2,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.500 07/15/28 2,243,676
2,340,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.800 08/01/28 2,845,673
2,150,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.750 09/01/28 2,678,001
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.800 12/01/28 593,956
6,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.350 01/15/29 7,019,266
4,950,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.100 02/01/29 6,091,954
500,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.450 02/15/29 552,157
300,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.800 06/15/29 355,565
1,840,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.350 07/01/29 2,217,612
1,500,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.000 08/01/29 1,790,131
340,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.000 10/01/29 404,877
300,000 Italy Buoni Poliennali Del Tesoro , Reg S 5.250 11/01/29 386,770
840,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 12/15/29 1,031,627
1,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.500 03/01/30 1,760,399
300,000 Italy Buoni Poliennali Del Tesoro , Reg S 1.350 04/01/30 334,165
2,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.700 06/15/30 2,444,977
1,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.950 07/01/30 1,185,756
1,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 08/01/30 1,085,821
1,800,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.700 10/01/30 2,107,885
2,520,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.000 11/15/30 3,122,254
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.650 12/01/30 1,671,329
750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.500 02/15/31 908,851
100,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.900 04/01/31 106,499
450,000 Italy Buoni Poliennali Del Tesoro , Reg S 6.000 05/01/31 611,257
520,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.150 11/15/31 617,248
460,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.650 03/01/32 500,281
200,000 Italy Buoni Poliennali Del Tesoro , Reg S 0.950 06/01/32 206,868
2,750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 07/15/32 3,266,243
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 11/15/32 1,775,950
660,000 Italy Buoni Poliennali Del Tesoro , Reg S 2.500 12/01/32 747,234
470,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.450 09/01/33 524,769
610,000 Italy Buoni Poliennali Del Tesoro , Reg S 4.350 11/01/33 771,645
1,000,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 07/01/34 1,218,949
1,200,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.850 02/01/35 1,460,231
2,000,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.650 08/01/35 2,385,977
1,700,000 Italy Buoni Poliennali Del Tesoro , Reg S 3.600 10/01/35 2,018,733
465,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.250 09/01/36 483,969
190,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.000 02/01/37 231,957
500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.050 10/30/37 609,029
750,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 03/01/38 843,376
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 5.000 08/01/39 1,987,375
100,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.150 10/01/39 121,506
200,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.100 03/01/40 216,311
700,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 5.000 09/01/40 926,616

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 340,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.850% 10/01/40 $ 397,278
1,215,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.800 03/01/41 1,082,921
1,290,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.750 09/01/44 1,654,762
5,600,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.500 04/30/45 4,330,151
340,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.100 04/30/46 398,262
2,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.250 09/01/46 2,529,949
400,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.700 03/01/47 375,557
2,000,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.450 03/01/48 2,107,688
2,200,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 3.850 09/01/49 2,458,483
1,100,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.450 09/01/50 943,215
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 1.700 09/01/51 1,065,769
650,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.150 09/01/52 507,648
1,450,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.500 10/01/53 1,745,637
1,660,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.300 10/01/54 1,934,996
4,110,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 4.650 10/01/55 5,033,116
1,500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.800 03/01/67 1,249,663
500,000 (a) Italy Buoni Poliennali Del Tesoro , Reg S 2.150 03/01/72 347,085
1,050,000,000 Japan Government Five Year Bond 0.200 12/20/27 6,578,133
800,000,000 Japan Government Five Year Bond 0.300 12/20/27 5,021,659
1,565,000,000 Japan Government Five Year Bond 0.100 03/20/28 9,753,731
500,000,000 Japan Government Five Year Bond 0.300 06/20/28 3,120,865
1,500,000,000 Japan Government Five Year Bond 0.400 09/20/28 9,359,724
1,400,000,000 Japan Government Five Year Bond 0.400 12/20/28 8,704,125
800,000,000 Japan Government Five Year Bond 0.500 06/20/29 4,954,850
500,000,000 Japan Government Five Year Bond 0.600 09/20/29 3,096,750
145,000,000 Japan Government Five Year Bond 0.700 09/20/29 901,341
500,000,000 Japan Government Five Year Bond 0.900 12/20/29 3,123,130
809,250,000 Japan Government Five Year Bond 1.000 12/20/29 5,075,953
900,000,000 Japan Government Five Year Bond 1.100 12/20/29 5,665,903
1,340,000,000 Japan Government Five Year Bond 1.000 03/20/30 8,383,068
800,000,000 Japan Government Five Year Bond 1.000 06/20/30 4,991,853
303,250,000 Japan Government Five Year Bond 1.000 06/20/30 1,892,600
304,800,000 Japan Government Five Year Bond 1.100 06/20/30 1,910,413
1,000,000,000 Japan Government Five Year Bond 1.300 09/20/30 6,309,866
300,000,000 Japan Government Forty Year Bond 0.400 03/20/56 857,980
150,000,000 Japan Government Forty Year Bond 0.900 03/20/57 512,208
300,000,000 Japan Government Forty Year Bond 0.800 03/20/58 970,921
425,000,000 Japan Government Forty Year Bond 0.500 03/20/59 1,190,309
185,000,000 Japan Government Forty Year Bond 0.500 03/20/60 509,601
335,000,000 Japan Government Forty Year Bond 0.700 03/20/61 982,570
475,000,000 Japan Government Forty Year Bond 1.000 03/20/62 1,535,170
385,000,000 Japan Government Forty Year Bond 1.300 03/20/63 1,355,464
880,000,000 Japan Government Forty Year Bond 2.200 03/20/64 4,082,993
700,000,000 Japan Government Forty Year Bond 3.100 03/20/65 4,093,891
650,000,000 Japan Government Ten Year Bond 0.100 09/20/27 4,076,988
1,665,000,000 Japan Government Ten Year Bond 0.100 12/20/27 10,410,539
1,515,000,000 Japan Government Ten Year Bond 0.100 03/20/28 9,441,530
1,165,000,000 Japan Government Ten Year Bond 0.100 06/20/28 7,236,535
1,700,000,000 Japan Government Ten Year Bond 0.100 09/20/28 10,520,814
1,340,000,000 Japan Government Ten Year Bond 0.100 12/20/28 8,257,057
1,200,000,000 Japan Government Ten Year Bond 0.100 03/20/29 7,362,455
1,340,000,000 Japan Government Ten Year Bond 0.100 06/20/29 8,186,101
1,100,000,000 Japan Government Ten Year Bond 0.100 09/20/29 6,687,161
340,000,000 Japan Government Ten Year Bond 0.100 12/20/29 2,057,396
1,300,000,000 Japan Government Ten Year Bond 0.100 03/20/30 7,829,940
335,000,000 Japan Government Ten Year Bond 0.100 06/20/30 2,008,226
847,050,000 Japan Government Ten Year Bond 0.100 09/20/30 5,053,767
340,000,000 Japan Government Ten Year Bond 0.100 12/20/30 2,019,480
340,000,000 Japan Government Ten Year Bond 0.100 03/20/31 2,009,914
600,000,000 Japan Government Ten Year Bond 0.100 06/20/31 3,529,376
340,000,000 Japan Government Ten Year Bond 0.100 09/20/31 1,989,286
600,000,000 Japan Government Ten Year Bond 0.100 12/20/31 3,491,901

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 675,000,000 Japan Government Ten Year Bond 0.200% 03/20/32 $ 3,931,834
800,000,000 Japan Government Ten Year Bond 0.200 06/20/32 4,634,483
1,125,000,000 Japan Government Ten Year Bond 0.200 09/20/32 6,481,929
1,075,000,000 Japan Government Ten Year Bond 0.500 12/20/32 6,295,552
600,000,000 Japan Government Ten Year Bond 0.500 03/20/33 3,495,001
800,000,000 Japan Government Ten Year Bond 0.400 06/20/33 4,601,614
600,000,000 Japan Government Ten Year Bond 0.800 09/20/33 3,541,816
300,000,000 Japan Government Ten Year Bond 0.700 12/20/33 1,748,381
300,000,000 Japan Government Ten Year Bond 0.800 03/20/34 1,755,233
1,500,000,000 Japan Government Ten Year Bond 1.400 03/20/35 9,090,434
790,000,000 Japan Government Ten Year Bond 1.500 06/20/35 4,815,953
300,000,000 Japan Government Ten Year Bond 1.600 09/20/35 1,839,957
1,600,000,000 Japan Government Ten Year Bond 1.700 09/20/35 9,902,555
50,000,000 Japan Government Thirty Year Bond 2.900 11/20/30 339,188
55,650,000 Japan Government Thirty Year Bond 2.200 09/20/39 343,394
1,208,300,000 Japan Government Thirty Year Bond 2.300 03/20/40 7,497,558
370,000,000 Japan Government Thirty Year Bond 2.200 03/20/41 2,234,376
420,000,000 Japan Government Thirty Year Bond 2.000 03/20/42 2,439,588
830,000,000 Japan Government Thirty Year Bond 1.500 03/20/45 4,203,932
157,000,000 Japan Government Thirty Year Bond 0.800 06/20/47 649,695
410,000,000 Japan Government Thirty Year Bond 0.800 03/20/48 1,658,493
300,000,000 Japan Government Thirty Year Bond 0.700 06/20/48 1,172,937
500,000,000 Japan Government Thirty Year Bond 0.400 12/20/49 1,698,810
110,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 384,918
500,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,738,301
150,000,000 Japan Government Thirty Year Bond 0.700 12/20/51 517,404
110,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 476,696
1,000,000,000 Japan Government Thirty Year Bond 2.300 12/20/54 5,122,843
205,000,000 Japan Government Thirty Year Bond 2.400 03/20/55 1,074,182
400,000,000 Japan Government Thirty Year Bond 2.800 06/20/55 2,284,245
500,000,000 Japan Government Thirty Year Bond 3.200 09/20/55 3,093,815
500,000,000 Japan Government Twenty Year Bond 2.100 12/20/27 3,249,545
1,000,000,000 Japan Government Twenty Year Bond 2.100 09/20/29 6,538,263
57,750,000 Japan Government Twenty Year Bond 2.100 03/20/30 377,813
54,150,000 Japan Government Twenty Year Bond 1.600 06/20/30 346,861
450,000,000 Japan Government Twenty Year Bond 2.100 12/20/30 2,945,577
1,215,000,000 Japan Government Twenty Year Bond 1.700 09/20/32 7,736,483
1,110,550,000 Japan Government Twenty Year Bond 1.600 03/20/33 6,997,078
500,000,000 Japan Government Twenty Year Bond 1.700 06/20/33 3,164,918
675,000,000 Japan Government Twenty Year Bond 1.700 09/20/33 4,262,906
100,000,000 Japan Government Twenty Year Bond 1.500 06/20/34 617,111
300,000,000 Japan Government Twenty Year Bond 1.200 03/20/35 1,786,679
600,000,000 Japan Government Twenty Year Bond 1.300 06/20/35 3,593,378
900,000,000 Japan Government Twenty Year Bond 1.200 09/20/35 5,317,720
500,000,000 Japan Government Twenty Year Bond 1.000 12/20/35 2,885,897
430,000,000 Japan Government Twenty Year Bond 0.400 03/20/36 2,318,727
600,000,000 Japan Government Twenty Year Bond 0.200 06/20/36 3,143,105
300,000,000 Japan Government Twenty Year Bond 0.500 09/20/36 1,614,846
80,000,000 Japan Government Twenty Year Bond 0.600 06/20/37 426,711
300,000,000 Japan Government Twenty Year Bond 0.500 03/20/38 1,546,078
180,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 920,561
300,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 1,563,418
500,000,000 Japan Government Twenty Year Bond 0.400 03/20/40 2,383,362
300,000,000 Japan Government Twenty Year Bond 0.400 06/20/40 1,418,495
400,000,000 Japan Government Twenty Year Bond 0.400 09/20/40 1,875,352
270,000,000 Japan Government Twenty Year Bond 0.500 03/20/41 1,265,397
600,000,000 Japan Government Twenty Year Bond 0.500 12/20/41 2,746,078
300,000,000 Japan Government Twenty Year Bond 0.800 03/20/42 1,438,400
600,000,000 Japan Government Twenty Year Bond 0.900 06/20/42 2,909,107
400,000,000 Japan Government Twenty Year Bond 1.100 09/20/42 1,995,113
400,000,000 Japan Government Twenty Year Bond 1.100 03/20/43 1,972,962
400,000,000 Japan Government Twenty Year Bond 1.500 09/20/43 2,088,411

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 500,000,000 Japan Government Twenty Year Bond 1.300% 12/20/43 $ 2,509,362
600,000,000 Japan Government Twenty Year Bond 1.800 09/20/44 3,232,371
1,030,000,000 Japan Government Twenty Year Bond 2.000 12/20/44 5,717,520
1,175,000,000 Japan Government Twenty Year Bond 2.400 03/20/45 6,938,906
900,000,000 Japan Government Two Year Bond 1.000 10/01/27 5,730,441
100,000 Jersey International Bond , Reg S 2.875 05/06/52 84,358
200,000 Junta de Andalucia , Reg S 0.500 04/30/31 207,052
500,000 Junta de Andalucia , Reg S 3.300 04/30/35 582,539
300,000 Kazakhstan Government International Bond , Reg S 1.500 09/30/34 295,070
200,000 Kingdom of Belgium 3.000 06/22/34 231,562
150,000 (a) Kingdom of Belgium Government Bond , Reg S 0.800 06/22/27 172,913
2,200,000 (a) Kingdom of Belgium Government Bond , Reg S 0.000 10/22/27 2,486,101
3,200,000 Kingdom of Belgium Government Bond , Reg S 5.500 03/28/28 4,021,121
3,500,000 (a) Kingdom of Belgium Government Bond , Reg S 0.800 06/22/28 3,966,698
2,250,000 (a) Kingdom of Belgium Government Bond , Reg S 0.900 06/22/29 2,507,003
2,040,000 (a) Kingdom of Belgium Government Bond , Reg S 2.700 10/22/29 2,410,260
2,200,000 (a) Kingdom of Belgium Government Bond , Reg S 0.100 06/22/30 2,311,352
2,000,000 (a) Kingdom of Belgium Government Bond , Reg S 2.600 10/22/30 2,337,307
500,000 (a) Kingdom of Belgium Government Bond , Reg S 1.000 06/22/31 534,075
715,000 (a) Kingdom of Belgium Government Bond , Reg S 0.000 10/22/31 714,300
3,000,000 Kingdom of Belgium Government Bond , Reg S 4.000 03/28/32 3,747,294
3,380,000 (a) Kingdom of Belgium Government Bond , Reg S 0.350 06/22/32 3,371,605
200,000 (a) Kingdom of Belgium Government Bond , Reg S 1.250 04/22/33 208,207
610,000 (a) Kingdom of Belgium Government Bond , Reg S 3.000 06/22/33 713,250
1,165,000 (a) Kingdom of Belgium Government Bond , Reg S 2.850 10/22/34 1,324,827
620,000 (a) Kingdom of Belgium Government Bond , Reg S 5.000 03/28/35 826,273
1,280,000 (a) Kingdom of Belgium Government Bond , Reg S 3.100 06/22/35 1,473,468
215,000 (a) Kingdom of Belgium Government Bond , Reg S 1.900 06/22/38 208,961
1,000,000 (a) Kingdom of Belgium Government Bond , Reg S 0.400 06/22/40 733,407
500,000 (a) Kingdom of Belgium Government Bond , Reg S 4.250 03/28/41 614,941
300,000 (a) Kingdom of Belgium Government Bond , Reg S 3.450 06/22/42 331,610
1,300,000 (a) Kingdom of Belgium Government Bond , Reg S 3.450 06/22/43 1,427,282
1,000,000 Kingdom of Belgium Government Bond , Reg S 3.750 06/22/45 1,133,629
1,500,000 (a) Kingdom of Belgium Government Bond , Reg S 1.600 06/22/47 1,136,717
200,000 (a) Kingdom of Belgium Government Bond , Reg S 1.700 06/22/50 146,071
140,000 (a) Kingdom of Belgium Government Bond , Reg S 1.400 06/22/53 88,594
700,000 Kingdom of Belgium Government Bond , Reg S 3.300 06/22/54 688,811
640,000 (a) Kingdom of Belgium Government Bond , Reg S 3.500 06/22/55 648,743
650,000 (a) Kingdom of Belgium Government Bond , Reg S 2.250 06/22/57 490,008
1,165,000 (a) Kingdom of Belgium Government Bond 2.150 06/22/66 794,336
400,000 (a) Kingdom of Belgium Government Bond , Reg S 0.650 06/22/71 133,690
200,000 Kommunalbanken AS , Reg S 3.700 01/16/29 149,057
250,000 Kommunalbanken AS 1.250 07/02/30 128,034
150,000 Kommunalbanken AS 4.000 09/24/30 96,799
500,000 Kommunalbanken AS 5.250 04/18/34 332,358
500,000 Kommunekredit 2.750 06/15/27 79,442
300,000 Kommunekredit , Reg S 1.500 05/16/29 340,909
400,000 Kommunekredit , Reg S 2.375 09/15/32 454,310
300,000 Kommunekredit , Reg S 0.000 05/04/34 272,402
2,500,000 Kommuninvest I Sverige AB , Reg S 0.750 05/12/28 260,863
400,000 Kommuninvest I Sverige AB , Reg S 2.500 10/04/28 469,790
4,000,000 Kommuninvest I Sverige AB , Reg S 3.000 03/12/29 439,746
4,000,000 Kommuninvest I Sverige AB , Reg S 3.250 11/12/29 443,286
3,000,000 Kommuninvest I Sverige AB , Reg S 3.250 06/12/30 331,697
3,000,000 Kommuninvest I Sverige AB , Reg S 2.750 11/12/30 324,338
3,000,000 Kommuninvest I Sverige AB , Reg S 2.650 05/12/31 322,682
500,000 Korea Housing Finance Corp , Reg S 2.765 09/02/30 583,947
400,000 Korea International Bond 2.250 07/03/28 468,215
368,420,000 Korea Treasury Bond 2.125 06/10/27 253,529
3,700,000,000 Korea Treasury Bond 3.250 06/10/27 2,586,360
5,200,000,000 Korea Treasury Bond 2.250 09/10/27 3,577,659
7,100,000,000 Korea Treasury Bond 2.875 12/10/27 4,930,853

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 4,500,000,000 Korea Treasury Bond 3.250% 03/10/28 $ 3,147,115
3,500,000,000 Korea Treasury Bond 2.250 06/10/28 2,388,110
6,000,000,000 Korea Treasury Bond 1.375 12/10/29 3,887,841
2,000,000,000 Korea Treasury Bond 2.625 03/10/30 1,355,252
2,000,000,000 Korea Treasury Bond 1.375 06/10/30 1,280,646
7,000,000,000 Korea Treasury Bond 2.500 09/10/30 4,708,365
6,150,000,000 Korea Treasury Bond 1.500 12/10/30 3,925,906
2,000,000,000 Korea Treasury Bond 2.000 06/10/31 1,298,287
1,000,000,000 Korea Treasury Bond 2.375 12/10/31 659,121
1,000,000,000 Korea Treasury Bond 4.000 12/10/31 719,370
1,000,000,000 Korea Treasury Bond 3.375 06/10/32 695,793
1,000,000,000 Korea Treasury Bond 4.250 12/10/32 730,929
3,000,000,000 Korea Treasury Bond 3.750 12/10/33 2,132,480
2,400,000,000 Korea Treasury Bond 3.000 12/10/34 1,610,517
3,500,000,000 Korea Treasury Bond 2.625 06/10/35 2,280,132
3,000,000,000 Korea Treasury Bond 3.250 12/10/35 2,065,037
231,420,000 Korea Treasury Bond 1.125 09/10/39 121,580
2,000,000,000 Korea Treasury Bond 2.750 12/10/44 1,267,765
9,115,030,000 Korea Treasury Bond 2.750 09/10/45 5,800,647
3,500,000,000 Korea Treasury Bond 2.625 03/10/48 2,158,682
1,400,000,000 Korea Treasury Bond 1.500 03/10/50 679,406
600,000,000 Korea Treasury Bond 1.875 03/10/51 314,967
1,500,000,000 Korea Treasury Bond 3.250 03/10/54 1,032,189
3,500,000,000 Korea Treasury Bond 2.750 09/10/54 2,188,755
5,100,000,000 Korea Treasury Bond 2.625 03/10/55 3,109,763
4,000,000,000 Korea Treasury Bond 2.625 09/10/55 2,452,647
3,000,000 Kreditanstalt fuer Wiederaufbau 0.750 06/28/28 3,393,598
300,000 Kreditanstalt fuer Wiederaufbau 4.450 01/16/30 199,210
2,050,000 Kreditanstalt fuer Wiederaufbau , Reg S 1.125 09/15/32 2,159,115
200,000 Kuntarahoitus Oyj , Reg S 4.375 10/02/28 271,604
500,000 Kuntarahoitus Oyj , Reg S 2.625 06/14/32 574,527
500,000 Kuntarahoitus Oyj , Reg S 2.750 02/02/34 570,600
350,000 Kuntarahoitus Oyj , Reg S 0.050 09/10/35 300,796
800,000 La Banque Postale SA , Reg S 4.000 05/03/28 964,572
500,000 Land Baden-Wuerttemberg , Reg S 2.625 03/12/30 587,770
700,000 Land Baden-Wuerttemberg , Reg S 3.125 01/23/40 786,366
800,000 Land Berlin 2.375 06/04/30 929,170
400,000 Land Berlin 2.750 01/16/32 467,140
100,000 Land Berlin , Reg S 2.875 02/15/34 115,858
200,000 Land Berlin 3.125 03/19/35 234,321
720,000 Land Berlin , Reg S 0.150 02/22/36 619,457
105,000 Land Berlin , Reg S 0.625 08/25/36 93,448
200,000 Land Berlin , Reg S 3.000 03/13/54 197,758
200,000 Land Thueringen , Reg S 2.500 09/03/29 234,475
200,000 Land Thueringen , Reg S 2.875 09/17/35 228,538
200,000 Landesbank Baden-Wuerttemberg , Reg S 0.250 07/21/28 220,428
1,000,000 Landesbank Baden-Wuerttemberg , Reg S 0.375 02/21/31 1,015,491
800,000 Landesbank Hessen-Thueringen Girozentrale , Reg S 3.000 03/05/32 928,222
600,000 Landeskreditbank Baden-Wuerttemberg Foerderbank , Reg S 0.000 01/20/31 611,996
500,000 Landwirtschaftliche Rentenbank , Reg S 0.683 10/02/35 622,179
100,000 Latvia Government International Bond , Reg S 3.875 03/25/27 119,653
2,950,000 Latvia Government International Bond , Reg S 3.500 01/17/28 3,530,458
750,000 Latvia Government International Bond , Reg S 1.125 05/30/28 852,373
1,500,000 Latvia Government International Bond , Reg S 0.000 01/24/29 1,623,740
320,000 Latvia Government International Bond , Reg S 3.875 05/22/29 389,880
1,260,000 Latvia Government International Bond , Reg S 2.875 05/21/30 1,474,190
1,360,000 Latvia Government International Bond , Reg S 0.000 03/17/31 1,362,938
500,000 Latvia Government International Bond , Reg S 3.000 01/24/32 582,556
500,000 Latvia Government International Bond , Reg S 3.875 07/12/33 604,781
500,000 Latvia Government International Bond , Reg S 3.500 10/02/35 576,798
500,000 Latvia Government International Bond , Reg S 1.375 05/16/36 466,230
450,000 Latvia Government International Bond , Reg S 2.250 02/15/47 389,624

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,400,000 Latvia Government International Bond , Reg S 1.875% 02/19/49 $ 1,080,105
500,000 LCR Finance PLC , Reg S 4.500 12/07/28 682,119
200,000 LFA Foerderbank Bayern 0.750 01/04/27 231,564
300,000 LFA Foerderbank Bayern 1.000 03/01/28 341,661
100,000 Lithuania Government International Bond , Reg S 0.950 05/26/27 115,196
1,600,000 Lithuania Government International Bond , Reg S 4.125 04/25/28 1,944,797
350,000 Lithuania Government International Bond , Reg S 0.500 06/19/29 381,956
2,640,000 Lithuania Government International Bond , Reg S 2.875 01/28/30 3,110,646
150,000 Lithuania Government International Bond , Reg S 0.750 05/06/30 161,150
2,140,000 Lithuania Government International Bond , Reg S 3.500 07/03/31 2,564,032
600,000 Lithuania Government International Bond , Reg S 2.125 06/01/32 660,594
940,000 Lithuania Government International Bond , Reg S 3.875 06/14/33 1,141,047
150,000 Lithuania Government International Bond , Reg S 3.500 02/13/34 177,037
650,000 Lithuania Government International Bond , Reg S 2.125 10/22/35 668,167
640,000 Lithuania Government International Bond , Reg S 3.625 03/10/36 740,659
400,000 Lithuania Government International Bond , Reg S 3.625 01/28/40 444,391
1,940,000 Lithuania Government International Bond , Reg S 4.250 09/10/45 2,229,920
690,000 Lithuania Government International Bond , Reg S 0.500 07/28/50 337,873
400,000 Logicor Financing Sarl , Reg S 3.750 07/14/32 464,144
300,000 Magyar Export-Import Bank Zrt , Reg S 6.000 05/16/29 377,324
1,600,000 Malaysia Government Bond 3.502 05/31/27 396,710
3,000,000 Malaysia Government Bond 3.899 11/16/27 753,209
18,000,000 Malaysia Government Bond 3.519 04/20/28 4,484,298
8,500,000 Malaysia Government Bond 3.733 06/15/28 2,128,387
4,000,000 Malaysia Government Bond 3.885 08/15/29 1,008,246
6,000,000 Malaysia Government Bond 4.498 04/15/30 1,550,645
16,000,000 Malaysia Government Bond 3.336 05/15/30 3,952,449
4,000,000 Malaysia Government Bond 2.632 04/15/31 951,301
3,500,000 Malaysia Government Bond 3.582 07/15/32 871,619
1,500,000 Malaysia Government Bond 4.642 11/07/33 398,813
4,000,000 Malaysia Government Bond 3.828 07/05/34 1,009,364
7,500,000 Malaysia Government Bond 3.476 07/02/35 1,841,086
3,500,000 Malaysia Government Bond 4.762 04/07/37 950,446
2,000,000 Malaysia Government Bond 4.893 06/08/38 549,410
5,000,000 Malaysia Government Bond 4.054 04/18/39 1,266,449
3,000,000 Malaysia Government Bond 3.757 05/22/40 736,562
2,000,000 Malaysia Government Bond 4.696 10/15/42 544,013
7,000,000 Malaysia Government Bond 4.180 05/16/44 1,793,608
7,500,000 Malaysia Government Bond 4.065 06/15/50 1,883,313
6,000,000 Malaysia Government Bond 4.457 03/31/53 1,596,571
300,000 Mediocredito Centrale - Banca Del Mezzogiorno SpA , Reg S 3.250 03/04/30 351,976
300,000 Merseylink Issuer PLC , Reg S 3.842 03/31/43 350,937
4,000,000 Mexican Bonos 7.500 06/03/27 222,182
47,000,000 Mexican Bonos 8.500 03/02/28 2,643,575
90,500,000 Mexican Bonos 8.500 03/01/29 5,076,899
40,500,000 Mexican Bonos 8.500 05/31/29 2,271,329
31,500,000 Mexican Bonos 8.500 02/28/30 1,756,428
41,307,000 Mexican Bonos 7.750 05/29/31 2,213,248
17,000,000 Mexican Bonos 8.000 04/15/32 909,445
17,000,000 Mexican Bonos 7.500 05/26/33 879,401
50,500,000 Mexican Bonos 7.750 11/23/34 2,605,007
15,000,000 Mexican Bonos 8.000 02/21/36 772,421
24,500,000 Mexican Bonos 8.500 11/18/38 1,277,047
33,000,000 Mexican Bonos 7.750 11/13/42 1,568,828
16,500,000 Mexican Bonos 8.000 11/07/47 789,590
34,442,000 Mexican Bonos 8.000 07/31/53 1,632,784
8,000,000 Mexican Bonos 8.000 04/29/55 377,733
200,000 Mexico Government International Bond 3.500 09/19/29 234,231
200,000 Mexico Government International Bond 4.490 05/25/32 239,897
500,000 Mexico Government International Bond 4.500 03/19/34 585,672
200,000 Mexico Government International Bond 5.125 05/04/37 237,726
300,000 Mexico Government International Bond 5.125 03/19/38 350,365

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 200,000 Mexico Government International Bond 2.125% 10/25/51 $ 126,894
200,000 Mexico Government International Bond 5.625 03/19/14 205,667
300,000 MFB Magyar Fejlesztesi Bank Zrt , Reg S 4.375 06/27/30 359,684
300,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 2.750 10/22/29 352,912
500,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.250 06/22/37 561,571
300,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.675 06/22/40 339,993
300,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 4.000 09/26/42 348,765
200,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 3.500 06/22/45 214,124
600,000 Ministeries Van de Vlaamse Gemeenschap , Reg S 4.250 06/22/50 692,752
500,000 Municipal Finance Authority of British Columbia 3.300 10/02/30 366,858
300,000 Municipal Finance Authority of British Columbia 4.050 06/03/35 221,968
150,000 Nederlandse Waterschapsbank NV , Reg S 3.450 07/17/28 97,421
1,200,000 Nederlandse Waterschapsbank NV , Reg S 2.125 10/30/28 1,398,802
300,000 Nederlandse Waterschapsbank NV , Reg S 3.300 05/02/29 191,706
1,500,000 Nederlandse Waterschapsbank NV , Reg S 2.750 09/24/32 1,740,135
100,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/27 115,094
1,100,000 (a) Netherlands Government Bond , Reg S 0.750 07/15/27 1,266,538
2,910,000 (a) Netherlands Government Bond , Reg S 5.500 01/15/28 3,643,088
1,140,000 (a) Netherlands Government Bond , Reg S 0.750 07/15/28 1,290,902
4,610,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/29 5,052,548
910,000 (a) Netherlands Government Bond , Reg S 0.250 07/15/29 992,698
1,610,000 (a) Netherlands Government Bond , Reg S 2.500 01/15/30 1,895,344
3,510,000 (a) Netherlands Government Bond , Reg S 0.000 07/15/30 3,686,390
800,000 (a) Netherlands Government Bond , Reg S 0.000 07/15/31 814,512
800,000 (a) Netherlands Government Bond , Reg S 0.500 07/15/32 816,914
800,000 (a) Netherlands Government Bond , Reg S 2.500 01/15/33 925,667
1,910,000 (a) Netherlands Government Bond , Reg S 2.500 07/15/33 2,198,482
300,000 (a) Netherlands Government Bond , Reg S 2.500 07/15/34 342,359
1,380,000 (a) Netherlands Government Bond , Reg S 2.500 07/15/35 1,558,866
140,000 (a) Netherlands Government Bond , Reg S 4.000 01/15/37 178,101
365,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/38 292,602
410,000 (a) Netherlands Government Bond , Reg S 0.500 01/15/40 331,418
145,000 (a) Netherlands Government Bond , Reg S 3.750 01/15/42 178,377
700,000 (a) Netherlands Government Bond , Reg S 3.250 01/15/44 803,537
450,000 (a) Netherlands Government Bond , Reg S 2.750 01/15/47 471,306
395,000 (a) Netherlands Government Bond , Reg S 0.000 01/15/52 185,745
420,000 (a) Netherlands Government Bond , Reg S 2.000 01/15/54 355,783
140,000 (a) Netherlands Government Bond , Reg S 3.500 01/15/56 161,660
600,000 Network Rail Infrastructure Finance PLC 4.750 11/29/35 809,604
650,000 New South Wales Treasury Corp , Reg S 3.000 04/20/29 414,995
1,600,000 New South Wales Treasury Corp , Reg S 1.500 02/20/32 881,276
400,000 New South Wales Treasury Corp 2.000 03/08/33 219,148
1,926,000 New South Wales Treasury Corp , Reg S 1.750 03/20/34 994,512
1,500,000 New South Wales Treasury Corp , Reg S 4.750 02/20/35 965,964
1,300,000 New South Wales Treasury Corp , Reg S 4.250 02/20/36 792,619
450,000 New South Wales Treasury Corp , Reg S 4.750 02/20/37 281,936
500,000 New South Wales Treasury Corp , Reg S 5.250 02/24/38 323,979
1,150,000 New South Wales Treasury Corp 5.250 02/22/39 737,244
1,000,000 New South Wales Treasury Corp 2.250 05/07/41 428,450
2,000,000 New South Wales Treasury Corp , Reg S 2.450 08/24/50 725,158
3,900,000 New Zealand Government Bond 0.250 05/15/28 2,096,217
3,000,000 New Zealand Government Bond 3.000 04/20/29 1,701,570
1,300,000 New Zealand Government Bond 4.500 05/15/30 772,000
800,000 New Zealand Government Bond 1.500 05/15/31 406,970
3,000,000 New Zealand Government Bond 2.000 05/15/32 1,527,318
800,000 New Zealand Government Bond , Reg S 3.500 04/14/33 440,582
600,000 New Zealand Government Bond 4.250 05/15/34 343,814
4,700,000 New Zealand Government Bond 4.500 05/15/35 2,721,598
800,000 New Zealand Government Bond 4.250 05/15/36 450,114
1,793,000 New Zealand Government Bond , Reg S 2.750 04/15/37 862,075
1,150,000 New Zealand Government Bond 1.750 05/15/41 437,758
700,000 New Zealand Government Bond 2.750 05/15/51 266,282

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 900,000 New Zealand Government Bond 5.000% 05/15/54 $ 504,871
300,000 New Zealand Local Government Funding Agency Bond , Reg S 2.250 05/15/31 157,252
550,000 New Zealand Local Government Funding Agency Bond 3.500 04/14/33 297,465
500,000 New Zealand Local Government Funding Agency Bond , Reg S 2.000 04/15/37 215,246
300,000 Norddeutsche Landesbank-Girozentrale 2.750 10/30/30 346,930
500,000 Nordic Investment Bank , Reg S 2.125 05/23/28 584,426
300,000 Northern Territory Treasury Corp 5.250 03/21/34 197,176
800,000 Northern Territory Treasury Corp 5.250 05/21/38 500,585
1,000,000 (a) Norway Government Bond , Reg S 1.750 02/17/27 96,764
7,000,000 (a) Norway Government Bond , Reg S 1.750 09/06/29 643,466
7,000,000 (a) Norway Government Bond , Reg S 1.375 08/19/30 620,551
3,000,000 (a) Norway Government Bond , Reg S 1.250 09/17/31 256,931
4,600,000 (a) Norway Government Bond 2.125 05/18/32 408,488
3,000,000 (a) Norway Government Bond , Reg S 3.000 08/15/33 276,919
5,000,000 (a) Norway Government Bond , Reg S 3.625 04/13/34 479,402
2,000,000 (a) Norway Government Bond , Reg S 3.750 06/12/35 192,028
2,000,000 (a) Norway Government Bond , Reg S 3.625 05/31/39 187,126
1,000,000 (a) Norway Government Bond , Reg S 3.500 10/06/42 91,495
350,000 NRW Bank , Reg S 2.625 02/06/29 412,359
300,000 NRW Bank , Reg S 2.500 09/02/30 349,261
400,000 NRW Bank , Reg S 3.000 06/04/35 462,163
1,500,000 NRW Bank , Reg S 3.000 09/24/35 1,730,538
300,000 OMERS Finance Trust , Reg S 2.600 05/14/29 215,527
350,000 OMERS Finance Trust , Reg S 4.500 10/16/29 231,383
300,000 OMERS Finance Trust , Reg S 3.250 01/28/35 345,458
300,000 Ontario Teachers' Finance Trust , Reg S 0.100 05/19/28 333,536
300,000 Ontario Teachers' Finance Trust , Reg S 1.850 05/03/32 326,568
250,000 Ontario Teachers' Finance Trust , Reg S 4.300 06/02/34 189,157
700,000 OP Mortgage Bank , Reg S 3.125 10/20/28 835,820
400,000 Orsted AS , Reg S 5.750 04/09/40 512,507
4,000,000 Peru Government Bond 6.350 08/12/28 1,251,931
10,250,000 Peru Government Bond 5.940 02/12/29 3,191,848
9,050,000 Peru Government Bond 6.950 08/12/31 2,990,651
4,000,000 Peru Government Bond 6.150 08/12/32 1,282,932
1,750,000 (a) Peru Government Bond , Reg S 7.300 08/12/33 593,213
2,250,000 Peru Government Bond 5.400 08/12/34 666,358
6,000,000 (a) Peru Government Bond , Reg S 6.850 08/12/35 1,919,185
8,500,000 Peru Government Bond 6.900 08/12/37 2,640,521
1,500,000 (a) Peru Government Bond , Reg S 7.600 08/12/39 486,525
3,750,000 Peru Government Bond 5.350 08/12/40 988,616
5,500,000 Peru Government Bond 6.850 02/12/42 1,708,798
7,000,000 Peru Government Bond 6.714 02/12/55 2,167,403
500,000 Peruvian Government International Bond 1.250 03/11/33 495,229
500,000 Philippine Government International Bond 1.750 04/28/41 423,602
1,540,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 2.125 10/17/28 1,807,408
1,010,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.950 06/15/29 1,173,672
1,250,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.875 02/15/30 1,552,494
1,140,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.475 10/18/30 1,218,571
1,300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.300 10/17/31 1,335,687
1,000,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.650 07/16/32 1,095,908
1,000,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 2.250 04/18/34 1,110,171
1,210,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.000 06/15/35 1,404,470
300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 0.900 10/12/35 285,295
3,700,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 4.100 04/15/37 4,658,847
640,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.150 04/11/42 521,351
300,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 4.100 02/15/45 368,874
140,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 1.000 04/12/52 86,785
500,000 (a) Portugal Obrigacoes do Tesouro OT , Reg S 3.625 06/12/54 548,994
500,000 Province of Alberta Canada 2.050 06/01/30 349,677
150,000 Province of Alberta Canada 1.650 06/01/31 100,980
500,000 Province of Alberta Canada 3.950 06/01/35 369,097
700,000 Province of Alberta Canada 3.300 12/01/46 422,768

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 500,000 Province of Alberta Canada 3.050% 12/01/48 $ 284,421
1,500,000 Province of Alberta Canada 3.100 06/01/50 852,125
500,000 Province of Alberta Canada 2.950 06/01/52 272,770
750,000 Province of British Columbia Canada 2.200 06/18/30 527,345
350,000 Province of British Columbia Canada 1.550 06/18/31 233,945
500,000 Province of British Columbia Canada 5.250 05/23/34 331,537
600,000 Province of British Columbia Canada 4.000 06/18/35 442,873
500,000 Province of British Columbia Canada 4.300 06/18/42 358,504
500,000 Province of British Columbia Canada 3.200 06/18/44 303,498
700,000 Province of British Columbia Canada , Reg S 3.900 10/10/45 803,921
800,000 Province of British Columbia Canada 2.800 06/18/48 434,565
300,000 Province of British Columbia Canada 2.950 06/18/50 164,643
600,000 Province of British Columbia Canada 2.750 06/18/52 312,499
500,000 Province of British Columbia Canada 4.450 12/18/55 353,598
500,000 Province of British Columbia Canada 4.600 06/18/57 362,707
300,000 Province of Manitoba Canada 3.900 12/02/32 224,409
200,000 Province of Manitoba Canada 3.700 06/02/35 144,112
1,000,000 Province of Manitoba Canada 2.850 09/05/46 554,718
300,000 Province of Manitoba Canada 3.200 03/05/50 171,648
500,000 Province of Manitoba Canada 2.050 09/05/52 219,194
350,000 Province of Manitoba Canada 4.400 09/05/55 243,508
500,000 Province of Manitoba Canada 4.600 09/05/57 360,000
131,000 Province of New Brunswick Canada 4.250 08/14/29 99,776
400,000 Province of New Brunswick Canada 4.800 09/26/39 306,653
900,000 Province of New Brunswick Canada 5.000 08/14/54 686,731
200,000 Province of Nova Scotia Canada 1.100 06/01/28 140,249
200,000 Province of Nova Scotia Canada 3.150 12/01/51 112,083
500,000 Province of Nova Scotia Canada 4.600 12/01/55 358,913
300,000 Province of Nova Scotia Canada 4.750 06/01/74 222,329
850,000 Province of Ontario Canada 3.600 03/08/28 631,632
500,000 Province of Ontario Canada 2.900 06/02/28 365,906
1,125,000 Province of Ontario Canada 2.700 06/02/29 814,924
500,000 Province of Ontario Canada 1.550 11/01/29 346,081
1,300,000 Province of Ontario Canada 2.050 06/02/30 908,497
1,500,000 Province of Ontario Canada 2.950 09/08/30 1,086,413
1,043,000 Province of Ontario Canada 2.250 12/02/31 718,028
2,570,000 Province of Ontario Canada 3.750 06/02/32 1,915,177
650,000 Province of Ontario Canada 5.350 05/08/34 435,753
2,500,000 Province of Ontario Canada 4.150 06/02/34 1,886,504
200,000 Province of Ontario Canada , Reg S 1.018 07/30/35 252,076
1,350,000 Province of Ontario Canada 3.950 12/02/35 990,299
1,000,000 Province of Ontario Canada 3.450 06/02/45 628,371
2,000,000 Province of Ontario Canada 2.900 12/02/46 1,133,817
1,757,000 Province of Ontario Canada 2.650 12/02/50 913,166
850,000 Province of Ontario Canada 1.900 12/02/51 369,697
750,000 Province of Ontario Canada 2.550 12/02/52 376,119
2,300,000 Province of Ontario Canada 3.750 12/02/53 1,458,929
300,000 Province of Ontario Canada 4.150 12/02/54 203,295
590,000 Province of Ontario Canada 4.600 12/02/55 431,205
500,000 Province of Ontario Canada 4.450 12/02/56 356,885
250,000 Province of Quebec Canada 2.750 09/01/28 182,269
1,500,000 Province of Quebec Canada 2.300 09/01/29 1,069,090
800,000 Province of Quebec Canada 1.900 09/01/30 552,807
400,000 Province of Quebec Canada 1.500 09/01/31 264,932
1,088,000 Province of Quebec Canada 3.250 09/01/32 784,185
1,350,000 Province of Quebec Canada 3.600 09/01/33 984,291
300,000 Province of Quebec Canada 5.250 05/02/34 198,114
1,300,000 Province of Quebec Canada 4.450 09/01/34 996,517
150,000 Province of Quebec Canada 5.100 06/04/35 97,173
500,000 Province of Quebec Canada 4.000 09/01/35 367,525
100,000 Province of Quebec Canada 0.918 10/24/35 124,778
1,800,000 Province of Quebec Canada 3.500 12/01/45 1,120,826

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 468,000 Province of Quebec Canada 3.100% 12/01/51 $ 260,899
450,000 Province of Quebec Canada 2.850 12/01/53 234,909
1,496,000 Province of Quebec Canada 4.400 12/01/55 1,040,854
900,000 Province of Quebec Canada 4.200 12/01/57 605,093
300,000 Province of Saskatchewan Canada 3.900 06/02/33 224,367
300,000 Province of Saskatchewan Canada 3.800 06/02/35 218,777
300,000 Province of Saskatchewan Canada 3.300 06/02/48 178,733
500,000 Province of Saskatchewan Canada 3.100 06/02/50 284,001
400,000 Province of Saskatchewan Canada 4.200 12/02/54 272,242
750,000 PSP Capital Inc , Reg S 1.500 03/15/28 532,438
250,000 PSP Capital Inc , Reg S 4.250 10/22/30 337,504
600,000 (a) Queensland Treasury Corp , Reg S 3.250 07/21/28 390,027
300,000 (a) Queensland Treasury Corp , Reg S 3.500 08/21/30 190,944
400,000 (a) Queensland Treasury Corp , Reg S 1.750 08/21/31 227,297
448,000 (a) Queensland Treasury Corp , Reg S 1.500 08/20/32 241,051
390,000 Queensland Treasury Corp 2.000 08/22/33 209,349
450,000 (a) Queensland Treasury Corp , Reg S 1.750 07/20/34 228,347
4,100,000 (a) Queensland Treasury Corp , Reg S 4.500 08/22/35 2,558,607
400,000 (a) Queensland Treasury Corp , Reg S 5.000 03/10/36 258,183
700,000 (a) Queensland Treasury Corp , Reg S 5.250 07/21/36 458,915
500,000 (a) Queensland Treasury Corp , Reg S 5.250 08/13/38 320,544
200,000 (a) Queensland Treasury Corp , Reg S 2.250 11/20/41 83,307
500,000 (a) Queensland Treasury Corp , Reg S 2.250 10/28/50 174,041
200,000 Region of Ile de France , Reg S 3.200 05/25/34 229,562
300,000 Region of Ile de France , Reg S 3.650 05/25/35 354,128
300,000 Region Wallonne Belgium , Reg S 3.125 06/22/32 347,751
200,000 Region Wallonne Belgium , Reg S 3.500 06/22/35 230,855
300,000 Region Wallonne Belgium , Reg S 3.500 03/15/43 316,277
200,000 Region Wallonne Belgium , Reg S 3.900 06/22/54 207,114
39,000 Regional Municipality of York 2.650 04/18/29 28,160
100,000 (a) Republic of Austria Government Bond , Reg S 0.500 04/20/27 115,166
240,000 Republic of Austria Government Bond 6.250 07/15/27 299,330
1,300,000 (a) Republic of Austria Government Bond , Reg S 0.750 02/20/28 1,482,245
1,490,000 (a) Republic of Austria Government Bond , Reg S 0.000 10/20/28 1,643,529
3,970,000 (a) Republic of Austria Government Bond , Reg S 0.500 02/20/29 4,404,855
1,510,000 (a) Republic of Austria Government Bond , Reg S 2.900 05/23/29 1,804,757
1,300,000 (a) Republic of Austria Government Bond , Reg S 2.500 10/20/29 1,528,985
2,010,000 (a) Republic of Austria Government Bond 0.000 02/20/30 2,131,465
1,600,000 (a) Republic of Austria Government Bond , Reg S 3.450 10/20/30 1,950,726
1,010,000 (a) Republic of Austria Government Bond , Reg S 0.000 02/20/31 1,037,010
1,010,000 (a) Republic of Austria Government Bond , Reg S 0.900 02/20/32 1,061,878
1,400,000 (a) Republic of Austria Government Bond , Reg S 2.800 09/20/32 1,641,740
1,175,000 (a) Republic of Austria Government Bond , Reg S 2.900 02/20/33 1,382,218
575,000 (a) Republic of Austria Government Bond , Reg S 2.900 02/20/34 670,342
300,000 (a) Republic of Austria Government Bond , Reg S 2.400 05/23/34 336,565
700,000 (a) Republic of Austria Government Bond , Reg S 2.950 02/20/35 812,487
600,000 (a) Republic of Austria Government Bond , Reg S 0.250 10/20/36 514,143
200,000 (a) Republic of Austria Government Bond , Reg S 4.150 03/15/37 254,377
700,000 Republic of Austria Government Bond , Reg S 3.200 07/15/39 802,267
200,000 (a) Republic of Austria Government Bond , Reg S 0.000 10/20/40 140,463
725,000 (a) Republic of Austria Government Bond , Reg S 3.150 06/20/44 796,741
700,000 (a) Republic of Austria Government Bond , Reg S 1.500 02/20/47 557,063
950,000 (a) Republic of Austria Government Bond , Reg S 1.850 05/23/49 790,623
200,000 (a) Republic of Austria Government Bond , Reg S 0.750 03/20/51 120,366
370,000 (a) Republic of Austria Government Bond , Reg S 3.150 10/20/53 384,490
100,000 (a) Republic of Austria Government Bond , Reg S 3.800 01/26/62 116,289
300,000 (a) Republic of Austria Government Bond , Reg S 0.700 04/20/71 120,406
300,000 (a) Republic of Austria Government Bond , Reg S 1.500 11/02/86 162,239
300,000 (a) Republic of Austria Government Bond , Reg S 2.100 09/20/17 201,509
300,000 (a) Republic of Austria Government Bond , Reg S 0.850 06/30/20 105,475
1,066,000 Republic of Poland Government Bond 2.500 07/25/27 291,439
10,000,000 Republic of Poland Government Bond 0.000 01/25/28 2,575,332

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 2,000,000 Republic of Poland Government Bond 2.750% 04/25/28 $ 543,640
4,500,000 Republic of Poland Government Bond 7.500 07/25/28 1,359,104
4,250,000 Republic of Poland Government Bond 4.750 07/25/29 1,203,278
2,700,000 Republic of Poland Government Bond 2.750 10/25/29 711,289
5,250,000 Republic of Poland Government Bond 5.000 01/25/30 1,493,797
3,750,000 Republic of Poland Government Bond 4.500 07/25/30 1,044,562
1,450,000 Republic of Poland Government Bond 1.250 10/25/30 348,291
3,000,000 Republic of Poland Government Bond 4.500 01/25/31 831,761
3,000,000 Republic of Poland Government Bond 1.750 04/25/32 702,836
1,250,000 Republic of Poland Government Bond 6.000 10/25/33 371,672
6,250,000 Republic of Poland Government Bond 5.000 10/25/34 1,730,539
4,200,000 Republic of Poland Government Bond 5.000 10/25/35 1,153,262
3,500,000 Republic of Poland Government Bond 5.000 04/25/37 955,555
3,135,000 Republic of Poland Government Bond 4.000 04/25/47 731,662
1,200,000 Republic of Poland Government International Bond , Reg S 3.625 01/11/34 1,431,645
650,000 Republic of Poland Government International Bond , Reg S 3.875 07/07/37 760,871
890,000 Romania Government Bond 7.200 05/31/27 207,467
3,000,000 Romania Government Bond 4.150 01/26/28 661,850
2,500,000 Romania Government Bond 6.300 04/26/28 572,831
3,500,000 Romania Government Bond 8.750 10/30/28 850,578
2,000,000 Romania Government Bond 5.000 02/12/29 440,564
5,500,000 Romania Government Bond 6.300 04/25/29 1,253,961
1,000,000 Romania Government Bond 4.850 07/25/29 217,407
1,000,000 Romania Government Bond 8.000 04/29/30 241,478
1,500,000 Romania Government Bond 6.850 07/29/30 347,463
1,000,000 Romania Government Bond 4.150 10/24/30 207,603
3,000,000 Romania Government Bond 7.350 04/28/31 710,979
2,000,000 Romania Government Bond 7.650 07/27/31 480,298
1,500,000 Romania Government Bond 3.650 09/24/31 297,842
1,000,000 Romania Government Bond 6.700 02/25/32 229,592
1,500,000 Romania Government Bond 8.250 09/29/32 372,339
1,500,000 Romania Government Bond 7.500 07/27/33 359,861
1,500,000 Romania Government Bond 7.200 10/30/33 354,195
1,250,000 Romania Government Bond 7.100 07/31/34 293,699
2,000,000 Romania Government Bond 4.750 10/11/34 400,820
2,000,000 Romania Government Bond 6.750 04/25/35 460,075
1,660,000 Romania Government Bond 4.250 04/28/36 312,663
1,500,000 Romania Government Bond 7.900 02/24/38 375,113
1,000,000 Romania Government Bond 7.250 07/30/40 238,826
300,000 Romanian Government International Bond , Reg S 2.125 03/07/28 346,469
300,000 Romanian Government International Bond , Reg S 5.500 09/18/28 372,698
250,000 Romanian Government International Bond , Reg S 2.500 02/08/30 277,803
650,000 Romanian Government International Bond , Reg S 5.250 03/10/30 799,155
285,000 Romanian Government International Bond , Reg S 1.750 07/13/30 302,473
300,000 Romanian Government International Bond , Reg S 5.375 06/07/33 356,191
200,000 Romanian Government International Bond , Reg S 5.625 05/30/37 228,892
400,000 Romanian Government International Bond , Reg S 6.750 07/11/39 488,817
250,000 Romanian Government International Bond , Reg S 2.875 04/13/42 193,765
700,000 Romanian Government International Bond , Reg S 6.500 10/07/45 819,030
300,000 Romanian Government International Bond , Reg S 3.375 01/28/50 225,801
315,000 Saudi Government International Bond , Reg S 3.375 03/05/32 371,340
150,000 Saudi Government International Bond , Reg S 3.750 03/05/37 173,002
700,000 SBAB Bank AB , Reg S 2.750 04/22/31 805,675
100,000 SFIL SA , Reg S 0.050 06/04/29 107,313
700,000 SFIL SA , Reg S 3.000 09/24/30 824,271
300,000 SGSP Australia Assets Pty Ltd , Reg S 3.375 10/08/32 346,695
200,000 Singapore Government Bond 3.500 03/01/27 159,049
2,000,000 Singapore Government Bond 2.625 05/01/28 1,593,147
4,100,000 Singapore Government Bond 2.875 08/01/28 3,291,678
1,000,000 Singapore Government Bond 3.000 04/01/29 810,736
700,000 Singapore Government Bond 2.875 07/01/29 565,624
1,700,000 Singapore Government Bond 2.500 04/01/30 1,359,921

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 1,750,000 Singapore Government Bond 2.875% 09/01/30 $ 1,422,794
1,500,000 Singapore Government Bond 1.625 07/01/31 1,149,184
1,648,000 Singapore Government Bond 2.625 08/01/32 1,331,574
1,500,000 Singapore Government Bond 3.375 09/01/33 1,273,400
500,000 Singapore Government Bond 3.375 05/01/34 426,873
700,000 Singapore Government Bond 2.750 03/01/35 575,119
500,000 Singapore Government Bond 2.250 08/01/36 389,712
2,200,000 Singapore Government Bond 2.375 07/01/39 1,734,551
500,000 Singapore Government Bond 2.250 07/01/40 389,763
1,000,000 Singapore Government Bond 2.750 04/01/42 832,759
1,508,000 Singapore Government Bond 2.750 03/01/46 1,278,177
1,000,000 Singapore Government Bond 1.875 03/01/50 732,367
550,000 Singapore Government Bond 1.875 10/01/51 403,071
1,107,000 Singapore Government Bond , Reg S 3.250 06/01/54 1,025,688
400,000 Singapore Government Bond , Reg S 3.000 08/01/72 364,889
100,000 Slovakia Government Bond , Reg S 1.375 01/21/27 116,397
335,000 Slovakia Government Bond , Reg S 0.125 06/17/27 381,646
1,200,000 Slovakia Government Bond , Reg S 3.000 02/07/28 1,428,539
1,410,000 Slovakia Government Bond , Reg S 1.000 06/12/28 1,599,176
2,050,000 Slovakia Government Bond , Reg S 3.625 01/16/29 2,485,420
1,390,000 Slovakia Government Bond , Reg S 1.000 10/09/30 1,510,785
400,000 Slovakia Government Bond , Reg S 1.625 01/21/31 443,130
800,000 Slovakia Government Bond , Reg S 3.000 11/06/31 941,167
500,000 Slovakia Government Bond , Reg S 1.000 05/14/32 517,347
2,410,000 Slovakia Government Bond , Reg S 4.000 10/19/32 2,973,596
740,000 Slovakia Government Bond , Reg S 3.625 06/08/33 886,564
500,000 Slovakia Government Bond , Reg S 3.750 03/06/34 602,183
1,300,000 Slovakia Government Bond , Reg S 3.750 02/23/35 1,552,485
100,000 Slovakia Government Bond , Reg S 0.375 04/21/36 84,588
1,500,000 Slovakia Government Bond , Reg S 3.750 02/27/40 1,707,907
500,000 Slovakia Government Bond , Reg S 4.000 02/23/43 576,477
800,000 Slovakia Government Bond , Reg S 2.000 10/17/47 633,512
125,000 Slovakia Government Bond 1.000 10/13/51 71,046
650,000 Slovakia Government Bond , Reg S 2.250 06/12/68 436,433
634,000 Slovenia Government Bond , Reg S 1.250 03/22/27 738,220
1,040,000 Slovenia Government Bond , Reg S 1.000 03/06/28 1,194,380
540,000 Slovenia Government Bond , Reg S 1.188 03/14/29 614,472
600,000 Slovenia Government Bond , Reg S 0.275 01/14/30 648,820
540,000 Slovenia Government Bond , Reg S 0.000 02/12/31 556,997
1,400,000 Slovenia Government Bond , Reg S 2.250 03/03/32 1,597,767
600,000 Slovenia Government Bond , Reg S 3.000 03/10/34 702,900
500,000 Slovenia Government Bond , Reg S 1.500 03/25/35 510,715
1,025,000 Slovenia Government Bond 1.750 11/03/40 956,550
540,000 Slovenia Government Bond , Reg S 3.125 08/07/45 577,190
700,000 Slovenia Government Bond , Reg S 3.500 04/14/55 751,729
1,500,000 SNCF Reseau , Reg S 1.125 05/25/30 1,628,489
300,000 Societe Des Grands Projets EPIC , Reg S 1.125 10/22/28 338,803
500,000 Societe Des Grands Projets EPIC , Reg S 3.375 05/25/45 519,443
1,300,000 Societe Des Grands Projets EPIC , Reg S 1.000 02/18/70 497,475
400,000 Societe Nationale SNCF SACA , Reg S 3.375 05/25/33 469,277
300,000 Societe Nationale SNCF SACA , Reg S 3.125 05/25/34 341,247
400,000 South Australian Government Financing Authority , Reg S 4.000 05/24/29 263,189
500,000 South Australian Government Financing Authority , Reg S 4.750 05/24/35 320,484
800,000 South Australian Government Financing Authority , Reg S 4.750 05/24/38 492,860
750,000 South Australian Government Financing Authority , Reg S 2.250 05/24/40 327,104
4,000,000 Spain Government Bond 2.500 05/31/27 4,719,987
2,980,000 (a) Spain Government Bond , Reg S 1.450 10/31/27 3,458,187
2,980,000 Spain Government Bond 0.000 01/31/28 3,346,933
2,510,000 (a) Spain Government Bond , Reg S 1.400 04/30/28 2,895,052
5,410,000 Spain Government Bond 2.400 05/31/28 6,373,362
2,510,000 (a) Spain Government Bond , Reg S 1.400 07/30/28 2,884,675
4,610,000 (a) Spain Government Bond , Reg S 5.150 10/31/28 5,830,041

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 3,045,000 Spain Government Bond 6.000% 01/31/29 $ 3,962,023
3,970,000 (a) Spain Government Bond , Reg S 1.450 04/30/29 4,524,981
2,044,000 Spain Government Bond 3.500 05/31/29 2,483,892
1,940,000 Spain Government Bond 0.800 07/30/29 2,149,931
1,990,000 (a) Spain Government Bond , Reg S 0.600 10/31/29 2,178,843
5,090,000 Spain Government Bond 2.700 01/31/30 6,012,699
1,380,000 (a) Spain Government Bond , Reg S 0.500 04/30/30 1,486,029
850,000 (a) Spain Government Bond , Reg S 1.950 07/30/30 971,432
1,525,000 (a) Spain Government Bond , Reg S 1.250 10/31/30 1,680,319
950,000 (a) Spain Government Bond , Reg S 0.100 04/30/31 973,865
1,880,000 Spain Government Bond 3.100 07/30/31 2,247,325
900,000 (a) Spain Government Bond , Reg S 0.500 10/31/31 929,702
1,130,000 (a) Spain Government Bond , Reg S 0.700 04/30/32 1,164,626
2,165,000 Spain Government Bond 5.750 07/30/32 2,979,983
2,770,000 (a) Spain Government Bond , Reg S 2.550 10/31/32 3,181,664
380,000 Spain Government Bond 3.000 01/31/33 447,235
300,000 (a) Spain Government Bond , Reg S 3.150 04/30/33 356,069
880,000 (a) Spain Government Bond , Reg S 2.350 07/30/33 988,154
230,000 (a) Spain Government Bond , Reg S 3.550 10/31/33 279,288
880,000 (a) Spain Government Bond , Reg S 3.250 04/30/34 1,042,463
130,000 (a) Spain Government Bond , Reg S 3.450 10/31/34 155,790
680,000 (a) Spain Government Bond , Reg S 3.150 04/30/35 793,250
1,440,000 (a) Spain Government Bond , Reg S 1.850 07/30/35 1,500,241
3,800,000 (a) Spain Government Bond , Reg S 3.200 10/31/35 4,433,735
330,000 (a) Spain Government Bond , Reg S 4.200 01/31/37 415,756
420,000 (a) Spain Government Bond , Reg S 0.850 07/30/37 371,181
1,335,000 (a) Spain Government Bond , Reg S 3.900 07/30/39 1,616,083
2,200,000 (a) Spain Government Bond , Reg S 4.900 07/30/40 2,942,558
430,000 (a) Spain Government Bond , Reg S 1.200 10/31/40 363,097
440,000 (a) Spain Government Bond , Reg S 3.500 01/31/41 502,804
1,825,000 (a) Spain Government Bond , Reg S 4.700 07/30/41 2,392,481
630,000 (a) Spain Government Bond , Reg S 1.000 07/30/42 490,054
600,000 (a) Spain Government Bond , Reg S 3.450 07/30/43 671,042
2,200,000 (a) Spain Government Bond , Reg S 5.150 10/31/44 3,041,749
1,750,000 (a) Spain Government Bond , Reg S 2.900 10/31/46 1,770,855
1,230,000 (a) Spain Government Bond , Reg S 2.700 10/31/48 1,179,451
1,325,000 (a) Spain Government Bond , Reg S 1.000 10/31/50 829,750
500,000 (a) Spain Government Bond , Reg S 1.900 10/31/52 383,342
1,850,000 (a) Spain Government Bond , Reg S 4.000 10/31/54 2,128,243
3,810,000 (a) Spain Government Bond , Reg S 3.450 07/30/66 3,820,377
1,540,000 (a) Spain Government Bond , Reg S 1.450 10/31/71 813,866
100,000 Spain Government International Bond 5.250 04/06/29 138,512
100,000 State of Brandenburg , Reg S 0.250 10/19/26 115,739
500,000 State of Bremen 2.500 11/20/29 585,307
500,000 State of Bremen 2.750 01/28/33 578,388
150,000 State of Hesse 2.500 08/28/30 174,841
300,000 State of Hesse , Reg S 2.750 01/12/32 350,307
400,000 State of Hesse 2.875 01/10/33 466,918
500,000 State of Hesse , Reg S 3.125 03/12/35 586,317
650,000 State of Hesse 2.900 06/18/35 746,438
100,000 State of Hesse , Reg S 0.750 08/04/36 90,426
300,000 State of Lower Saxony , Reg S 0.000 02/11/27 344,002
100,000 State of North Rhine-Westphalia Germany , Reg S 3.000 01/27/28 119,133
500,000 State of North Rhine-Westphalia Germany , Reg S 3.000 06/06/29 596,330
700,000 State of North Rhine-Westphalia Germany , Reg S 0.200 04/09/30 742,068
500,000 State of North Rhine-Westphalia Germany , Reg S 2.350 07/10/30 579,515
300,000 State of North Rhine-Westphalia Germany , Reg S 2.750 01/15/32 350,281
1,000,000 State of North Rhine-Westphalia Germany , Reg S 2.750 10/08/32 1,161,446
100,000 State of North Rhine-Westphalia Germany , Reg S 1.100 03/13/34 100,793
350,000 State of North Rhine-Westphalia Germany , Reg S 2.700 09/05/34 398,375
760,000 State of North Rhine-Westphalia Germany , Reg S 0.000 10/12/35 654,133
100,000 State of North Rhine-Westphalia Germany , Reg S 1.650 02/22/38 97,038

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 380,000 State of North Rhine-Westphalia Germany , Reg S 0.600% 06/04/41 $ 289,811
300,000 State of North Rhine-Westphalia Germany , Reg S 0.200 01/27/51 146,389
200,000 State of North Rhine-Westphalia Germany , Reg S 3.000 03/20/54 198,469
400,000 State of North Rhine-Westphalia Germany , Reg S 3.400 03/07/73 408,184
800,000 State of North Rhine-Westphalia Germany , Reg S 2.150 03/21/19 516,086
200,000 State of Rhineland-Palatinate , Reg S 0.375 01/26/27 230,399
300,000 State of Rhineland-Palatinate , Reg S 0.050 01/23/30 317,847
300,000 State of Rhineland-Palatinate 3.000 05/02/34 350,403
400,000 State of Saxony-Anhalt 0.350 02/09/32 403,412
200,000 State of Saxony-Anhalt 2.750 01/23/34 229,332
500,000 State of Schleswig-Holstein Germany , Reg S 2.875 08/20/35 571,839
410,000 State of the Grand-Duchy of Luxembourg , Reg S 0.625 02/01/27 474,311
2,010,000 State of the Grand-Duchy of Luxembourg , Reg S 1.375 05/25/29 2,279,492
1,000,000 State of the Grand-Duchy of Luxembourg , Reg S 0.000 04/28/30 1,050,253
1,840,000 State of the Grand-Duchy of Luxembourg , Reg S 0.000 03/24/31 1,876,631
700,000 State of the Grand-Duchy of Luxembourg , Reg S 3.000 03/02/33 825,716
700,000 State of the Grand-Duchy of Luxembourg , Reg S 2.900 09/17/35 806,969
840,000 State of the Grand-Duchy of Luxembourg , Reg S 3.250 03/02/43 914,915
200,000 States of Guernsey Bond , Reg S 3.375 12/12/46 196,578
2,000,000 Statkraft AS , Reg S 4.500 06/14/34 193,352
400,000 Svensk Exportkredit AB 4.200 04/01/31 258,537
8,000,000 Sweden Government Bond , Reg S 0.750 05/12/28 841,154
14,000,000 Sweden Government Bond , Reg S 0.750 11/12/29 1,434,564
9,000,000 Sweden Government Bond , Reg S 0.125 05/12/31 865,274
6,000,000 Sweden Government Bond , Reg S 2.250 06/01/32 641,049
20,000,000 Sweden Government Bond , Reg S 1.750 11/11/33 2,036,317
2,000,000 Sweden Government Bond , Reg S 2.250 05/11/35 208,061
2,000,000 Sweden Government Bond , Reg S 2.500 10/15/36 210,270
12,000,000 Sweden Government Bond , Reg S 3.500 03/30/39 1,382,627
2,000,000 Sweden Government Bond , Reg S 0.500 11/24/45 136,411
3,000,000 Sweden Government Bond , Reg S 1.375 06/23/71 181,189
500,000 Sweden Government International Bond , Reg S 2.000 06/26/28 582,920
4,200,000 Swiss Confederation Government Bond , Reg S 4.000 04/08/28 5,784,470
3,700,000 Swiss Confederation Government Bond , Reg S 3.500 04/08/33 5,770,786
23,000 Swiss Confederation Government Bond , Reg S 0.000 06/26/34 28,396
1,600,000 Swiss Confederation Government Bond , Reg S 0.250 06/23/35 2,011,644
1,000,000 Swiss Confederation Government Bond , Reg S 2.500 03/08/36 1,537,556
60,000 Swiss Confederation Government Bond , Reg S 1.250 06/27/37 83,050
200,000 Swiss Confederation Government Bond , Reg S 1.500 10/26/38 285,146
500,000 Swiss Confederation Government Bond , Reg S 0.500 05/28/40 633,074
800,000 Swiss Confederation Government Bond , Reg S 1.250 06/28/43 1,135,357
500,000 Swiss Confederation Government Bond , Reg S 0.875 05/22/47 676,037
300,000 Swiss Confederation Government Bond , Reg S 2.000 06/25/64 600,629
200,000 Swisscom AG 1.800 08/23/34 265,593
250,000 Swisscom AG 2.000 11/23/39 333,906
550,000 Tasmanian Public Finance Corp , Reg S 2.500 01/21/33 309,654
250,000 Tasmanian Public Finance Corp 4.000 01/20/34 152,530
500,000 Tennet Netherlands BV , Reg S 1.750 06/04/27 582,681
20,000,000 Thailand Government Bond 1.000 06/17/27 633,694
21,037,000 Thailand Government Bond 2.400 11/17/27 683,913
40,000,000 Thailand Government Bond 2.050 04/17/28 1,295,963
23,000,000 Thailand Government Bond 2.650 06/17/28 755,959
25,000,000 Thailand Government Bond 2.875 12/17/28 832,889
33,000,000 Thailand Government Bond 2.400 03/17/29 1,087,696
20,000,000 Thailand Government Bond 4.875 06/22/29 714,363
18,000,000 Thailand Government Bond 2.500 11/17/29 598,987
15,000,000 Thailand Government Bond 1.600 12/17/29 483,001
19,000,000 Thailand Government Bond 1.660 03/17/30 613,556
10,000,000 Thailand Government Bond 3.650 06/20/31 356,389
30,000,000 Thailand Government Bond 2.000 12/17/31 988,875
18,000,000 Thailand Government Bond 3.775 06/25/32 656,474
15,000,000 Thailand Government Bond 3.350 06/17/33 541,368

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 20,000,000 Thailand Government Bond 2.800% 06/17/34 $ 696,100
20,000,000 Thailand Government Bond 2.410 03/17/35 678,666
10,000,000 Thailand Government Bond 1.585 12/17/35 316,544
33,000,000 Thailand Government Bond 3.390 06/17/37 1,217,786
18,000,000 Thailand Government Bond , Reg S 4.260 12/12/37 700,406
13,000,000 Thailand Government Bond 3.300 06/17/38 475,474
10,000,000 Thailand Government Bond 2.700 06/17/40 346,842
23,000,000 Thailand Government Bond 3.450 06/17/43 851,290
31,500,000 Thailand Government Bond 2.980 06/17/45 1,110,969
18,000,000 Thailand Government Bond 2.875 06/17/46 619,416
10,000,000 Thailand Government Bond 3.150 06/17/50 356,159
20,000,000 Thailand Government Bond 4.000 06/17/55 837,207
2,837,000 Thailand Government Bond 2.500 06/17/71 88,866
32,000,000 Thailand Government Bond 4.000 06/17/72 1,447,342
600,000 Transport for London , Reg S 3.625 05/15/45 614,475
100,000 Treasury Corp of Victoria 1.250 11/19/27 63,141
1,400,000 Treasury Corp of Victoria , Reg S 3.000 10/20/28 899,923
1,050,000 Treasury Corp of Victoria 2.500 10/22/29 650,793
200,000 Treasury Corp of Victoria 1.500 11/20/30 115,007
1,300,000 Treasury Corp of Victoria 1.500 09/10/31 725,130
200,000 Treasury Corp of Victoria 4.250 12/20/32 127,674
1,318,000 Treasury Corp of Victoria , Reg S 2.250 09/15/33 718,594
1,000,000 Treasury Corp of Victoria 2.250 11/20/34 523,410
300,000 Treasury Corp of Victoria 2.000 09/17/35 148,805
350,000 Treasury Corp of Victoria 4.750 09/15/36 219,673
750,000 Treasury Corp of Victoria 2.000 11/20/37 342,499
700,000 Treasury Corp of Victoria 5.250 09/15/38 449,275
1,300,000 Treasury Corp of Victoria 5.500 09/15/39 844,763
300,000 Treasury Corp of Victoria , Reg S 3.625 09/29/40 345,600
1,200,000 Treasury Corp of Victoria 2.250 11/20/41 497,552
500,000 Treasury Corp of Victoria 2.400 08/18/50 176,992
300,000 UNEDIC ASSEO , Reg S 3.125 04/25/33 349,281
1,200,000 UNEDIC ASSEO , Reg S 3.375 11/25/33 1,412,879
500,000 UNEDIC ASSEO , Reg S 3.125 11/25/34 571,847
600,000 UNEDIC ASSEO , Reg S 3.250 05/25/35 689,193
1,000,000 United Kingdom Gilt , Reg S 1.250 07/22/27 1,296,272
450,000 United Kingdom Gilt , Reg S 4.250 12/07/27 612,180
2,685,000 United Kingdom Gilt , Reg S 0.125 01/31/28 3,368,607
8,000,000 United Kingdom Gilt , Reg S 4.375 03/07/28 10,896,590
8,225,000 United Kingdom Gilt , Reg S 4.500 06/07/28 11,252,354
1,748,000 United Kingdom Gilt , Reg S 1.625 10/22/28 2,224,058
850,000 United Kingdom Gilt , Reg S 6.000 12/07/28 1,213,673
550,000 United Kingdom Gilt , Reg S 0.500 01/31/29 671,302
3,000,000 United Kingdom Gilt , Reg S 4.000 05/22/29 4,052,108
1,550,000 United Kingdom Gilt , Reg S 4.125 07/22/29 2,103,348
450,000 United Kingdom Gilt , Reg S 0.875 10/22/29 544,087
4,450,000 United Kingdom Gilt , Reg S 4.375 03/07/30 6,086,780
1,900,000 United Kingdom Gilt , Reg S 0.375 10/22/30 2,169,946
850,000 United Kingdom Gilt , Reg S 4.750 12/07/30 1,187,212
4,000,000 United Kingdom Gilt , Reg S 4.125 03/07/31 5,397,657
750,000 United Kingdom Gilt , Reg S 0.250 07/31/31 824,768
2,950,000 United Kingdom Gilt , Reg S 4.000 10/22/31 3,949,850
2,850,000 United Kingdom Gilt , Reg S 1.000 01/31/32 3,201,662
3,400,000 United Kingdom Gilt , Reg S 4.250 06/07/32 4,615,713
3,200,000 United Kingdom Gilt , Reg S 3.250 01/31/33 4,042,979
500,000 United Kingdom Gilt , Reg S 0.875 07/31/33 525,860
1,350,000 United Kingdom Gilt , Reg S 4.625 01/31/34 1,847,652
1,900,000 United Kingdom Gilt , Reg S 4.250 07/31/34 2,524,861
500,000 United Kingdom Gilt , Reg S 4.500 09/07/34 677,036
1,900,000 United Kingdom Gilt , Reg S 4.500 03/07/35 2,559,862
1,900,000 United Kingdom Gilt , Reg S 0.625 07/31/35 1,797,133
4,380,000 United Kingdom Gilt , Reg S 4.750 10/22/35 5,984,341

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 500,000 United Kingdom Gilt , Reg S 4.250% 03/07/36 $ 654,724
850,000 United Kingdom Gilt , Reg S 1.750 09/07/37 844,753
1,000,000 United Kingdom Gilt , Reg S 3.750 01/29/38 1,222,032
600,000 United Kingdom Gilt , Reg S 1.125 01/31/39 522,995
1,500,000 United Kingdom Gilt , Reg S 4.250 09/07/39 1,899,819
650,000 United Kingdom Gilt , Reg S 4.375 01/31/40 829,198
8,450,000 United Kingdom Gilt , Reg S 4.250 12/07/40 10,568,245
1,314,000 United Kingdom Gilt , Reg S 1.250 10/22/41 1,057,197
675,000 United Kingdom Gilt , Reg S 4.500 12/07/42 854,922
655,000 United Kingdom Gilt , Reg S 4.750 10/22/43 846,655
1,633,000 United Kingdom Gilt , Reg S 3.250 01/22/44 1,720,863
450,000 United Kingdom Gilt , Reg S 3.500 01/22/45 487,241
275,000 United Kingdom Gilt , Reg S 0.875 01/31/46 174,319
900,000 United Kingdom Gilt , Reg S 4.250 12/07/46 1,074,049
100,000 United Kingdom Gilt , Reg S 1.500 07/22/47 71,056
300,000 United Kingdom Gilt , Reg S 1.750 01/22/49 219,194
600,000 United Kingdom Gilt , Reg S 4.250 12/07/49 706,416
1,500,000 United Kingdom Gilt , Reg S 0.625 10/22/50 744,038
1,250,000 United Kingdom Gilt , Reg S 1.250 07/31/51 745,820
325,000 United Kingdom Gilt , Reg S 3.750 07/22/52 346,798
500,000 United Kingdom Gilt , Reg S 1.500 07/31/53 309,247
433,000 United Kingdom Gilt , Reg S 3.750 10/22/53 457,281
390,000 United Kingdom Gilt , Reg S 4.375 07/31/54 459,870
750,000 United Kingdom Gilt , Reg S 1.625 10/22/54 473,452
1,142,000 United Kingdom Gilt , Reg S 4.250 12/07/55 1,319,342
324,000 United Kingdom Gilt , Reg S 5.375 01/31/56 448,343
1,342,000 United Kingdom Gilt , Reg S 1.750 07/22/57 848,963
337,000 United Kingdom Gilt , Reg S 4.000 01/22/60 369,754
1,775,000 United Kingdom Gilt , Reg S 0.500 10/22/61 623,770
750,000 United Kingdom Gilt , Reg S 4.000 10/22/63 812,602
1,630,000 United Kingdom Gilt , Reg S 2.500 07/22/65 1,224,130
450,000 United Kingdom Gilt , Reg S 3.500 07/22/68 438,083
1,150,000 United Kingdom Gilt , Reg S 1.625 10/22/71 633,870
1,500,000 United Kingdom Gilt , Reg S 1.125 10/22/73 648,292
300,000 Western Australian Treasury Corp 1.500 10/22/30 173,928
300,000 Western Australian Treasury Corp 4.250 07/20/33 191,734
1,500,000 Western Australian Treasury Corp , Reg S 2.000 10/24/34 780,063
300,000 Western Australian Treasury Corp , Reg S 4.750 10/24/35 193,197
700,000 Western Australian Treasury Corp , Reg S 5.000 10/21/37 448,538
500,000 Wirtschafts- und Infrastrukturbank Hessen 2.625 02/13/35 560,275
400,000 Zuercher Kantonalbank , Reg S 2.750 04/19/28 518,820
TOTAL SOVEREIGN DEBT 1,989,391,075
TOTAL GOVERNMENT RELATED
(Cost $1,986,057,888) 1,989,391,075
TOTAL LONG-TERM INVESTMENTS
(Cost $2,491,854,891) 2,499,191,096
OTHER ASSETS & LIABILITIES, NET - 1.4% 36,742,392
NET ASSETS - 100% $ 2,535,933,488
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $399,621,826 or 16.0% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.

See Notes to Financial Statements
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased
Notional Amount
(Local Currency)
Currency
Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 146,909,126 USD 20,990,979 Anz Banking Group Ltd 1/05/26 56,324
EUR 5,284,248 USD 6,224,139 Anz Banking Group Ltd 2/03/26 (9,216)
NZD 25,431,266 USD 14,754,498 Anz Banking Group Ltd 1/05/26 (130,255)
USD 7,496,200 AUD 11,280,482 Anz Banking Group Ltd 1/05/26 (26,178)
USD 24,071,178 GBP 18,023,502 Anz Banking Group Ltd 1/05/26 (171,228)
USD 18,849,464 GBP 14,085,683 Anz Banking Group Ltd 1/05/26 (96,402)
USD 21,026,995 CNY 146,909,126 Anz Banking Group Ltd 2/03/26 (59,297)
USD 14,771,046 NZD 25,431,266 Anz Banking Group Ltd 2/03/26 128,000
MXN 465,819,628 USD 25,939,971 Barclays Capital 1/05/26 (31,596)
NOK 39,180,499 USD 3,900,000 Barclays Capital 1/05/26 (15,685)
USD 72,696,651 EUR 62,448,953 Barclays Capital 1/05/26 (646,727)
USD 7,783,244 ILS 25,381,588 Barclays Capital 1/05/26 (180,606)
USD 12,793,617 MXN 234,653,022 Barclays Capital 1/05/26 (257,525)
USD 9,293,963 PLN 33,825,007 Barclays Capital 1/05/26 (114,417)
USD 11,911,129 SEK 112,233,953 Barclays Capital 1/05/26 (263,336)
USD 10,838,123 SGD 14,004,492 Barclays Capital 1/05/26 (51,839)
USD 115,257,056 EUR 98,819,389 Barclays Capital 1/05/26 (801,701)
USD 22,342,198 GBP 16,748,238 Barclays Capital 1/05/26 (184,922)
USD 3,147,746 IDR 52,570,825,000 Barclays Capital 1/09/26 (4,768)
USD 3,299,504 MYR 13,561,949 Barclays Capital 1/09/26 (42,909)
USD 117,775,484 EUR 101,163,306 Barclays Capital 1/05/26 (1,036,094)
USD 46,810,861 JPY 7,324,352,615 Barclays Capital 1/05/26 83,038
USD 3,141,488 MYR 12,923,451 Barclays Capital 1/09/26 (43,564)
USD 115,592,266 EUR 98,376,815 Barclays Capital 1/05/26 53,292
USD 2,988,264 MYR 12,217,817 Barclays Capital 1/09/26 (22,880)
USD 1,517,040 SEK 14,071,492 Barclays Capital 1/05/26 (9,351)
USD 7,060,205 AUD 10,672,438 Barclays Capital 1/05/26 (56,699)
USD 121,660,560 EUR 103,444,237 Barclays Capital 1/05/26 170,136
USD 926,070 RON 4,015,948 Barclays Capital 1/05/26 203
USD 7,895,592 AUD 11,939,553 Barclays Capital 1/05/26 (66,286)
USD 122,592,293 EUR 104,591,366 Barclays Capital 1/05/26 (245,381)
USD 1,265,545 ILS 4,056,800 Barclays Capital 1/05/26 (7,336)
USD 2,509,562 MYR 10,230,228 Barclays Capital 1/09/26 (11,731)
USD 983,116 RON 4,275,016 Barclays Capital 1/05/26 (2,478)
USD 25,871,850 MXN 465,819,628 Barclays Capital 2/03/26 38,331
USD 3,899,880 NOK 39,180,499 Barclays Capital 2/03/26 15,105
DKK 116,547,547 USD 18,388,698 Citigroup 1/05/26 (62,459)
ILS 51,180,725 USD 16,029,236 Citigroup 1/05/26 29,477
RON 44,140,149 USD 10,210,033 Citigroup 1/05/26 (33,630)
SGD 27,721,990 USD 21,582,653 Citigroup 1/05/26 (25,896)
THB 455,992,833 USD 14,406,446 Citigroup 1/05/26 67,220
USD 20,824,418 CNY 146,909,126 Citigroup 1/05/26 (222,886)
USD 14,684,923 IDR 244,145,656,112 Citigroup 1/09/26 44,240
USD 28,408,915 KRW 41,589,799,194 Citigroup 1/09/26 (466,009)
USD 2,202,531 NOK 22,301,880 Citigroup 1/05/26 (8,454)
USD 9,084,683 PEN 30,639,909 Citigroup 1/09/26 (25,843)
USD 5,272,271 RON 23,140,027 Citigroup 1/05/26 (62,606)
USD 8,333,225 AUD 12,548,805 Citigroup 1/05/26 (34,933)
USD 8,976,378 KRW 13,209,100,000 Citigroup 1/09/26 (194,422)
USD 2,446,443 MXN 44,569,530 Citigroup 1/05/26 (32,465)
USD 2,650,193 PEN 8,942,811 Citigroup 1/09/26 (8,879)
USD 945,997 RON 4,142,024 Citigroup 1/05/26 (8,936)
USD 1,769,037 SEK 16,609,069 Citigroup 1/05/26 (32,615)
USD 7,669,651 AUD 11,545,757 Citigroup 1/05/26 (29,625)
USD 895,411 CZK 18,675,608 Citigroup 1/05/26 (11,985)
USD 762,411 HUF 251,887,723 Citigroup 1/05/26 (8,099)
USD 6,587,200 KRW 9,670,800,000 Citigroup 1/09/26 (127,033)
USD 1,340,436 NZD 2,314,306 Citigroup 1/05/26 9,595
USD 1,010,505 RON 4,427,239 Citigroup 1/05/26 (10,184)
USD 2,580,110 PEN 8,712,774 Citigroup 1/09/26 (10,562)
USD 1,842,344 ILS 5,942,690 Citigroup 1/05/26 (22,264)
USD 6,520,553 KRW 9,585,800,000 Citigroup 1/09/26 (134,666)
USD 179,065 NOK 1,815,849 Citigroup 1/05/26 (956)
USD 1,449,871 NZD 2,498,657 Citigroup 1/05/26 13,019
USD 1,825,141 PEN 6,155,105 Citigroup 1/09/26 (5,029)

Portfolio of Investments December 31, 2025
(continued)
NXUS

See Notes to Financial Statements
USD 953,618 RON 4,139,895 Citigroup 1/05/26 (825)
USD 787,049 CLP 720,968,809 Citigroup 1/09/26 (12,793)
USD 6,476,068 KRW 9,551,100,000 Citigroup 1/09/26 (155,060)
USD 3,069,122 CHF 2,438,995 Citigroup 1/05/26 (9,446)
USD 1,406,841 DKK 8,966,993 Citigroup 1/05/26 (3,153)
USD 196,265 NOK 1,991,581 Citigroup 1/05/26 (1,178)
USD 1,734,074 NZD 3,012,997 Citigroup 1/05/26 1,451
USD 1,944,370 SEK 18,034,936 Citigroup 1/05/26 (11,952)
USD 5,910,382 KRW 8,729,634,000 Citigroup 1/09/26 (150,420)
USD 18,419,640 DKK 116,547,547 Citigroup 2/03/26 60,797
USD 16,028,051 ILS 51,180,725 Citigroup 2/03/26 (30,662)
USD 10,193,291 RON 44,140,149 Citigroup 2/03/26 33,072
USD 21,623,983 SGD 27,721,990 Citigroup 2/03/26 24,002
USD 14,407,630 THB 455,992,833 Citigroup 2/03/26 (92,732)
USD 2,135,376 THB 67,395,699 Citigroup 1/05/26 (3,830)
USD 1,448,867 THB 45,539,336 Citigroup 1/05/26 3,403
USD 1,537,509 THB 48,929,677 Citigroup 1/05/26 (15,568)
USD 9,210,096 THB 294,128,121 Citigroup 1/05/26 (125,823)
AUD 121,871,137 USD 81,521,115 Morgan Stanley 1/05/26 (251,476)
CAD 201,344,129 USD 147,066,061 Morgan Stanley 1/05/26 (179,955)
CZK 222,152,873 USD 10,771,153 Morgan Stanley 1/05/26 22,634
EUR 1,879,191 USD 2,195,046 Morgan Stanley 1/05/26 11,977
EUR 87,594,810 USD 103,239,996 Morgan Stanley 1/05/26 (363,983)
EUR 1,000,000,000 USD 1,178,100,000 Morgan Stanley 1/05/26 (3,646,708)
GBP 160,668,928 USD 216,811,472 Morgan Stanley 1/05/26 (704,664)
THB 177,048,736 USD 5,592,719 Morgan Stanley 1/05/26 26,984
USD 74,860,448 CAD 104,482,285 Morgan Stanley 1/05/26 (1,362,266)
USD 20,540,183 CHF 16,426,933 Morgan Stanley 1/05/26 (194,349)
USD 4,050,663 CLP 3,761,445,694 Morgan Stanley 1/09/26 (122,285)
USD 5,895,957 CZK 122,378,478 Morgan Stanley 1/05/26 (50,072)
USD 9,235,719 DKK 59,219,251 Morgan Stanley 1/05/26 (76,070)
USD 582,236,000 EUR 500,000,000 Morgan Stanley 1/05/26 (4,990,646)
USD 110,920,873 GBP 83,844,873 Morgan Stanley 1/05/26 (1,854,186)
USD 4,730,204 HUF 1,553,414,951 Morgan Stanley 1/05/26 (21,601)
USD 13,662,595 MYR 56,334,976 Morgan Stanley 1/09/26 (221,452)
USD 4,235,520 CHF 3,395,537 Morgan Stanley 1/05/26 (50,422)
USD 864,083 CLP 795,302,424 Morgan Stanley 1/09/26 (18,225)
USD 1,096,951 CZK 22,767,124 Morgan Stanley 1/05/26 (9,240)
USD 1,719,104 DKK 11,005,396 Morgan Stanley 1/05/26 (11,413)
USD 805,644 HUF 264,261,023 Morgan Stanley 1/05/26 (2,715)
USD 544,290 NOK 5,496,694 Morgan Stanley 1/05/26 (647)
USD 1,587,042 NZD 2,743,503 Morgan Stanley 1/05/26 9,392
USD 381,292 PLN 1,385,174 Morgan Stanley 1/05/26 (3,992)
USD 2,513,142 SGD 3,248,281 Morgan Stanley 1/05/26 (12,738)
USD 3,943,801 CHF 3,171,978 Morgan Stanley 1/05/26 (59,958)
USD 1,932,739 DKK 12,390,590 Morgan Stanley 1/05/26 (15,589)
USD 9,486,410 EUR 8,143,741 Morgan Stanley 1/05/26 (78,034)
USD 3,383,316 IDR 56,470,250,000 Morgan Stanley 1/09/26 (3,036)
USD 1,407,129 ILS 4,537,328 Morgan Stanley 1/05/26 (16,525)
USD 1,887,069 MXN 34,413,039 Morgan Stanley 1/05/26 (26,946)
USD 1,712,129 PLN 6,225,660 Morgan Stanley 1/05/26 (19,530)
USD 2,309,950 SEK 21,574,684 Morgan Stanley 1/05/26 (30,342)
USD 2,076,155 SGD 2,687,834 Morgan Stanley 1/05/26 (13,918)
USD 15,466,004 CAD 21,294,246 Morgan Stanley 1/05/26 (68,736)
USD 4,031,334 CHF 3,200,140 Morgan Stanley 1/05/26 (7,972)
USD 995,424 CLP 905,886,051 Morgan Stanley 1/09/26 (9,566)
USD 966,813 CZK 19,985,555 Morgan Stanley 1/05/26 (4,229)
USD 1,943,517 DKK 12,349,990 Morgan Stanley 1/05/26 1,573
USD 2,426,415 EUR 2,064,015 Morgan Stanley 1/05/26 2,326
USD 910,718 HUF 299,344,778 Morgan Stanley 1/05/26 (4,960)
USD 2,865,343 IDR 47,736,620,000 Morgan Stanley 1/09/26 2,721
USD 2,740,182 MXN 49,595,562 Morgan Stanley 1/05/26 (18,269)
USD 1,774,855 PLN 6,394,208 Morgan Stanley 1/05/26 (3,686)
USD 1,872,305 SGD 2,414,816 Morgan Stanley 1/05/26 (5,468)
USD 869,365 CZK 18,030,475 Morgan Stanley 1/05/26 (6,686)
USD 1,986,204 DKK 12,615,327 Morgan Stanley 1/05/26 2,537
USD 12,235,340 EUR 10,422,178 Morgan Stanley 1/05/26 (5,021)
USD 754,412 HUF 249,674,285 Morgan Stanley 1/05/26 (9,327)
USD 1,677,560 ILS 5,418,112 Morgan Stanley 1/05/26 (22,453)
USD 3,266,534 MXN 58,946,250 Morgan Stanley 1/05/26 (11,991)
USD 2,965,079 MYR 12,097,524 Morgan Stanley 1/09/26 (16,418)

See Notes to Financial Statements
USD 362,907 NOK 3,703,945 Morgan Stanley 1/05/26 (4,298)
USD 1,379,311 NZD 2,383,827 Morgan Stanley 1/05/26 8,492
USD 2,552,784 PEN 8,608,423 Morgan Stanley 1/09/26 (6,860)
USD 1,606,420 PLN 5,762,226 Morgan Stanley 1/05/26 3,664
USD 2,840,844 SEK 26,356,948 Morgan Stanley 1/05/26 (18,199)
USD 2,208,602 SGD 2,847,105 Morgan Stanley 1/05/26 (5,321)
USD 573,164 CLP 521,052,007 Morgan Stanley 1/09/26 (4,891)
USD 5,938,798 IDR 99,484,364,200 Morgan Stanley 1/09/26 (26,981)
USD 1,620,728 PEN 5,463,328 Morgan Stanley 1/09/26 (3,748)
USD 1,691,489 PLN 6,077,387 Morgan Stanley 1/05/26 1,072
USD 1,950,987 SGD 2,519,462 Morgan Stanley 1/05/26 (8,159)
USD 81,527,793 AUD 121,871,137 Morgan Stanley 2/03/26 243,484
USD 147,256,344 CAD 201,344,129 Morgan Stanley 2/03/26 171,179
USD 10,775,615 CZK 222,152,873 Morgan Stanley 2/03/26 (23,372)
USD 103,382,110 EUR 87,594,810 Morgan Stanley 2/03/26 359,888
USD 1,179,726,500 EUR 1,000,000,000 Morgan Stanley 2/03/26 3,604,054
USD 216,801,896 GBP 160,668,928 Morgan Stanley 2/03/26 703,518
USD 5,592,844 THB 177,048,736 Morgan Stanley 2/03/26 (37,225)
USD 1,561,578 THB 49,872,435 Morgan Stanley 1/05/26 (21,423)
USD 1,347,690 THB 42,411,660 Morgan Stanley 1/05/26 1,501
USD 1,546,569 THB 49,381,963 Morgan Stanley 1/05/26 (20,864)
USD 1,112,708 THB 35,382,678 Morgan Stanley 1/05/26 (10,373)
CHF 32,922,855 USD 41,757,513 Toronto Dominion 1/05/26 (201,369)
HUF 2,880,027,702 USD 8,766,146 Toronto Dominion 1/05/26 43,690
JPY 65,379,171,777 USD 418,936,126 Toronto Dominion 1/05/26 (1,830,816)
PLN 60,539,702 USD 16,865,522 Toronto Dominion 1/05/26 (26,486)
SEK 208,881,082 USD 22,736,067 Toronto Dominion 1/05/26 (77,903)
USD 41,865,539 AUD 63,884,102 Toronto Dominion 1/05/26 (735,507)
USD 210,281,314 JPY 32,546,025,447 Toronto Dominion 1/05/26 2,644,545
USD 7,168,977 NZD 12,477,976 Toronto Dominion 1/05/26 (6,480)
USD 13,889,183 CAD 19,219,254 Toronto Dominion 1/05/26 (131,794)
USD 1,806,426 ILS 5,844,207 Toronto Dominion 1/05/26 (27,281)
USD 40,960,405 JPY 6,342,419,767 Toronto Dominion 1/05/26 497,107
USD 239,533 PLN 870,040 Toronto Dominion 1/05/26 (2,468)
USD 12,056,031 CAD 16,666,739 Toronto Dominion 1/05/26 (102,816)
USD 798,025 CLP 740,566,932 Toronto Dominion 1/09/26 (23,560)
USD 17,346,350 GBP 13,048,844 Toronto Dominion 1/05/26 (204,921)
USD 381,698 NOK 3,870,550 Toronto Dominion 1/05/26 (2,024)
USD 41,799,212 JPY 6,498,811,963 Toronto Dominion 1/05/26 338,164
USD 14,430,417 CAD 19,856,485 Toronto Dominion 1/05/26 (55,437)
USD 5,413,724 CHF 4,289,272 Toronto Dominion 1/05/26 (314)
USD 3,809,856 IDR 63,630,240,000 Toronto Dominion 1/09/26 (5,858)
USD 37,984,412 JPY 5,894,743,913 Toronto Dominion 1/05/26 377,191
USD 14,391,276 CAD 19,825,120 Toronto Dominion 1/05/26 (71,697)
USD 979,398 CZK 20,315,633 Toronto Dominion 1/05/26 (7,682)
USD 19,930,732 GBP 14,917,788 Toronto Dominion 1/05/26 (134,352)
USD 790,675 HUF 261,444,942 Toronto Dominion 1/05/26 (9,070)
USD 43,059,596 JPY 6,772,818,072 Toronto Dominion 1/05/26 (149,553)
USD 2,419,348 MXN 43,642,225 Toronto Dominion 1/05/26 (7,985)
USD 41,887,245 CHF 32,922,855 Toronto Dominion 2/03/26 195,874
USD 8,748,223 HUF 2,880,027,702 Toronto Dominion 2/03/26 (43,545)
USD 420,015,905 JPY 65,379,171,777 Toronto Dominion 2/03/26 1,798,811
USD 16,862,810 PLN 60,539,702 Toronto Dominion 2/03/26 27,237
USD 22,772,199 SEK 208,881,082 Toronto Dominion 2/03/26 77,919
Total         $(13,434,443)
Total unrealized appreciation on forward foreign currency contracts         $12,008,239
Total unrealized depreciation on forward foreign currency contracts         $(25,442,682)

Portfolio of Investments December 31, 2025
NURE
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.1%
APARTMENTS - 47.8%
49,002 American Homes 4 Rent, Class A $ 1,572,964
36,814 Apartment Investment and Management Co, Class A 218,675
8,570 AvalonBay Communities Inc 1,553,827
14,653 Camden Property Trust 1,613,002
4,639 Centerspace 309,514
24,909 Equity Residential 1,570,263
5,925 Essex Property Trust Inc 1,550,454
66,303 Independence Realty Trust Inc 1,158,976
57,070 Invitation Homes Inc 1,585,975
11,457 Mid-America Apartment Communities Inc 1,591,492
6,058 NexPoint Residential Trust Inc 182,346
42,908 UDR Inc 1,573,866
22,558 Veris Residential Inc 335,663
TOTAL APARTMENTS 14,817,017
DIVERSIFIED - 2.6%
24,485 Elme Communities 426,039
22,488 UMH Properties Inc 357,784
TOTAL DIVERSIFIED 783,823
HOTELS - 21.1%
61,106 Apple Hospitality REIT Inc 724,106
56,575 DiamondRock Hospitality Co 506,912
84,757 Host Hotels & Resorts Inc 1,502,742
55,518 Park Hotels & Resorts Inc 580,718
31,549 Pebblebrook Hotel Trust 357,135
41,415 RLJ Lodging Trust 308,542
15,916 Ryman Hospitality Properties Inc 1,505,972
43,882 Service Properties Trust 80,743
29,413 Summit Hotel Properties Inc 143,241
52,742 Sunstone Hotel Investors Inc 471,514
26,331 Xenia Hotels & Resorts Inc 372,320
TOTAL HOTELS 6,553,945
MANUFACTURED HOMES - 9.8%
25,095 Equity LifeStyle Properties Inc 1,521,008
12,373 Sun Communities Inc 1,533,138
TOTAL MANUFACTURED HOMES 3,054,146
SELF-STORAGE - 17.8%
41,943 CubeSmart 1,512,045
11,645 Extra Space Storage Inc 1,516,412
19,658 National Storage Affiliates Trust 554,552
5,647 Public Storage 1,465,397
15,376 Smartstop Self Storage REIT Inc 475,734
TOTAL SELF-STORAGE 5,524,140
TOTAL REAL ESTATE INVESTMENT TRUST COMMON STOCKS
(Cost $41,515,082) 30,733,071
TOTAL LONG-TERM INVESTMENTS
(Cost $41,515,082) 30,733,071
OTHER ASSETS & LIABILITIES, NET - 0.9% 275,170
NET ASSETS - 100% $ 31,008,241
REIT Real Estate Investment Trust

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2025 NXUS NURE
ASSETS
Long-term investments, at value
†
$ 2,499,191,096 $ 30,733,071
Cash 16,842,892 103,435
Cash denominated in foreign currencies
^
626,404 —
Segregated cash balance with authorized participant for deposit securities 41,659,980 —
Unrealized appreciation on forward foreign currency contracts 12,008,239 —
Receivables:
Dividends — 181,625
Interest 26,571,056 —
Investments sold 13,413,490 —
Reclaims 194,001 —
Other — 1,326
Total assets 2,610,507,158 31,019,457
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 25,442,682 —
Payables:
Management fees 120,733 9,491
Collateral upon the receipt of in-kind securities from authorized participant 41,659,980 —
Interest 84,297 —
Investments purchased - regular settlement 7,253,366 —
Accrued expenses:
Professional fees 941 23
Trustees fees 11,671 376
Other — 1,326
Total liabilities 74,573,670 11,216
Net assets $ 2,535,933,488 $ 31,008,241
Shares outstanding 101,400,000 1,100,000
Net asset value ("NAV") per share $ 25.01 $ 28.19
NET ASSETS CONSIST OF:
Paid-in capital 2,544,243,945 53,922,440
Total distributable earnings (loss) (8,310,457) (22,914,199)
Net assets $ 2,535,933,488 $ 31,008,241
Authorized shares Unlimited Unlimited
Par value per share $ 0.01 $ 0.01
†
   Long-term investments, cost $ 2,491,854,891 $ 41,515,082
^  Cash denominated in foreign currencies, cost $ 620,078 $ —

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2025
NXUS
1
NURE
INVESTMENT INCOME
Dividends $ — $ 1,355,618
Interest 7,176,628 —
Tax withheld on income (556,071) —
Total investment income 6,620,557 1,355,618
EXPENSES
Management fees 164,476 140,548
Professional fees 1,052 —
Trustees fees 18,593 1,607
Total expenses 184,121 142,155
Net investment income (loss) 6,436,436 1,213,463
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 99,836 (1,735,465)
In-kind redemptions — (629,239)
Forward foreign currency contracts (2,429,941) —
Foreign currency transactions 309,043 —
Net realized gain (loss) (2,021,062) (2,364,704)
Change in unrealized appreciation (depreciation) on:
Investments 7,334,525 (2,274,220)
Forward foreign currency contracts (13,434,443) —
Foreign currency translations 226,022 —
Net change in unrealized appreciation (depreciation) (5,873,896) (2,274,220)
Net realized and unrealized gain (loss) (7,894,958) (4,638,924)
Net increase (decrease) in net assets from operations $ (1,458,522) $ (3,425,461)
1
For the period September 23, 2025 (commencement of operations) through December 31, 2025.

Statement of Changes in Net Assets
See Notes to Financial Statements

NXUS NURE
For the period
9/23/25
(commencement
of operations)
through
12/31/25
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 6,436,436 $ 1,213,463 $ 1,377,557
Net realized gain (loss) (2,021,062) (2,364,704) (1,846,852)
Net change in unrealized appreciation (depreciation) (5,873,896) (2,274,220) 3,736,499
Net increase (decrease) in net assets from operations (1,458,522) (3,425,461) 3,267,204
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (6,851,935) (1,213,463) (1,377,557)
Return of capital – (411,477) (368,008)
Total distributions (6,851,935) (1,624,940) (1,745,565)
FUND SHARE TRANSACTIONS
Subscriptions 2,544,245,096 – 10,904,836
Redemptions (1,151) (14,890,582) (10,888,402)
Net increase (decrease) from Fund share transactions 2,544,243,945 (14,890,582) 16,434
Net increase (decrease) in net assets 2,535,933,488 (19,940,983) 1,538,073
Net assets at the beginning of period – 50,949,224 49,411,151
Net assets at the end of period $ 2,535,933,488 $ 31,008,241 $ 50,949,224

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NXUS
12/31/25
(d)
$ 25.00 $ 0.19 $ (0.08) $ 0.11 $ (0.10) $ — $ — $ (0.10) $ 25.01 $ 25.04
NURE
12/31/25
31.84 0.91 (3.28) (2.37) (0.97) — (0.31) (1.28) 28.19 28.16
12/31/24
30.88 0.87 1.21 2.08 (0.89) — (0.23) (1.12) 31.84 31.80
12/31/23
28.43 0.75 2.85 3.60 (0.80) — (0.35) (1.15) 30.88 30.88
12/31/22
40.68 0.54 (11.99) (11.45) (0.59) — (0.21) (0.80) 28.43 28.42
12/31/21
26.98 0.46 13.79 14.25 (0.39) — (0.16) (0.55) 40.68 40.74
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 23, 2025 (commencement of operations) through December 31, 2025.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
0.43% 0.55% $ 2,535,933 0.08%
(e)
2.85%
(e)
2%
(7.53) (7.49) 31,008 0.36 3.04 14
6.83 6.69 50,949 0.35 2.76 29
12.99 13.03 49,411 0.36 2.56 17
(28.37) (28.49) 66,810 0.35 1.56 18
53.19 53.42 117,978 0.35 1.31 11

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen International Aggregate Bond ETF (NXUS) and Nuveen
Short-Term REIT ETF (NURE) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NXUS are listed and traded on the NYSE Arca, while shares NURE are listed and traded on the Cboe BZX Exchange,
Inc. The NYSE Arca and the Cboe BZX Exchange, Inc are each an “Exchange”.
Current Fiscal Period
: The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to Financial
Statements for NXUS is September 23, 2025 (commencement of operations) through December 31, 2025 and for NURE is the fiscal year ended
December 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management (“NAM”) and Teachers Advisors, LLC (“TAL”) (each a “Sub-Adviser”) and collectively, the “Sub-Advisers”) each an affiliate of the
Adviser. NAM is responsible for managing the investment portfolio of NXUS and TAL is responsible for managing the investment portfolio of NURE.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolio. Distributions received from certain securities in which the Fund invests, most notably real estate investment trust (REIT)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. Dividend income, net realized gains, (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of income, capital gain, and/or return of capital as reported by the issuers of such securities for distributions during the current fiscal period.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Fund's investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date.
Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting
NXUS Value
% of
Net Assets
Country:
Japan $ 418,800,897 16.5%
France 209,189,032 8.2
United Kingdom 195,255,007 7.7
Germany 192,958,717 7.6
Canada 156,005,489 6.2
Italy 138,961,862 5.5
Spain 124,116,315 4.9
Supranational 98,967,903 3.9
Australia 81,508,792 3.2
South Korea 65,233,376 2.6
Other 733,308,654 29.0
Total non-U.S. Securities $2,414,306,044 95.3%

Notes to Financial Statements
(continued)
period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

NXUS
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Corporate Bonds
$ –
$ 5,587,685
$ –
$ 5,587,685
Corporate Debt
–
504,212,336
–
504,212,336
Government Related
–
1,989,391,075
–
1,989,391,075
Total
$ –
$ 2,499,191,096
$ –
$ 2,499,191,096
a
NURE
Level 1
Level 2
Level 3
Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks
$ 30,733,071
$ –
$ –
$ 30,733,071
Total
$ 30,733,071
$ –
$ –
$ 30,733,071
a
* Represents net unrealized appreciation (depreciation).
4. Portfolio Securities
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the Fund did not have any securities out on loan.
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NXUS $ 209,271,373 $ 1,801,430 $ 17,450,266 $ 1,799,367
NURE 5,832,030 — 5,722,498 —
Fund
In-Kind
Purchases
In-Kind
Sales
NXUS $ 2,297,001,839 $ —
NURE — 14,845,564

Notes to Financial Statements
(continued)
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts:
During the current fiscal period, NXUS used forward foreign currency contracts to partially hedge its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
As of the end of the current fiscal period, NXUS invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:
Fund
Average Notional
Amount of
Forward
Contracts
Outstanding*
NXUS $ 4,469,941,501
*
The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts* Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
NXUS ANZ Banking Group LTD $ 184,324 $ (492,576) $ (308,252) $ — $ (308,252)
NXUS Barclays Capital 360,105 (4,097,831) (3,737,726) — (3,737,726)
NXUS Citigroup 286,276 (2,193,878) (1,907602) — (1,907,602)
NXUS Morgan Stanley 5,176,996 (14,799,479) (9,622,483) — (9,622,483)
NXUS Toronto Dominion 6,000,538 (3,858,918) 2,141,620 — 2,141,620
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NXUS
Forward foreign currency
contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
$ 12,008,239 Unrealized depreciation on
forward contracts
$ (25,442,6 82)
1 1 1 1 1 1 1 1

Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NXUS
Forward foreign currency contracts Foreign currency exchange rate $ (2,429,941) $ (13,434,443)
NXUS NURE
For the period
9/23/25
(commencement of
operations)
through 12/31/25
Year Ended
12/31/25
Year Ended
12/31/24
Shares Value Shares Value Shares Value
Subscriptions 101,400,000 $2,544,245,096 – $– 150,000 $10,904,836
Redemptions – (1,151) (500,000) (14,890,582) (150,000) (10,888,402)
Net increase (decrease) 101,400,000 $2,544,243,945 (500,000) $(14,890,582) – $16,434

Notes to Financial Statements
(continued)
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, distribution reallocations, foreign currency transactions, and redemptions in-kind. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NXUS $ 2,488,625,815 $ 7,336,205 $ (10,205,367) $ (2,869,162)
NURE 42,220,177 — (11,487,106) (11,487,106)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NXUS
$ — $ — $ (2,644,820) $ — $ (5,665,637) $ — $ (8,310,457)
NURE
— — (11,487,106) (11,427,093) — — (22,914,199)
For the Period
9/23/25
(commencement of operations)
through
12/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
NXUS $6,851,935 $– $—
12/31/25 12/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NURE
$ 1,213,463 $ — $ 411,477 $ 1,377,557 $ — $ 368,008
Fund
Short-Term Long-Term Total
NXUS
$ — $ — $ —
NURE
3,970,005 7,457,088 11,427,093

The following table presents income taxes paid by the Funds in foreign jurisdictions during the current fiscal period. The Funds did not pay any other income taxes.
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Advisers or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
Fund NXUS NURE
Income taxes by foreign jurisdictions:
Chile $10 $—
Hungary 4 —
Indonesia 793 —
Mexico (98) —
Romania 13 —
South Korea 456 —
Switzerland 18 —
Thailand (502) —
Total income taxes paid, net of refunds $694 $—
Fund Management Fee
NXUS 0.07%
NURE 0.35
Underlying Fund TIAA
Nuveen
Lifecycle
Index Funds Total
NXUS – %
*
84% 84%
NURE – – –
* Value rounded to zero.

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Qualified Business Income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NXUS $ —
NURE —
Fund Percentage
NXUS
– %
NURE
0 .2
Fund Percentage
NXUS
0 .2%
NURE
1 .0
Fund
1/1 to Current
Year End
Percentage
NXUS
1.1%
NURE
—
Fund Percentage
NXUS
— %
NURE
95 .6%

163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
NXUS
19.3%
NURE
–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Fund’s Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for Nuveen Short-Term REIT ETF (the “Fund”) effective upon (i) completion of KPMG’s audit of the Fund’s financial statements to be included in the Fund’s Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended December 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Fund’s independent registered public accounting firm was effective on February 28, 2025, which is the date on which KPMG issued their report on their audit of the Fund’s financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and the subsequent interim period through February 28, 2025, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023 and the subsequent interim period through February 28, 2025, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2025. During the Fund’s fiscal years ended December 31, 2024 and December 31, 2023, and the subsequent interim period through February 28, 2025, the Fund has not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen International Aggregate Bond ETF

The Approval Process

At the meeting held on August 5-6, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for Nuveen International Aggregate Bond ETF (the “Fund”), a series of the Trust, the investment management agreement (the “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) serves as investment adviser to the Fund and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board Members are interchangeable.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unified fee structure for the Fund, including comparisons of the Fund’s proposed unified fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/ or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers. The Nuveen fund complex consists of the group of funds advised by NFAL and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of TAL and NFAL.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised, as applicable, by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund and considered that the Fund would be an exchange-traded fund (“ETF”) advised by the Adviser. Further, the Board considered that the Fund (an “Index ETF”) would seek to track the investment results of a specified underlying index (“Underlying Index”).

At the Meeting and/or at prior meetings, the Board Members considered materials regarding, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates currently provide to the applicable funds and are expected to provide to the Fund; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at prior meetings, the Board Members considered the background and experience of the investment personnel expected to manage the Fund.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. The Board has considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things,

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. The Board has also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the applicable funds.

The Board has considered that the funds operate in a highly regulated industry and that the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the funds have expanded over the years due to regulatory, market and other developments. Such services include maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee have received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board has considered that the Adviser provides investment advisory services. With respect to the Nuveen funds advised by the Adviser, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of the Adviser. Accordingly, the Board has considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to the Nuveen ETFs, such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error (with respect to Index ETFs) and analyzing secondary market dynamics.

In addition to the portfolio management services provided to the applicable funds (including indirectly by overseeing the sub-advisers), the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has also considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. Further, the Board has considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Board Members considered the experience and expertise of the investment team expected to manage the Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement.

B. Investment Performance

The Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. The Board Members considered that the portfolio management team expected to manage the Fund included portfolio managers from teams that managed certain existing passive fixed income ETFs and passive fixed income mutual funds. The Board Members considered that the portfolio management team was expected to maintain an investment process for the Fund that would be generally similar to that used for certain other Nuveen ETFs. Further, the Board Members considered certain historical performance-related data pertaining to various unaffiliated ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable ETFs”).

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C. Fees, Expenses and Profitability

1.  Fees and Expenses

In evaluating the management fees and expenses that the Fund was expected to bear, the Board Members considered that the Fund would pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with estimates of the Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unified fee. In considering the proposed unified fee structure, the Board Members considered that the Adviser would generally bear the risks of the Fund’s operating costs rising (and would benefit if such costs decrease) and would therefore have an incentive to be administratively efficient.

In their review, the Board Members considered, among other things, the Fund’s proposed unified fee compared to expense and management fee data relating to the Comparable ETFs. Because the Fund will pay a unified fee, the Board Members considered, among other things, the net expense ratios of the ETFs comprising the applicable Comparable ETFs and certain related data provided by the Adviser. Further, the Board Members considered the proposed sub-advisory fee for the Fund, which will be paid by the Adviser out of its unified fee.

Based on their review of the fee and expense information provided, the Board Members determined that the Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

2.  Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to, in addition to the Nuveen funds, various other types of clients which may include, among others: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board has previously considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board has considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients, which has limited the comparability of the data. In this regard, the Board has considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to variations in relative fee rates. Differences in the level of advisory services required for passively managed funds, including Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board has further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has concluded that the varying levels of fees are reasonable given the foregoing.

3.  Profitability of the Fund Advisers

At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board has considered profitability data at the per fund level for the respective adviser.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

In reviewing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board has reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members have considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board has also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board has also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the investments the Adviser, its parent and/or other affiliates have made into their business.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the respective Fund Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of the Fund for its first year of operations, including currently estimated pre- and post-distribution margins.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Fund could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board has considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules and do not participate in the complex-level fee program. The Board Members considered that the Fund will not have a breakpoint schedule, participate in the complex-level fee program or have fee waivers or expense limitation agreements. As indicated above, the Adviser will generally pay the operating expenses of the Fund (subject to certain exceptions) under the unified fee structure. The Board has considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members have considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members have considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over a given time period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that the Fund was being priced using an at-scale approach.

In addition, the Board Members have considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board has considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board has further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the proposed fee arrangements were expected to appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members have also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

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The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Fund were reasonable in light of the services expected to be provided.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of the Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: March 6, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)